UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – June 30, 2015

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2015

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2015

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	79.8%
Equity	20.2

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Intermediate Government Bond Portfolio	34.5%
EQ/Core Bond Index Portfolio	25.7
EQ/PIMCO Ultra Short Bond Portfolio	13.3
ATM Large Cap Managed Volatility Portfolio	6.6
Multimanager Core Bond Portfolio	2.4
EQ/BlackRock Basic Value Equity Portfolio	2.1
AXA Large Cap Core Managed Volatility Portfolio	2.0
EQ/Global Bond PLUS Portfolio	1.9
AXA Large Cap Growth Managed Volatility Portfolio	1.8
EQ/Boston Advisors Equity Income Portfolio	1.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class A
Actual	$1,000.00	$1,006.30	$2.31
Hypothetical (5% average return before expenses)	1,000.00	1,022.49	2.33
Class B
Actual	1,000.00	1,006.30	2.31
Hypothetical (5% average return before expenses)	1,000.00	1,022.49	2.33
Class K
Actual	1,000.00	1,007.30	1.07
Hypothetical (5% average return before expenses)	1,000.00	1,023.73	1.08

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.46%, 0.46% and 0.21%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	2,243,542	$22,714,661
ATM Large Cap Managed Volatility Portfolio‡	7,315,766	98,025,155
ATM Mid Cap Managed Volatility Portfolio‡	479,786	4,345,046
ATM Small Cap Managed Volatility Portfolio‡	262,529	3,409,812
AXA Global Equity Managed Volatility Portfolio‡	292,043	4,540,027
AXA International Core Managed Volatility Portfolio‡	565,635	5,622,243
AXA International Value Managed Volatility Portfolio‡	280,740	3,527,927
AXA Large Cap Core Managed Volatility Portfolio‡	3,151,138	29,749,074
AXA Large Cap Growth Managed Volatility Portfolio‡	953,166	27,304,274
AXA Large Cap Value Managed Volatility Portfolio‡	489,334	7,744,831
AXA/AB Small Cap Growth Portfolio‡	171,473	3,649,866
AXA/Loomis Sayles Growth Portfolio‡	386,551	2,292,419
AXA/Lord Abbett Micro Cap Portfolio*‡	75,437	884,478
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	184,043	1,982,640
EQ/BlackRock Basic Value Equity Portfolio‡	1,426,708	31,628,953
EQ/Boston Advisors Equity Income Portfolio‡	3,514,373	22,963,233
EQ/Core Bond Index Portfolio‡	37,922,157	380,588,953
EQ/GAMCO Small Company Value Portfolio‡	146,954	8,342,830
EQ/Global Bond PLUS Portfolio‡	3,083,807	27,849,734
EQ/High Yield Bond Portfolio‡	1,159,964	11,784,019
EQ/Intermediate Government Bond Portfolio‡	49,362,400	511,915,807
EQ/International Equity Index Portfolio‡	65,281	607,056

EQ/JPMorgan Value Opportunities Portfolio‡	61,575	988,271
EQ/Large Cap Growth Index Portfolio‡	147,833	1,911,998
EQ/MFS International Growth Portfolio‡	1,993,148	14,014,438
EQ/PIMCO Ultra Short Bond Portfolio‡	20,000,838	197,165,161
EQ/Quality Bond PLUS Portfolio‡	1,475,374	12,645,661
Multimanager Core Bond Portfolio‡	3,544,287	34,910,153
Multimanager Mid Cap Growth Portfolio*‡	222,568	2,298,882
Multimanager Mid Cap Value Portfolio‡	120,917	1,762,037

Total Investment Companies (99.5%) (Cost $1,362,107,401)		1,477,169,639

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,013,401	6,013,401

Total Short-Term Investments (0.4%) (Cost $6,013,401)		6,013,401

Total Investments (99.9%) (Cost $1,368,120,802)		1,483,183,040
Other Assets Less Liabilities (0.1%)		1,815,512

Net Assets (100%)		$1,484,998,552

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$22,811,929	$746,351	$2,073,501	$22,714,661	$—	$21,885
ATM Large Cap Managed Volatility Portfolio	110,936,908	3,482,974	15,973,400	98,025,155	—	1,555,071
ATM Mid Cap Managed Volatility Portfolio	5,099,344	248,784	1,206,133	4,345,046	—	(7,671)
ATM Small Cap Managed Volatility Portfolio	3,260,016	—	—	3,409,812	—	—
AXA Global Equity Managed Volatility Portfolio	4,562,507	124,392	288,605	4,540,027	—	60,626
AXA International Core Managed Volatility Portfolio	5,816,640	248,784	717,268	5,622,243	—	(18,806)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA International Value Managed Volatility Portfolio	$3,550,670	$124,392	$335,810	$3,527,927	$—	$13,421
AXA Large Cap Core Managed Volatility Portfolio	30,691,534	870,743	2,272,035	29,749,074	—	172,583
AXA Large Cap Growth Managed Volatility Portfolio	29,461,471	870,743	2,484,969	27,304,274	—	1,579,648
AXA Large Cap Value Managed Volatility Portfolio	7,965,145	124,392	339,181	7,744,831	—	10,051
AXA/AB Small Cap Growth Portfolio (a)	3,637,469	124,392	338,616	3,649,866	—	10,615
AXA/Loomis Sayles Growth Portfolio	—	2,240,000	—	2,292,419	—	—
AXA/Lord Abbett Micro Cap Portfolio	812,687	—	—	884,478	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	1,854,571	—	—	1,982,640	—	—
EQ/BlackRock Basic Value Equity Portfolio	32,435,099	995,135	2,141,994	31,628,953	—	651,854
EQ/Boston Advisors Equity Income Portfolio	27,455,574	870,743	4,862,112	22,963,233	—	332,505
EQ/Core Bond Index Portfolio	400,442,492	12,439,193	35,011,572	380,588,953	—	(88,463)
EQ/GAMCO Small Company Value Portfolio	8,831,543	373,176	854,478	8,342,830	—	193,216
EQ/Global Bond PLUS Portfolio	28,636,079	1,621,960	1,746,539	27,849,734	—	(384)
EQ/High Yield Bond Portfolio	8,512,630	3,000,000	—	11,784,019	—	—
EQ/Intermediate Government Bond Portfolio	540,963,404	17,912,437	50,286,783	511,915,807	—	2,494
EQ/International Equity Index Portfolio	575,841	—	—	607,056	—	—
EQ/JPMorgan Value Opportunities Portfolio	—	1,000,000	—	988,271	—	—
EQ/Large Cap Growth Index Portfolio	3,368,202	248,784	1,172,481	1,911,998	—	645,982
EQ/MFS International Growth Portfolio	13,680,612	248,784	672,687	14,014,438	—	25,775
EQ/PIMCO Ultra Short Bond Portfolio	209,778,231	7,090,340	19,898,532	197,165,161	—	7,640
EQ/Quality Bond PLUS Portfolio	6,618,813	6,025,000	—	12,645,661	—	—
Multimanager Core Bond Portfolio	37,899,981	2,816,006	5,527,990	34,910,153	350,735	59,707
Multimanager Mid Cap Growth Portfolio	2,130,351	—	—	2,298,882	—	—
Multimanager Mid Cap Value Portfolio	1,711,058	—	—	1,762,037	—	—

	$1,553,500,801	$63,847,505	$148,204,686	$1,477,169,639	$350,735	$5,227,749

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,477,169,639	$—	$1,477,169,639
Short-Term Investments	6,013,401	—	—	6,013,401

Total Assets	$6,013,401	$1,477,169,639	$—	$1,483,183,040

Total Liabilities	$—	$—	$—	$—

Total	$6,013,401	$1,477,169,639	$—	$1,483,183,040

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$63,847,505
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$153,432,435

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,383,859
Aggregate gross unrealized depreciation	(4,565,825)

Net unrealized appreciation	$113,818,034

Federal income tax cost of investments	$1,369,365,006

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,362,107,401)	$1,477,169,639
Unaffiliated Issuers (Cost $6,013,401)	6,013,401
Cash	1,591,000
Receivable from Separate Accounts for Trust shares sold	1,714,161
Receivable for securities sold	96,474
Dividends, interest and other receivables	94,860
Other assets	14,613

Total assets	1,486,694,148

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	811,065
Distribution fees payable – Class B	301,611
Administrative fees payable	173,534
Payable for securities purchased	94,387
Investment management fees payable	52,989
Trustees’ fees payable	35,409
Distribution fees payable – Class A	5,690
Accrued expenses	220,911

Total liabilities	1,695,596

NET ASSETS	$1,484,998,552

Net assets were comprised of:
Paid in capital	$1,554,421,934
Accumulated undistributed net investment income (loss)	(3,180,795)
Accumulated undistributed net realized gain (loss) on investments	(181,304,825)
Net unrealized appreciation (depreciation) on investments	115,062,238

Net assets	$1,484,998,552

Class A
Net asset value, offering and redemption price per share, $27,018,817 / 2,810,459 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.61

Class B
Net asset value, offering and redemption price per share, $1,454,768,057 / 151,252,335 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.62

Class K
Net asset value, offering and redemption price per share, $3,211,678 / 334,266 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($350,735 of dividend income received from affiliates)	$351,285
Interest	3,012

Total income	354,297

EXPENSES
Distribution fees – Class B	1,862,543
Administrative fees	1,071,141
Investment management fees	760,370
Printing and mailing expenses	103,988
Custodian fees	59,495
Professional fees	43,478
Distribution fees – Class A	34,816
Trustees’ fees	25,468
Miscellaneous	11,260

Gross expenses	3,972,559
Less: Waiver from investment manager	(442,268)

Net expenses	3,530,291

NET INVESTMENT INCOME (LOSS)	(3,175,994)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	5,227,749
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	8,026,019

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,253,768

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,077,774

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,175,994)	$8,732,413
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	5,227,749	42,492,111
Net change in unrealized appreciation (depreciation) on investments	8,026,019	(8,022,490)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,077,774	43,202,034

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(234,589)
Class B	—	(13,193,674)
Class K	—	(27,459)

	—	(13,455,722)

Distributions from net realized capital gains
Class A	—	(822,967)
Class B	—	(45,739,374)
Class K	—	(63,768)

	—	(46,626,109)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(60,081,831)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 276,635 and 434,536 shares, respectively ]	2,660,086	4,245,673
Capital shares issued in reinvestment of dividends and distributions [ 0 and 109,744 shares, respectively ]	—	1,057,556
Capital shares repurchased [ (311,118) and (672,368) shares, respectively ]	(3,004,006)	(6,566,145)

Total Class A transactions	(343,920)	(1,262,916)

Class B
Capital shares sold [ 11,312,797 and 16,323,521 shares, respectively ]	108,968,403	159,050,184
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,113,396 shares, respectively ]	—	58,933,048
Capital shares repurchased [ (19,933,981) and (46,371,384) shares, respectively ]	(192,244,757)	(452,331,097)

Total Class B transactions	(83,276,354)	(234,347,865)

Class K
Capital shares sold [ 115,484 and 278,116 shares, respectively ]	1,113,562	2,709,300
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,499 shares, respectively ]	—	91,227
Capital shares repurchased [ (40,491) and (132,339) shares, respectively ]	(388,707)	(1,285,977)

Total Class K transactions	724,855	1,514,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(82,895,419)	(234,096,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(72,817,645)	(250,976,028)
NET ASSETS:
Beginning of period	1,557,816,197	1,808,792,225

End of period (a)	$1,484,998,552	$1,557,816,197

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,180,795)	$(4,801)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class A			2014		2013		2012		2011		2010
Net asset value, beginning of period	$9.55		$9.67		$9.60		$9.39		$9.56		$9.51

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.05		0.05		0.06		0.18		0.19
Net realized and unrealized gain (loss) on investments	0.08		0.20		0.36		0.36		0.02		0.53

Total from investment operations	0.06		0.25		0.41		0.42		0.20		0.72

Less distributions:
Dividends from net investment income	—		(0.08)		(0.09)		(0.08)		(0.18)		(0.24)
Distributions from net realized gains	—		(0.29)		(0.25)		(0.13)		(0.19)		(0.43)

Total dividends and distributions	—		(0.37)		(0.34)		(0.21)		(0.37)		(0.67)

Net asset value, end of period	$9.61		$9.55		$9.67		$9.60		$9.39		$9.56

Total return (b)	0.63%		2.61%		4.32%		4.54%		2.15%		7.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,019		$27,181		$28,762		$29,519		$29,850		$20,959
Ratio of expenses to average net assets:
After waivers (a)(f)	0.46	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.15	%(k)	0.13	%(k)
Before waivers (a)(f)	0.52%		0.53%		0.53%		0.53%		0.27%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.42)%		0.53%		0.53%		0.59%		1.90%		1.91%
Before waivers (a)(f)(x)	(0.48)%		0.46%		0.46%		0.51%		1.78%		1.77%
Portfolio turnover rate (z)^	4%		7%		9%		30%		41%		50%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class B			2014		2013		2012		2011		2010
Net asset value, beginning of period	$9.56		$9.68		$9.61		$9.39		$9.56		$9.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.05		0.04		0.06		0.15		0.17
Net realized and unrealized gain (loss) on investments	0.08		0.20		0.37		0.37		0.03		0.52

Total from investment operations	0.06		0.25		0.41		0.43		0.18		0.69

Less distributions:
Dividends from net investment income	—		(0.08)		(0.09)		(0.08)		(0.16)		(0.22)
Distributions from net realized gains	—		(0.29)		(0.25)		(0.13)		(0.19)		(0.43)

Total dividends and distributions	—		(0.37)		(0.34)		(0.21)		(0.35)		(0.65)

Net asset value, end of period	$9.62		$9.56		$9.68		$9.61		$9.39		$9.56

Total return (b)	0.63%		2.61%		4.32%		4.65%		1.89%		7.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,454,768		$1,528,163		$1,779,026		$2,230,482		$2,214,725		$2,154,365
Ratio of expenses to average net assets:
After waivers (a)(f)	0.46	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.40	%(k)	0.38	%(k)
Before waivers (a)(f)	0.52%		0.53%		0.53%		0.53%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.42)%		0.53%		0.43%		0.62%		1.53%		1.71%
Before waivers (a)(f)(x)	(0.48)%		0.45%		0.36%		0.54%		1.40%		1.56%
Portfolio turnover rate (z)^	4%		7%		9%		30%		41%		50%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,				August 29, 2012* to December 31, 2012
Class K			2014		2013
Net asset value, beginning of period	$9.54		$9.66		$9.59		$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.13		0.16		0.12
Net realized and unrealized gain (loss) on investments	0.08		0.15		0.28		(0.01)

Total from investment operations	0.07		0.28		0.44		0.11

Less distributions:
Dividends from net investment income	—		(0.11)		(0.12)		(0.11)
Distributions from net realized gains	—		(0.29)		(0.25)		(0.08)

Total dividends and distributions	—		(0.40)		(0.37)		(0.19)

Net asset value, end of period	$9.61		$9.54		$9.66		$9.59

Total return (b)	0.73%		2.87%		4.59%		1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,212		$2,473		$1,004		$14
Ratio of expenses to average net assets:
After waivers (a)(f)(x)	0.21	%(j)	0.21	%(j)	0.20	%(j)	0.21	%(j)
Before waivers (a)(f)(x)	0.27%		0.28%		0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.17)%		1.32%		1.58%		3.50	%(l)
Before waivers (a)(f)(x)	(0.22)%		1.25%		1.50%		3.42	%(l)
Portfolio turnover rate (z)^	4%		7%		9%		30%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.75% for Class A and 1.00% for Class B.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	59.6%
Equity	40.4

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Intermediate Government Bond Portfolio	25.7%
EQ/Core Bond Index Portfolio	19.0
ATM Large Cap Managed Volatility Portfolio	11.2
EQ/PIMCO Ultra Short Bond Portfolio	9.8
ATM International Managed Volatility Portfolio	4.2
EQ/BlackRock Basic Value Equity Portfolio	2.9
AXA Large Cap Growth Managed Volatility Portfolio	2.9
AXA Large Cap Core Managed Volatility Portfolio	2.8
EQ/MFS International Growth Portfolio	2.5
Multimanager Core Bond Portfolio	2.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class A
Actual	$1,000.00	$1,011.00	$2.61
Hypothetical (5% average return before expenses)	1,000.00	1,022.20	2.62
Class B
Actual	1,000.00	1,012.00	2.61
Hypothetical (5% average return before expenses)	1,000.00	1,022.20	2.62
Class K
Actual	1,000.00	1,013.10	1.36
Hypothetical (5% average return before expenses)	1,000.00	1,023.44	1.37

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	6,609,180	$66,914,406
ATM Large Cap Managed Volatility Portfolio‡	13,227,699	177,240,118
ATM Mid Cap Managed Volatility Portfolio‡	1,063,964	9,635,479
ATM Small Cap Managed Volatility Portfolio‡	2,492,223	32,369,814
AXA Global Equity Managed Volatility Portfolio‡	1,427,490	22,191,409
AXA International Core Managed Volatility Portfolio‡	1,544,679	15,353,656
AXA International Value Managed Volatility Portfolio‡	727,666	9,144,234
AXA Large Cap Core Managed Volatility Portfolio‡	4,656,171	43,957,697
AXA Large Cap Growth Managed Volatility Portfolio‡	1,589,175	45,523,295
AXA Large Cap Value Managed Volatility Portfolio‡	1,659,030	26,257,947
AXA/AB Small Cap Growth Portfolio‡	898,662	19,128,331
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	213,225	3,275,024
AXA/Horizon Small Cap Value Portfolio‡	606,081	6,107,334
AXA/Loomis Sayles Growth Portfolio‡	1,339,122	7,941,595
AXA/Lord Abbett Micro Cap Portfolio*‡	183,972	2,157,015
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	302,069	3,254,097
AXA/Pacific Global Small Cap Value Portfolio‡	469,108	4,147,081
EQ/BlackRock Basic Value Equity Portfolio‡	2,080,907	46,132,016
EQ/Boston Advisors Equity Income Portfolio‡	4,133,489	27,008,593
EQ/Core Bond Index Portfolio‡	29,970,453	300,785,197
EQ/GAMCO Small Company Value Portfolio‡	256,012	14,534,254
EQ/Global Bond PLUS Portfolio‡	2,497,370	22,553,644
EQ/High Yield Bond Portfolio‡	1,207,789	12,269,869

EQ/Intermediate Government Bond Portfolio‡	39,242,366	406,965,379
EQ/International Equity Index Portfolio‡	140,281	1,304,496
EQ/JPMorgan Value Opportunities Portfolio‡	110,835	1,778,887
EQ/Large Cap Growth Index Portfolio‡	546,295	7,065,524
EQ/MFS International Growth Portfolio‡	5,680,915	39,944,262
EQ/PIMCO Ultra Short Bond Portfolio‡	15,740,592	155,168,313
EQ/Quality Bond PLUS Portfolio‡	1,683,224	14,427,181
Multimanager Core Bond Portfolio‡	3,423,010	33,715,612
Multimanager Mid Cap Growth Portfolio*‡	222,797	2,301,252
Multimanager Mid Cap Value Portfolio‡	368,354	5,367,760

Total Investment Companies (100.0%) (Cost $1,363,967,923)		1,585,920,771

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	260,036	260,036

Total Short-Term Investments (0.0%) (Cost $260,036)		260,036

Total Investments (100.0%) (Cost $1,364,227,959)		1,586,180,807
Other Assets Less Liabilities (0.0%)		790,386

Net Assets (100%)		$1,586,971,193

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K share.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$68,000,402	$369,051	$5,097,675	$66,914,406	$—	$51,559
ATM Large Cap Managed Volatility Portfolio	195,161,063	943,131	19,199,487	177,240,118	—	1,459,667
ATM Mid Cap Managed Volatility Portfolio	10,794,245	82,011	1,601,659	9,635,479	—	42,615
ATM Small Cap Managed Volatility Portfolio	33,022,705	164,023	2,196,644	32,369,814	—	91,905
AXA Global Equity Managed Volatility Portfolio	22,275,723	82,012	863,288	22,191,409	—	280,986

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio	$15,738,026	$82,011	$930,948	$15,353,656	$—	$213,327
AXA International Value Managed Volatility Portfolio	9,159,772	41,006	573,179	9,144,234	—	(1,041)
AXA Large Cap Core Managed Volatility Portfolio	46,662,526	205,029	3,087,059	43,957,697	—	773,626
AXA Large Cap Growth Managed Volatility Portfolio	52,512,749	225,531	4,036,031	45,523,295	—	4,990,724
AXA Large Cap Value Managed Volatility Portfolio	27,575,444	102,514	1,362,556	26,257,947	—	67,787
AXA/AB Small Cap Growth Portfolio (a)	20,692,549	143,520	2,755,700	19,128,331	—	246,780
AXA/Franklin Small Cap Value Managed Volatility Portfolio	3,673,780	—	198,824	3,275,024	—	301,176
AXA/Horizon Small Cap Value Portfolio	5,933,646	—	—	6,107,334	—	—
AXA/Loomis Sayles Growth Portfolio	—	7,760,000	—	7,941,595	—	—
AXA/Lord Abbett Micro Cap Portfolio	1,981,932	—	—	2,157,015	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	3,043,898	—	—	3,254,097	—	—
AXA/Pacific Global Small Cap Value Portfolio	3,703,179	500,000	—	4,147,081	—	—
EQ/BlackRock Basic Value Equity Portfolio	47,624,582	225,531	2,930,415	46,132,016	—	216,340
EQ/Boston Advisors Equity Income Portfolio	34,706,658	246,034	6,651,997	27,008,593	—	1,080,826
EQ/Core Bond Index Portfolio	315,391,092	5,058,217	21,775,125	300,785,197	—	(33,914)
EQ/GAMCO Small Company Value Portfolio	16,527,183	102,514	1,510,757	14,534,254	—	919,586
EQ/Global Bond PLUS Portfolio	22,886,837	1,061,509	858,208	22,553,644	—	(3)
EQ/High Yield Bond Portfolio	8,984,509	3,000,000	—	12,269,869	—	—
EQ/Intermediate Government Bond Portfolio	432,707,023	2,193,805	30,611,865	406,965,379	—	(2,529)
EQ/International Equity Index Portfolio	3,093,823	—	1,255,230	1,304,496	—	744,770
EQ/JPMorgan Value Opportunities Portfolio	—	1,800,000	—	1,778,887	—	—
EQ/Large Cap Growth Index Portfolio	11,371,538	61,509	2,699,402	7,065,524	—	2,038,803
EQ/MFS International Growth Portfolio	39,801,731	164,023	2,258,695	39,944,262	—	29,853
EQ/PIMCO Ultra Short Bond Portfolio	166,694,406	902,126	12,613,669	155,168,313	—	(26,653)
EQ/Quality Bond PLUS Portfolio	9,755,496	4,675,000	—	14,427,181	—	—
Multimanager Core Bond Portfolio	30,462,627	6,330,948	2,857,245	33,715,612	300,919	3,441
Multimanager Mid Cap Growth Portfolio	2,608,203	—	424,761	2,301,252	—	75,239
Multimanager Mid Cap Value Portfolio	5,731,915	41,006	348,679	5,367,760	—	223,459

	$1,668,279,262	$36,562,061	$128,699,098	$1,585,920,771	$300,919	$13,788,329

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,585,920,771	$—	$1,585,920,771
Short-Term Investments	260,036	—	—	260,036

Total Assets	$260,036	$1,585,920,771	$—	$1,586,180,807

Total Liabilities	$—	$—	$—	$—

Total	$260,036	$1,585,920,771	$—	$1,586,180,807

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts for the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,562,061
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$142,487,427

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,567,528
Aggregate gross unrealized depreciation	(10,234,992)

Net unrealized appreciation	$219,332,536

Federal income tax cost of investments	$1,366,848,271

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,363,967,923)	$1,585,920,771
Unaffiliated Issuers (Cost $260,036)	260,036
Cash	381,000
Receivable for securities sold	1,975,270
Receivable from Separate Accounts for Trust shares sold	206,429
Dividends, interest and other receivables	91,444
Other assets	16,184

Total assets	1,588,851,134

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	905,080
Distribution fees payable – Class B	316,798
Administrative fees payable	185,752
Investment management fees payable	134,562
Payable for securities purchased	91,281
Trustees’ fees payable	38,953
Distribution fees payable – Class A	4,162
Accrued expenses	203,353

Total liabilities	1,879,941

NET ASSETS	$1,586,971,193

Net assets were comprised of:
Paid in capital	$1,673,787,070
Accumulated undistributed net investment income (loss)	(3,898,707)
Accumulated undistributed net realized gain (loss) on investments	(304,870,018)
Net unrealized appreciation (depreciation) on investments	221,952,848

Net assets	$1,586,971,193

Class A
Net asset value, offering and redemption price per share, $19,896,138 / 1,974,967 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.07

Class B
Net asset value, offering and redemption price per share, $1,525,288,067 / 151,331,740 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.08

Class K
Net asset value, offering and redemption price per share, $41,786,988 / 4,142,730 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($300,919 of dividend income received from affiliates)	$301,099
Interest	708

Total income	301,807

EXPENSES
Distribution fees – Class B	1,954,278
Administrative fees	1,144,957
Investment management fees	812,771
Printing and mailing expenses	110,954
Custodian fees	65,268
Professional fees	45,984
Trustees’ fees	27,213
Distribution fees – Class A	25,648
Recoupment fees	6,671
Miscellaneous	9,020

Total expenses	4,202,764

NET INVESTMENT INCOME (LOSS)	(3,900,957)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	13,788,329
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	9,778,546

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,566,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,665,918

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,900,957)	$8,316,104
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	13,788,329	62,682,763
Net change in unrealized appreciation (depreciation) on investments	9,778,546	(16,320,248)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,665,918	54,678,619

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(209,328)
Class B	—	(16,192,988)
Class K	—	(514,091)

	—	(16,916,407)

Distributions from net realized capital gains
Class A	—	(843,593)
Class B	—	(65,751,885)
Class K	—	(1,639,223)

	—	(68,234,701)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(85,151,108)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 84,607 and 359,965 shares, respectively ]	852,592	3,689,558
Capital shares issued in reinvestment of dividends and distributions [ 0 and 104,276 shares, respectively ]	—	1,052,921
Capital shares repurchased [ (206,694) and (536,283) shares, respectively ]	(2,088,541)	(5,480,407)

Total Class A transactions	(1,235,949)	(737,928)

Class B
Capital shares sold [ 4,486,258 and 9,033,237 shares, respectively ]	45,317,932	92,296,384
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,111,001 shares, respectively ]	—	81,944,873
Capital shares repurchased [ (14,531,401) and (34,152,769) shares, respectively ]	(146,791,576)	(348,770,994)

Total Class B transactions	(101,473,644)	(174,529,737)

Class K
Capital shares sold [ 196,994 and 496,222 shares, respectively ]	1,990,166	5,055,266
Capital shares issued in reinvestment of dividends and distributions [ 0 and 213,227 shares, respectively ]	—	2,153,314
Capital shares repurchased [ (143,178) and (663,342) shares, respectively ]	(1,449,058)	(6,777,020)

Total Class K transactions	541,108	431,560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(102,168,485)	(174,836,105)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,502,567)	(205,308,594)
NET ASSETS:
Beginning of period	1,669,473,760	1,874,782,354

End of period (a)	$1,586,971,193	$1,669,473,760

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,898,707)	$2,250

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class A			2014		2013		2012		2011		2010
Net asset value, beginning of period	$9.96		$10.15		$9.64		$9.17		$9.61		$9.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.05		0.05		0.05		0.06		0.14
Net realized and unrealized gain (loss) on investments	0.13		0.27		0.92		0.63		(0.11)		0.71

Total from investment operations	0.11		0.32		0.97		0.68		(0.05)		0.85

Less distributions:
Dividends from net investment income	—		(0.10)		(0.14)		(0.08)		(0.17)		(0.22)
Distributions from net realized gains	—		(0.41)		(0.32)		(0.13)		(0.22)		(0.29)

Total dividends and distributions	—		(0.51)		(0.46)		(0.21)		(0.39)		(0.51)

Net asset value, end of period	$10.07		$9.96		$10.15		$9.64		$9.17		$9.61

Total return (b)	1.10%		3.19%		10.17%		7.46%		(0.45)%		9.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,896		$20,884		$22,020		$20,693		$20,906		$63,455
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.51	%(j)	0.51	%(j)	0.51	%(j)	0.22	%(k)	0.20	%(m)
Before waivers (a)(f)	0.52%		0.53%		0.53%		0.53%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.48%		0.52%		0.56%		0.62%		1.48%
Before waivers (a)(f)(x)	(0.49)%		0.47%		0.50%		0.55%		0.56%		1.41%
Portfolio turnover rate (z)^	2%		10%		12%		22%		30%		33%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class B			2014		2013		2012		2011		2010
Net asset value, beginning of period	$9.96		$10.16		$9.64		$9.18		$9.62		$9.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.05		0.05		0.05		0.12		0.13
Net realized and unrealized gain (loss) on investments	0.14		0.26		0.93		0.62		(0.19)		0.71

Total from investment operations	0.12		0.31		0.98		0.67		(0.07)		0.84

Less distributions:
Dividends from net investment income	—		(0.10)		(0.14)		(0.08)		(0.15)		(0.20)
Distributions from net realized gains	—		(0.41)		(0.32)		(0.13)		(0.22)		(0.29)

Total dividends and distributions	—		(0.51)		(0.46)		(0.21)		(0.37)		(0.49)

Net asset value, end of period	$10.08		$9.96		$10.16		$9.64		$9.18		$9.62

Total return (b)	1.20%		3.08%		10.28%		7.34%		(0.69)%		9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,525,288		$1,607,870		$1,811,723		$1,921,881		$1,881,229		$2,003,775
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.51	%(j)	0.51	%(j)	0.51	%(j)	0.47	%(k)	0.45	%(m)
Before waivers (a)(f)	0.52%		0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.46%		0.49%		0.57%		1.21%		1.35%
Before waivers (a)(f)(x)	(0.49)%		0.45%		0.47%		0.55%		1.16%		1.28%
Portfolio turnover rate (z)^	2%		10%		12%		22%		30%		33%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,						December 1, 2011* to December 31, 2011
Class K			2014		2013		2012
Net asset value, beginning of period	$9.96		$10.15		$9.64		$9.17		$9.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.08		0.08		0.08		0.17
Net realized and unrealized gain (loss) on investments	0.14		0.27		0.92		0.62		(0.14)

Total from investment operations	0.13		0.35		1.00		0.70		0.03

Less distributions:
Dividends from net investment income	—		(0.13)		(0.17)		(0.10)		(0.17)
Distributions from net realized gains	—		(0.41)		(0.32)		(0.13)		(0.10)

Total dividends and distributions	—		(0.54)		(0.49)		(0.23)		(0.27)

Net asset value, end of period	$10.09		$9.96		$10.15		$9.64		$9.17

Total return (b)	1.31%		3.44%		10.45%		7.73%		0.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,787		$40,720		$41,040		$38,942		$37,232
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.26	%(j)	0.26	%(j)	0.26	%(j)	0.25	%(k)
Before waivers (a)(f)	0.27%		0.28%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.24)%		0.75%		0.78%		0.84%		21.14	%(l)
Before waivers (a)(f)(x)	(0.24)%		0.73%		0.76%		0.82%		21.12	%(l)
Portfolio turnover rate (z)^	2%		10%		12%		22%		30%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.85% for Class A, 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.85% for Class A and 1.10% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	50.4%
Fixed Income	49.6

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Intermediate Government Bond Portfolio	21.0%
EQ/Core Bond Index Portfolio	16.2
ATM Large Cap Managed Volatility Portfolio	12.5
EQ/PIMCO Ultra Short Bond Portfolio	7.7
ATM International Managed Volatility Portfolio	6.9
EQ/MFS International Growth Portfolio	3.2
EQ/BlackRock Basic Value Equity Portfolio	2.9
AXA Large Cap Growth Managed Volatility Portfolio	2.9
ATM Small Cap Managed Volatility Portfolio	2.8
AXA Large Cap Core Managed Volatility Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class A
Actual	$1,000.00	$1,015.50	$2.57
Hypothetical (5% average return before expenses)	1,000.00	1,022.25	2.57
Class B
Actual	1,000.00	1,014.90	2.57
Hypothetical (5% average return before expenses)	1,000.00	1,022.25	2.57
Class K
Actual	1,000.00	1,016.90	1.32
Hypothetical (5% average return before expenses)	1,000.00	1,023.49	1.32

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	61,586,272	$623,527,986
ATM Large Cap Managed Volatility Portfolio‡	84,651,814	1,134,263,567
ATM Mid Cap Managed Volatility Portfolio‡	7,223,222	65,415,012
ATM Small Cap Managed Volatility Portfolio‡	19,778,220	256,886,068
AXA Global Equity Managed Volatility Portfolio‡	11,400,843	177,234,644
AXA International Core Managed Volatility Portfolio‡	14,441,740	143,546,703
AXA International Value Managed Volatility Portfolio‡	5,201,149	65,360,356
AXA Large Cap Core Managed Volatility Portfolio‡	27,186,956	256,664,975
AXA Large Cap Growth Managed Volatility Portfolio‡	9,154,498	262,238,560
AXA Large Cap Value Managed Volatility Portfolio‡	12,710,293	201,169,508
AXA/AB Small Cap Growth Portfolio‡	10,323,629	219,742,049
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,307,329	35,439,336
AXA/Horizon Small Cap Value Portfolio‡	1,543,102	15,549,459
AXA/Loomis Sayles Growth Portfolio‡	8,283,232	49,123,270
AXA/Lord Abbett Micro Cap Portfolio*‡	1,884,172	22,091,306
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,085,152	44,008,092
AXA/Pacific Global Small Cap Value Portfolio‡	2,076,802	18,359,646
EQ/BlackRock Basic Value Equity Portfolio‡	11,936,260	264,617,218
EQ/Boston Advisors Equity Income Portfolio‡	27,869,829	182,103,976
EQ/Core Bond Index Portfolio‡	147,194,079	1,477,248,272
EQ/GAMCO Small Company Value Portfolio‡	2,372,764	134,705,902
EQ/Global Bond PLUS Portfolio‡	14,005,464	126,482,757

EQ/High Yield Bond Portfolio‡	4,423,958	44,942,769
EQ/Intermediate Government Bond Portfolio‡	183,785,694	1,905,960,869
EQ/International Equity Index Portfolio‡	2,627,484	24,433,392
EQ/JPMorgan Value Opportunities Portfolio‡	689,639	11,068,630
EQ/Large Cap Growth Index Portfolio‡	3,367,414	43,552,584
EQ/MFS International Growth Portfolio‡	41,771,264	293,706,627
EQ/PIMCO Ultra Short Bond Portfolio‡	71,344,855	703,306,523
EQ/Quality Bond PLUS Portfolio‡	9,900,373	84,857,666
Multimanager Core Bond Portfolio‡	16,256,789	160,124,431
Multimanager Mid Cap Growth Portfolio*‡	875,076	9,038,582
Multimanager Mid Cap Value Portfolio‡	2,176,060	31,710,138

Total Investment Companies (99.9%) (Cost $7,646,263,024)		9,088,480,873

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,746,180	4,746,180

Total Short-Term Investments (0.1%) (Cost $4,746,180)		4,746,180

Total Investments (100.0%) (Cost $7,651,009,204)		9,093,227,053
Other Assets Less Liabilities (0.0%)		(107,201)

Net Assets (100%)		$9,093,119,852

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$624,985,111	$6,859	$34,986,333	$623,527,986	$—	$354,760
ATM Large Cap Managed Volatility Portfolio	1,209,705,457	11,759	84,931,639	1,134,263,567	—	1,153,093
ATM Mid Cap Managed Volatility Portfolio	75,107,590	980	12,106,462	65,415,012	—	442,266
ATM Small Cap Managed Volatility Portfolio	261,201,783	1,470	15,238,030	256,886,068	—	835,061

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio	$178,251,694	$1,715	$8,388,589	$177,234,644	$—	$446,684
AXA International Core Managed Volatility Portfolio	146,108,296	1,715	7,084,985	143,546,703	—	1,750,288
AXA International Value Managed Volatility Portfolio	65,467,508	735	3,775,762	65,360,356	—	10,783
AXA Large Cap Core Managed Volatility Portfolio	263,981,829	2,450	12,244,211	256,664,975	—	377,608
AXA Large Cap Growth Managed Volatility Portfolio	318,854,890	3,429	30,797,309	262,238,560	—	36,873,237
AXA Large Cap Value Managed Volatility Portfolio	211,180,114	1,960	8,187,442	201,169,508	—	1,910,013
AXA/AB Small Cap Growth Portfolio (a)	225,381,090	2,940	19,247,267	219,742,049	—	898,916
AXA/Franklin Small Cap Value Managed Volatility Portfolio	48,695,000	490	9,377,529	35,439,336	—	5,146,835
AXA/Horizon Small Cap Value Portfolio	13,154,835	2,000,000	—	15,549,459	—	—
AXA/Loomis Sayles Growth Portfolio	—	48,000,000	—	49,123,270	—	—
AXA/Lord Abbett Micro Cap Portfolio	20,298,184	—	—	22,091,306	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	41,165,375	—	—	44,008,092	—	—
AXA/Pacific Global Small Cap Value Portfolio	17,112,974	1,500,000	—	18,359,646	—	—
EQ/BlackRock Basic Value Equity Portfolio	267,894,051	2,205	10,404,162	264,617,218	—	955,475
EQ/Boston Advisors Equity Income Portfolio	215,058,468	2,205	28,764,518	182,103,976	—	2,795,119
EQ/Core Bond Index Portfolio	1,541,895,701	6,015,678	80,731,800	1,477,248,272	—	47,842
EQ/GAMCO Small Company Value Portfolio	144,556,189	1,715	8,840,794	134,705,902	—	3,994,479
EQ/Global Bond PLUS Portfolio	127,045,106	7,500,980	5,060,727	126,482,757	—	(12,000)
EQ/High Yield Bond Portfolio	36,319,087	7,500,000	—	44,942,769	—	—
EQ/Intermediate Government Bond Portfolio	1,989,758,988	15,021,558	111,028,484	1,905,960,869	—	43,523
EQ/International Equity Index Portfolio	13,060,786	10,356,135	—	24,433,392	—	—
EQ/International ETF Portfolio	10,114,854	—	14,655,788	—	—	(4,299,653)
EQ/JPMorgan Value Opportunities Portfolio	—	11,200,000	—	11,068,630	—	—
EQ/Large Cap Growth Index Portfolio	70,313,170	980	26,714,148	43,552,584	—	2,334,580
EQ/MFS International Growth Portfolio	293,422,260	3,185	15,393,900	293,706,627	—	1,014,465
EQ/PIMCO Ultra Short Bond Portfolio	753,064,776	9,799	50,693,793	703,306,523	—	(206,517)
EQ/Quality Bond PLUS Portfolio	42,629,956	42,300,000	—	84,857,666	—	—
Multimanager Core Bond Portfolio	150,994,528	24,189,852	13,878,889	160,124,431	1,487,158	5,112
Multimanager Mid Cap Growth Portfolio	9,308,067	—	907,244	9,038,582	—	92,757
Multimanager Mid Cap Value Portfolio	39,064,860	490	5,148,226	31,710,138	—	3,376,138

	$9,425,152,577	$175,641,284	$618,588,031	$9,088,480,873	$1,487,158	$60,340,864

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,088,480,873	$—	$9,088,480,873
Short-Term Investments	4,746,180	—	—	4,746,180

Total Assets	$4,746,180	$9,088,480,873	$—	$9,093,227,053

Total Liabilities	$—	$—	$—	$—

Total	$4,746,180	$9,088,480,873	$—	$9,093,227,053

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Investment Companies	$175,641,284
Net Proceeds of Sales and Redemptions:
Investment Companies	$678,922,989

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,467,989,465
Aggregate gross unrealized depreciation	(58,690,633)

Net unrealized appreciation	$1,409,298,832

Federal income tax cost of investments	$7,683,928,221

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $7,646,263,024)	$9,088,480,873
Unaffiliated Issuers (Cost $4,746,180)	4,746,180
Cash	1,836,000
Receivable for securities sold	5,890,118
Receivable from Separate Accounts for Trust shares sold	1,149,062
Dividends, interest and other receivables	433,994
Other assets	91,959

Total assets	9,102,628,186

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	4,456,421
Distribution fees payable – Class B	1,360,145
Administrative fees payable	1,066,677
Investment management fees payable	757,229
Distribution fees payable – Class A	469,097
Payable for securities purchased	433,321
Trustees’ fees payable	226,843
Accrued expenses	738,601

Total liabilities	9,508,334

NET ASSETS	$9,093,119,852

Net assets were comprised of:
Paid in capital	$9,882,632,647
Accumulated undistributed net investment income (loss)	(21,829,634)
Accumulated undistributed net realized gain (loss) on investments	(2,209,901,010)
Net unrealized appreciation (depreciation) on investments	1,442,217,849

Net assets	$9,093,119,852

Class A
Net asset value, offering and redemption price per share, $2,256,334,249 / 156,705,514 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.40

Class B
Net asset value, offering and redemption price per share, $6,529,921,535 / 456,640,871 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.30

Class K
Net asset value, offering and redemption price per share, $306,864,068 / 21,286,176 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($1,487,158 of dividend income received from affiliates)	$1,487,926
Interest	3,464

Total income	1,491,390

EXPENSES
Distribution fees – Class B	8,340,777
Administrative fees	6,525,679
Investment management fees	4,632,346
Distribution fees – Class A	2,853,714
Printing and mailing expenses	631,758
Trustees’ fees	154,467
Professional fees	142,601
Custodian fees	71,149
Miscellaneous	52,253

Total expenses	23,404,744

NET INVESTMENT INCOME (LOSS)	(21,913,354)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($60,340,864 of realized gain (loss) from affiliates)	60,346,770
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	106,275,043

NET REALIZED AND UNREALIZED GAIN (LOSS)	166,621,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$144,708,459

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(21,913,354)	$46,732,206
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	60,346,770	391,553,339
Net change in unrealized appreciation (depreciation) on investments	106,275,043	(146,638,171)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	144,708,459	291,647,374

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(25,373,168)
Class B	—	(74,978,241)
Class K	—	(4,205,390)

	—	(104,556,799)

Distributions from net realized capital gains
Class A	—	(103,374,032)
Class B	—	(309,640,495)
Class K	—	(13,887,886)

	—	(426,902,413)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(531,459,212)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,243,815 and 4,873,112 shares, respectively ]	32,390,841	71,302,378
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,924,247 shares, respectively ]	—	128,747,200
Capital shares repurchased [ (8,232,472) and (16,592,872) shares, respectively ]	(118,702,379)	(242,842,506)

Total Class A transactions	(86,311,538)	(42,792,928)

Class B
Capital shares sold [ 4,097,513 and 10,497,748 shares, respectively ]	58,649,595	152,400,479
Capital shares issued in reinvestment of dividends and distributions [ 0 and 26,840,004 shares, respectively ]	—	384,618,736
Capital shares repurchased [ (30,895,839) and (73,425,836) shares, respectively ]	(442,330,585)	(1,065,790,526)

Total Class B transactions	(383,680,990)	(528,771,311)

Class K
Capital shares sold [ 374,743 and 787,940 shares, respectively ]	5,411,775	11,519,162
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,254,057 shares, respectively ]	—	18,093,276
Capital shares repurchased [ (948,797) and (2,024,588) shares, respectively ]	(13,686,227)	(29,610,522)

Total Class K transactions	(8,274,452)	1,916

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(478,266,980)	(571,562,323)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(333,558,521)	(811,374,161)
NET ASSETS:
Beginning of period	9,426,678,373	10,238,052,534

End of period (a)	$9,093,119,852	$9,426,678,373

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(21,829,634)	$83,720

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$14.18		$14.55		$13.45		$12.60		$13.45		$12.80

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.07		0.08		0.07		0.16		0.18
Net realized and unrealized gain (loss) on investments	0.25		0.37		1.66		1.05		(0.45)		1.11

Total from investment operations	0.22		0.44		1.74		1.12		(0.29)		1.29

Less distributions:
Dividends from net investment income	—		(0.16)		(0.23)		(0.11)		(0.24)		(0.32)
Distributions from net realized gains	—		(0.65)		(0.41)		(0.16)		(0.32)		(0.32)

Total dividends and distributions	—		(0.81)		(0.64)		(0.27)		(0.56)		(0.64)

Net asset value, end of period	$14.40		$14.18		$14.55		$13.45		$12.60		$13.45

Total return (b)	1.55%		3.04%		13.07%		8.85%		(2.14)%		10.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,256,334		$2,307,372		$2,408,537		$2,307,690		$2,311,825		$2,881,375
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(i)	0.53	%(j)	0.53	%(k)	0.54	%(k)	0.25	%(m)	0.23	%(n)
Before waivers (a)(f)	0.51%		0.53%		0.53%		0.54%		0.26%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		0.48%		0.57%		0.54%		1.22%		1.39%
Before waivers (a)(f)(x)	(0.48)%		0.48%		0.57%		0.54%		1.21%		1.36%
Portfolio turnover rate (z)^	2%		10%		11%		18%		23%		26%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$14.09		$14.46		$13.36		$12.52		$13.37		$12.72

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.07		0.08		0.07		0.15		0.15
Net realized and unrealized gain (loss) on investments	0.24		0.37		1.66		1.03		(0.48)		1.10

Total from investment operations	0.21		0.44		1.74		1.10		(0.33)		1.25

Less distributions:
Dividends from net investment income	—		(0.16)		(0.23)		(0.10)		(0.20)		(0.28)
Distributions from net realized gains	—		(0.65)		(0.41)		(0.16)		(0.32)		(0.32)

Total dividends and distributions	—		(0.81)		(0.64)		(0.26)		(0.52)		(0.60)

Net asset value, end of period	$14.30		$14.09		$14.46		$13.36		$12.52		$13.37

Total return (b)	1.49%		3.06%		13.15%		8.82%		(2.41)%		9.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,529,922		$6,809,285		$7,511,631		$7,493,390		$7,488,398		$8,291,295
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(i)	0.53	%(j)	0.53	%(k)	0.54	%(k)	0.50	%(m)	0.48	%(n)
Before waivers (a)(f)	0.51%		0.53%		0.53%		0.54%		0.51%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		0.46%		0.54%		0.54%		1.12%		1.16%
Before waivers (a)(f)(x)	(0.48)%		0.46%		0.54%		0.54%		1.11%		1.13%
Portfolio turnover rate (z)^	2%		10%		11%		18%		23%		26%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,						December 1, 2011* to December 31, 2011
			2014		2013		2012
Net asset value, beginning of period	$14.18		$14.55		$13.45		$12.60		$12.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.11		0.12		0.11		0.23
Net realized and unrealized gain (loss) on investments	0.26		0.37		1.66		1.04		(0.21)

Total from investment operations	0.24		0.48		1.78		1.15		0.02

Less distributions:
Dividends from net investment income	—		(0.20)		(0.27)		(0.14)		(0.23)
Distributions from net realized gains	—		(0.65)		(0.41)		(0.16)		(0.16)

Total dividends and distributions	—		(0.85)		(0.68)		(0.30)		(0.39)

Net asset value, end of period	$14.42		$14.18		$14.55		$13.45		$12.60

Total return (b)	1.69%		3.30%		13.35%		9.12%		0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$306,864		$310,021		$317,885		$298,541		$293,976
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(i)	0.28	%(j)	0.28	%(k)	0.29	%(k)	0.27	%(m)
Before waivers (a)(f)	0.26%		0.28%		0.28%		0.29%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.23)%		0.74%		0.82%		0.79%		21.57	%(l)
Before waivers (a)(f)(x)	(0.23)%		0.74%		0.82%		0.79%		21.57	%(l)
Portfolio turnover rate (z)^	2%		10%		11%		18%		23%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.90% for Class A, 1.15% for Class B and 0.90% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.90% for Class A and 1.15% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	70.8%
Fixed Income	29.2

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
ATM Large Cap Managed Volatility Portfolio	17.7%
EQ/Intermediate Government Bond Portfolio	13.1
EQ/Core Bond Index Portfolio	9.5
ATM International Managed Volatility Portfolio	8.7
ATM Small Cap Managed Volatility Portfolio	5.3
AXA Large Cap Value Managed Volatility Portfolio	4.6
EQ/PIMCO Ultra Short Bond Portfolio	4.6
AXA Large Cap Core Managed Volatility Portfolio	4.1
EQ/MFS International Growth Portfolio	3.6
AXA Large Cap Growth Managed Volatility Portfolio	3.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class A
Actual	$1,000.00	$1,020.60	$2.57
Hypothetical (5% average return before expenses)	1,000.00	1,022.25	2.57
Class B
Actual	1,000.00	1,020.60	2.57
Hypothetical (5% average return before expenses)	1,000.00	1,022.25	2.57
Class K
Actual	1,000.00	1,021.50	1.32
Hypothetical (5% average return before expenses)	1,000.00	1,023.49	1.32

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	91,478,627	$926,172,051
ATM Large Cap Managed Volatility Portfolio‡	139,834,975	1,873,671,815
ATM Mid Cap Managed Volatility Portfolio‡	10,810,106	97,898,585
ATM Small Cap Managed Volatility Portfolio‡	43,262,464	561,907,202
AXA Global Equity Managed Volatility Portfolio‡	14,836,351	230,642,186
AXA International Core Managed Volatility Portfolio‡	23,167,100	230,274,244
AXA International Value Managed Volatility Portfolio‡	10,718,664	134,696,348
AXA Large Cap Core Managed Volatility Portfolio‡	46,056,118	434,803,832
AXA Large Cap Growth Managed Volatility Portfolio‡	13,285,875	380,585,446
AXA Large Cap Value Managed Volatility Portfolio‡	30,862,288	488,466,423
AXA/AB Small Cap Growth Portfolio‡	16,667,335	354,770,037
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	5,841,525	89,722,675
AXA/Horizon Small Cap Value Portfolio‡	4,274,503	43,073,127
AXA/Loomis Sayles Growth Portfolio‡	15,738,140	93,334,213
AXA/Lord Abbett Micro Cap Portfolio*‡	4,815,282	56,457,612
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,513,918	113,263,235
AXA/Pacific Global Small Cap Value Portfolio‡	4,564,150	40,348,654
EQ/BlackRock Basic Value Equity Portfolio‡	14,843,970	329,078,808
EQ/Boston Advisors Equity Income Portfolio‡	34,313,257	224,205,914
EQ/Core Bond Index Portfolio‡	100,369,558	1,007,314,674
EQ/GAMCO Small Company Value Portfolio‡	3,345,518	189,930,795
EQ/Global Bond PLUS Portfolio‡	1,192,639	10,770,676

EQ/High Yield Bond Portfolio‡	1,546,684	15,712,683
EQ/Intermediate Government Bond Portfolio‡	133,563,820	1,385,131,829
EQ/International Equity Index Portfolio‡	9,412,781	87,530,966
EQ/JPMorgan Value Opportunities Portfolio‡	1,108,349	17,788,870
EQ/Large Cap Growth Index Portfolio‡	6,510,853	84,208,364
EQ/MFS International Growth Portfolio‡	54,952,528	386,388,152
EQ/PIMCO Ultra Short Bond Portfolio‡	49,009,523	483,128,286
EQ/Quality Bond PLUS Portfolio‡	9,225,329	79,071,753
Multimanager Core Bond Portfolio‡	11,607,105	114,326,457
Multimanager Mid Cap Growth Portfolio*‡	1,355,077	13,996,458
Multimanager Mid Cap Value Portfolio‡	1,300,410	18,949,933

Total Investment Companies (100.0%) (Cost $8,200,042,660)		10,597,622,303

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,039,258	1,039,258

Total Short-Term Investments (0.0%) (Cost $1,039,258)		1,039,258

Total Investments (100.0%) (Cost $8,201,081,918)		10,598,661,561
Other Assets Less Liabilities (0.0%)		2,937,242

Net Assets (100%)		$10,601,598,803

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$928,645,727	$—	$52,237,133	$926,172,051	$—	$585,858
ATM Large Cap Managed Volatility Portfolio	1,982,444,349	—	124,399,029	1,873,671,815	—	1,626,322
ATM Mid Cap Managed Volatility Portfolio	109,125,975	—	15,296,059	97,898,585	—	44,413

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
ATM Small Cap Managed Volatility Portfolio	$574,512,335	$—	$37,686,017	$561,907,202	$—	$615,557
AXA Global Equity Managed Volatility Portfolio	231,601,917	—	11,294,101	230,642,186	—	(173,471)
AXA International Core Managed Volatility Portfolio	232,797,496	—	9,632,924	230,274,244	—	2,877,785
AXA International Value Managed Volatility Portfolio	134,107,927	—	6,929,308	134,696,348	—	21,086
AXA Large Cap Core Managed Volatility Portfolio	449,406,930	—	21,188,908	434,803,832	—	2,442,430
AXA Large Cap Growth Managed Volatility Portfolio	460,927,565	—	47,544,366	380,585,446	—	48,577,050
AXA Large Cap Value Managed Volatility Portfolio	511,892,976	—	19,242,351	488,466,423	—	4,388,987
AXA/AB Small Cap Growth Portfolio (a)	376,864,131	—	42,488,661	354,770,037	—	3,593,071
AXA/Franklin Small Cap Value Managed Volatility Portfolio	97,640,570	—	6,734,014	89,722,675	—	3,936,222
AXA/Horizon Small Cap Value Portfolio	41,848,158	—	—	43,073,127	—	—
AXA/Loomis Sayles Growth Portfolio	—	91,200,000	—	93,334,213	—	—
AXA/Lord Abbett Micro Cap Portfolio	51,875,024	—	—	56,457,612	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	105,946,960	—	—	113,263,235	—	—
AXA/Pacific Global Small Cap Value Portfolio	39,417,903	1,500,000	—	40,348,654	—	—
EQ/BlackRock Basic Value Equity Portfolio	330,210,776	—	10,394,726	329,078,808	—	725,904
EQ/Boston Advisors Equity Income Portfolio	265,421,422	—	39,593,822	224,205,914	—	(83,114)
EQ/Core Bond Index Portfolio	1,039,351,495	14,000,000	52,705,103	1,007,314,674	—	117,888
EQ/GAMCO Small Company Value Portfolio	195,570,467	—	8,413,441	189,930,795	—	1,317,110
EQ/Global Bond PLUS Portfolio	11,024,482	—	—	10,770,676	—	—
EQ/High Yield Bond Portfolio	15,260,862	—	—	15,712,683	—	—
EQ/Intermediate Government Bond Portfolio	1,438,287,140	20,000,000	81,995,486	1,385,131,829	—	19,158
EQ/International Equity Index Portfolio	38,437,993	45,648,600	—	87,530,966	—	—
EQ/International ETF Portfolio	44,585,312	—	65,115,944	—	—	(19,467,344)
EQ/JPMorgan Value Opportunities Portfolio	—	18,000,000	—	17,788,870	—	—
EQ/Large Cap Growth Index Portfolio	133,789,992	—	30,585,744	84,208,364	—	23,354,728
EQ/MFS International Growth Portfolio	381,361,330	—	15,881,497	386,388,152	—	799,447
EQ/PIMCO Ultra Short Bond Portfolio	515,997,362	—	33,531,562	483,128,286	—	(169,674)
EQ/Quality Bond PLUS Portfolio	36,162,587	43,000,000	—	79,071,753	—	—
Multimanager Core Bond Portfolio	93,580,299	29,977,676	8,318,307	114,326,457	977,676	22,165
Multimanager Mid Cap Growth Portfolio	14,834,586	—	1,913,451	13,996,458	—	86,549
Multimanager Mid Cap Value Portfolio	18,401,679	—	—	18,949,933	—	—

	$10,901,333,727	$263,326,276	$743,121,954	$10,597,622,303	$977,676	$75,258,127

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,597,622,303	$—	$10,597,622,303
Short-Term Investments	1,039,258	—	—	1,039,258

Total Assets	$1,039,258	$10,597,622,303	$—	$10,598,661,561

Total Liabilities	$—	$—	$—	$—

Total	$1,039,258	$10,597,622,303	$—	$10,598,661,561

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$263,326,276
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$818,380,081

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,339,095,565
Aggregate gross unrealized depreciation	(29,287,352)

Net unrealized appreciation	$2,309,808,213

Federal income tax cost of investments	$8,288,853,348

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,200,042,660)	$10,597,622,303
Unaffiliated Issuers (Cost $1,039,258)	1,039,258
Cash	1,343,000
Receivable for securities sold	8,234,664
Receivable from Separate Accounts for Trust shares sold	1,212,938
Dividends, interest and other receivables	309,951
Other assets	106,621

Total assets	10,609,868,735

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,435,805
Distribution fees payable – Class B	2,145,921
Administrative fees payable	1,247,451
Investment management fees payable	882,377
Payable for securities purchased	309,406
Trustees’ fees payable	255,517
Distribution fees payable – Class A	50,597
Accrued expenses	942,858

Total liabilities	8,269,932

NET ASSETS	$10,601,598,803

Net assets were comprised of:
Paid in capital	$11,927,015,820
Accumulated undistributed net investment income (loss)	(26,258,605)
Accumulated undistributed net realized gain (loss) on investments	(3,696,738,055)
Net unrealized appreciation (depreciation) on investments	2,397,579,643

Net assets	$10,601,598,803

Class A
Net asset value, offering and redemption price per share, $242,662,042 / 21,341,411 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.37

Class B
Net asset value, offering and redemption price per share, $10,275,367,035 / 903,424,636 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.37

Class K
Net asset value, offering and redemption price per share, $83,569,726 / 7,340,343 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($977,676 of dividend income received from affiliates)	$978,287
Interest	2,520

Total income	980,807

EXPENSES
Distribution fees – Class B	13,052,649
Administrative fees	7,586,879
Investment management fees	5,364,278
Printing and mailing expenses	733,507
Distribution fees – Class A	305,474
Trustees’ fees	179,130
Professional fees	158,596
Custodian fees	62,332
Miscellaneous	58,592

Total expenses	27,501,437

NET INVESTMENT INCOME (LOSS)	(26,520,630)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	75,258,127
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	176,084,254

NET REALIZED AND UNREALIZED GAIN (LOSS)	251,342,381

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$224,821,751

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(26,520,630)	$53,915,460
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	75,258,127	648,810,717
Net change in unrealized appreciation (depreciation) on investments	176,084,254	(291,701,541)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	224,821,751	411,024,636

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(3,240,088)
Class B	—	(138,877,805)
Class K	—	(1,343,842)

	—	(143,461,735)

Distributions from net realized capital gains
Class A	—	(17,020,442)
Class B	—	(729,162,569)
Class K	—	(5,897,241)

	—	(752,080,252)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(895,541,987)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 434,242 and 1,212,330 shares, respectively ]	4,948,774	14,211,812
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,774,286 shares, respectively ]	—	20,260,530
Capital shares repurchased [ (1,206,806) and (2,830,043) shares, respectively ]	(13,705,179)	(33,007,610)

Total Class A transactions	(8,756,405)	1,464,732

Class B
Capital shares sold [ 4,851,195 and 10,972,444 shares, respectively ]	55,285,434	128,394,799
Capital shares issued in reinvestment of dividends and distributions [ 0 and 75,995,517 shares, respectively ]	—	868,040,374
Capital shares repurchased [ (49,891,907) and (125,163,086) shares, respectively ]	(567,414,520)	(1,460,443,778)

Total Class B transactions	(512,129,086)	(464,008,605)

Class K
Capital shares sold [ 181,638 and 610,147 shares, respectively ]	2,064,240	7,114,143
Capital shares issued in reinvestment of dividends and distributions [ 0 and 634,078 shares, respectively ]	—	7,241,083
Capital shares repurchased [ (533,449) and (1,023,657) shares, respectively ]	(6,057,641)	(11,949,600)

Total Class K transactions	(3,993,401)	2,405,626

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(524,878,892)	(460,138,247)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(300,057,141)	(944,655,598)
NET ASSETS:
Beginning of period	10,901,655,944	11,846,311,542

End of period (a)	$10,601,598,803	$10,901,655,944

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(26,258,605)	$262,025

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$11.14		$11.66		$10.27		$9.43		$10.35		$9.70

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.06		0.07		0.06		0.09		0.10
Net realized and unrealized gain (loss) on investments	0.26		0.38		1.95		1.02		(0.58)		1.03

Total from investment operations	0.23		0.44		2.02		1.08		(0.49)		1.13

Less distributions:
Dividends from net investment income	—		(0.15)		(0.24)		(0.08)		(0.17)		(0.20)
Distributions from net realized gains	—		(0.81)		(0.39)		(0.16)		(0.26)		(0.28)

Total dividends and distributions	—		(0.96)		(0.63)		(0.24)		(0.43)		(0.48)

Net asset value, end of period	$11.37		$11.14		$11.66		$10.27		$9.43		$10.35

Total return (b)	2.06%		3.72%		19.86%		11.50%		(4.65)%		11.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$242,662		$246,364		$255,926		$230,680		$227,348		$324,712
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(i)	0.52	%(j)	0.52	%(k)	0.52	%(k)	0.27	%(m)	0.26	%(n)
Before waivers (a)(f)	0.51%		0.52%		0.52%		0.52%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.49%		0.64%		0.55%		0.92%		1.01%
Before waivers (a)(f)(x)	(0.49)%		0.49%		0.64%		0.55%		0.92%		1.00%
Portfolio turnover rate (z)^	2%		10%		11%		15%		16%		20%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$11.14		$11.66		$10.27		$9.43		$10.36		$9.70

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.06		0.07		0.05		0.10		0.07
Net realized and unrealized gain (loss) on investments	0.26		0.38		1.95		1.03		(0.62)		1.04

Total from investment operations	0.23		0.44		2.02		1.08		(0.52)		1.11

Less distributions:
Dividends from net investment income	—		(0.15)		(0.24)		(0.08)		(0.15)		(0.17)
Distributions from net realized gains	—		(0.81)		(0.39)		(0.16)		(0.26)		(0.28)

Total dividends and distributions	—		(0.96)		(0.63)		(0.24)		(0.41)		(0.45)

Net asset value, end of period	$11.37		$11.14		$11.66		$10.27		$9.43		$10.36

Total return (b)	2.06%		3.72%		19.86%		11.50%		(4.98)%		11.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,275,367		$10,569,594		$11,503,301		$10,828,079		$10,719,111		$12,240,547
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(i)	0.52	%(j)	0.52	%(k)	0.52	%(k)	0.52	%(m)	0.51	%(n)
Before waivers (a)(f)	0.51%		0.52%		0.52%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.48%		0.61%		0.55%		0.93%		0.73%
Before waivers (a)(f)(x)	(0.49)%		0.48%		0.61%		0.55%		0.93%		0.72%
Portfolio turnover rate (z)^	2%		10%		11%		15%		16%		20%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,						December 1, 2011* to December 31, 2011
			2014		2013		2012
Net asset value, beginning of period	$11.14		$11.66		$10.27		$9.43		$9.73

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.09		0.10		0.08		0.16
Net realized and unrealized gain (loss) on investments	0.25		0.38		1.95		1.03		(0.15)

Total from investment operations	0.24		0.47		2.05		1.11		0.01

Less distributions:
Dividends from net investment income	—		(0.18)		(0.27)		(0.11)		(0.17)
Distributions from net realized gains	—		(0.81)		(0.39)		(0.16)		(0.14)

Total dividends and distributions	—		(0.99)		(0.66)		(0.27)		(0.31)

Net asset value, end of period	$11.38		$11.14		$11.66		$10.27		$9.43

Total return (b)	2.15%		3.98%		20.16%		11.78%		0.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83,570		$85,699		$87,084		$75,616		$71,635
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(i)	0.27	%(j)	0.27	%(k)	0.27	%(k)	0.26	%(m)
Before waivers (a)(f)	0.26%		0.27%		0.27%		0.27%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.24)%		0.74%		0.89%		0.81%		20.10	%(l)
Before waivers (a)(f)(x)	(0.24)%		0.74%		0.89%		0.81%		20.10	%(l)
Portfolio turnover rate (z)^	2%		10%		11%		15%		16%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.94% for Class A, 1.19% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.95% for Class A and 1.20% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	91.1%
Fixed Income	8.9

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
ATM Large Cap Managed Volatility Portfolio	23.7%
ATM International Managed Volatility Portfolio	10.4
AXA Large Cap Value Managed Volatility Portfolio	7.4
ATM Small Cap Managed Volatility Portfolio	6.0
AXA Large Cap Core Managed Volatility Portfolio	5.2
EQ/MFS International Growth Portfolio	4.7
AXA Large Cap Growth Managed Volatility Portfolio	4.0
EQ/Intermediate Government Bond Portfolio	4.0
EQ/BlackRock Basic Value Equity Portfolio	3.5
AXA/AB Small Cap Growth Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class A
Actual	$1,000.00	$1,024.90	$2.59
Hypothetical (5% average return before expenses)	1,000.00	1,022.23	2.59
Class B
Actual	1,000.00	1,024.00	2.59
Hypothetical (5% average return before expenses)	1,000.00	1,022.23	2.59
Class K
Actual	1,000.00	1,026.70	1.34
Hypothetical (5% average return before expenses)	1,000.00	1,023.47	1.34

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	36,652,230	$371,084,181
ATM Large Cap Managed Volatility Portfolio‡	63,300,603	848,175,191
ATM Mid Cap Managed Volatility Portfolio‡	5,092,245	46,116,436
ATM Small Cap Managed Volatility Portfolio‡	16,520,389	214,572,279
AXA Global Equity Managed Volatility Portfolio‡	5,965,112	92,732,138
AXA International Core Managed Volatility Portfolio‡	10,012,241	99,518,762
AXA International Value Managed Volatility Portfolio‡	6,089,811	76,527,753
AXA Large Cap Core Managed Volatility Portfolio‡	19,562,179	184,681,439
AXA Large Cap Growth Managed Volatility Portfolio‡	4,999,962	143,228,253
AXA Large Cap Value Managed Volatility Portfolio‡	16,667,725	263,804,943
AXA/AB Small Cap Growth Portfolio‡	5,652,557	120,316,655
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,415,516	37,101,032
AXA/Horizon Small Cap Value Portfolio‡	1,451,314	14,624,537
AXA/Loomis Sayles Growth Portfolio‡	7,385,882	43,801,583
AXA/Lord Abbett Micro Cap Portfolio*‡	2,132,421	25,001,934
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	5,202,426	56,044,147
AXA/Pacific Global Small Cap Value Portfolio‡	1,329,985	11,757,526
EQ/BlackRock Basic Value Equity Portfolio‡	5,676,875	125,851,726
EQ/Boston Advisors Equity Income Portfolio‡	12,654,576	82,686,143
EQ/Core Bond Index Portfolio‡	10,117,180	101,536,607
EQ/GAMCO Small Company Value Portfolio‡	1,619,770	91,957,146
EQ/High Yield Bond Portfolio‡	139,314	1,415,281
EQ/Intermediate Government Bond Portfolio‡	13,594,642	140,984,078
EQ/International Equity Index Portfolio‡	8,160,373	75,884,619
EQ/JPMorgan Value Opportunities Portfolio‡	492,599	7,906,164
EQ/Large Cap Growth Index Portfolio‡	3,095,937	40,041,424
EQ/MFS International Growth Portfolio‡	23,910,054	168,118,955
EQ/PIMCO Ultra Short Bond Portfolio‡	5,011,986	49,407,383
EQ/Quality Bond PLUS Portfolio‡	996,449	8,540,719
Multimanager Core Bond Portfolio‡	983,356	9,685,756
Multimanager Mid Cap Growth Portfolio*‡	885,300	9,144,175
Multimanager Mid Cap Value Portfolio‡	484,397	7,058,769

Total Investment Companies (99.9%) (Cost $2,589,823,340)		3,569,307,734

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,475,483	6,475,483

Total Short-Term Investments (0.2%) (Cost $6,475,483)		6,475,483

Total Investments (100.1%) (Cost $2,596,298,823)		3,575,783,217
Other Assets Less Liabilities (-0.1%)		(2,217,771)

Net Assets (100%)		$3,573,565,446

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$354,529,148	$9,887,210	$12,252,926	$371,084,181	$—	$76,081
ATM Large Cap Managed Volatility Portfolio	870,421,738	3,749,216	32,916,901	848,175,191	—	404,740
ATM Mid Cap Managed Volatility Portfolio	49,600,202	299,937	5,476,305	46,116,436	—	189,426
ATM Small Cap Managed Volatility Portfolio	211,786,999	862,320	7,609,594	214,572,279	—	54,384
AXA Global Equity Managed Volatility Portfolio	90,808,497	262,445	2,339,888	92,732,138	—	(7,373)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio	$90,075,403	$8,837,429	$2,908,707	$99,518,762	$—	$90,241
AXA International Value Managed Volatility Portfolio	74,971,440	337,429	3,009,410	76,527,753	—	(10,463)
AXA Large Cap Core Managed Volatility Portfolio	187,134,846	787,335	6,887,792	184,681,439	—	109,753
AXA Large Cap Growth Managed Volatility Portfolio	173,309,240	712,351	14,980,215	143,228,253	—	21,750,897
AXA Large Cap Value Managed Volatility Portfolio	277,894,254	1,799,624	10,528,987	263,804,943	—	5,465,401
AXA/AB Small Cap Growth Portfolio (a)	118,518,100	749,843	6,430,351	120,316,655	—	233,977
AXA/Franklin Small Cap Value Managed Volatility Portfolio	39,967,249	187,461	2,585,836	37,101,032	—	1,580,246
AXA/Horizon Small Cap Value Portfolio	12,256,217	2,000,000	—	14,624,537	—	—
AXA/Loomis Sayles Growth Portfolio	—	42,800,000	—	43,801,583	—	—
AXA/Lord Abbett Micro Cap Portfolio	22,972,561	—	—	25,001,934	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	52,423,958	—	—	56,044,147	—	—
AXA/Pacific Global Small Cap Value Portfolio	11,422,965	500,000	—	11,757,526	—	—
EQ/BlackRock Basic Value Equity Portfolio	123,864,618	224,953	1,952,981	125,851,726	—	46,318
EQ/Boston Advisors Equity Income Portfolio	97,484,080	149,969	14,391,792	82,686,143	—	(58,927)
EQ/Core Bond Index Portfolio	104,693,085	487,398	4,302,027	101,536,607	—	29,786
EQ/GAMCO Small Company Value Portfolio	93,833,124	487,398	3,788,954	91,957,146	—	542,860
EQ/High Yield Bond Portfolio	1,374,585	—	—	1,415,281	—	—
EQ/Intermediate Government Bond Portfolio	145,407,971	674,859	5,997,027	140,984,078	—	868
EQ/International Equity Index Portfolio	54,963,539	17,422,091	—	75,884,619	—	—
EQ/International ETF Portfolio	17,016,304	—	24,813,308	—	—	(7,391,217)
EQ/JPMorgan Value Opportunities Portfolio	—	8,000,000	—	7,906,164	—	—
EQ/Large Cap Growth Index Portfolio	62,942,370	449,906	14,705,333	40,041,424	—	10,693,264
EQ/MFS International Growth Portfolio	164,373,240	712,351	6,085,033	168,118,955	—	246,079
EQ/PIMCO Ultra Short Bond Portfolio	51,132,639	224,953	2,005,944	49,407,383	—	(6,645)
EQ/Quality Bond PLUS Portfolio	8,505,851	—	—	8,540,719	—	—
Multimanager Core Bond Portfolio	9,947,966	132,738	333,197	9,685,756	95,246	19
Multimanager Mid Cap Growth Portfolio	8,756,603	37,492	324,069	9,144,175	—	9,148
Multimanager Mid Cap Value Portfolio	7,143,822	37,492	187,728	7,058,769	—	145,488

	$3,589,532,614	$102,814,200	$186,814,305	$3,569,307,734	$95,246	$34,194,351

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,569,307,734	$—	$3,569,307,734
Short-Term Investments	6,475,483	–	—	6,475,483

Total Assets	$6,475,483	$3,569,307,734	$—	$3,575,783,217

Total Liabilities	$—	$—	$—	$—

Total	$6,475,483	$3,569,307,734	$—	$3,575,783,217

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$102,814,200
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$221,008,656

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$952,815,589
Aggregate gross unrealized depreciation	(10,980,590)

Net unrealized appreciation	$941,834,999

Federal income tax cost of investments	$2,633,948,218

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,589,823,340)	$3,569,307,734
Unaffiliated Issuers (Cost $6,475,483)	6,475,483
Cash	1,668,000
Receivable from Separate Accounts for Trust shares sold	318,248
Receivable for securities sold	309,941
Dividends, interest and other receivables	26,756
Other assets	35,450

Total assets	3,578,141,612

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,638,550
Distribution fees payable – Class B	724,169
Administrative fees payable	421,691
Investment management fees payable	299,357
Trustees’ fees payable	84,582
Payable for securities purchased	26,187
Distribution fees payable – Class A	16,911
Accrued expenses	364,719

Total liabilities	4,576,166

NET ASSETS	$3,573,565,446

Net assets were comprised of:
Paid in capital	$4,027,373,731
Accumulated undistributed net investment income (loss)	(9,082,320)
Accumulated undistributed net realized gain (loss) on investments	(1,424,210,359)
Net unrealized appreciation (depreciation) on investments	979,484,394

Net assets	$3,573,565,446

Class A
Net asset value, offering and redemption price per share, $81,263,805 / 7,052,601 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.52

Class B
Net asset value, offering and redemption price per share, $3,457,322,946 / 300,008,401 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.52

Class K
Net asset value, offering and redemption price per share, $34,978,695 / 3,031,733 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($95,246 of dividend income received from affiliates)	$95,896
Interest	3,118

Total income	99,014

EXPENSES
Distribution fees – Class B	4,353,510
Administrative fees	2,535,830
Investment management fees	1,800,064
Printing and mailing expenses	244,589
Distribution fees – Class A	103,314
Custodian fees	69,523
Professional fees	69,056
Trustees’ fees	59,493
Miscellaneous	20,694

Total expenses	9,256,073

NET INVESTMENT INCOME (LOSS)	(9,157,059)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	34,194,351
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	63,775,225

NET REALIZED AND UNREALIZED GAIN (LOSS)	97,969,576

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,812,517

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,157,059)	$19,685,143
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	34,194,351	306,572,456
Net change in unrealized appreciation (depreciation) on investments	63,775,225	(160,053,695)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	88,812,517	166,203,904

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,316,651)
Class B	—	(54,453,575)
Class K	—	(625,650)

	—	(56,395,876)

Distributions from net realized capital gains
Class A	—	(7,539,164)
Class B	—	(310,646,494)
Class K	—	(3,068,408)

	—	(321,254,066)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(377,649,942)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 242,427 and 507,421 shares, respectively ]	2,798,115	6,048,255
Capital shares issued in reinvestment of dividends and distributions [ 0 and 763,179 shares, respectively ]	—	8,855,815
Capital shares repurchased [ (669,459) and (1,065,300) shares, respectively ]	(7,713,150)	(12,692,702)

Total Class A transactions	(4,915,035)	2,211,368

Class B
Capital shares sold [ 5,274,533 and 11,300,077 shares, respectively ]	60,747,095	134,528,468
Capital shares issued in reinvestment of dividends and distributions [ 0 and 31,462,353 shares, respectively ]	—	365,100,069
Capital shares repurchased [ (14,905,741) and (42,654,157) shares, respectively ]	(171,308,427)	(508,715,984)

Total Class B transactions	(110,561,332)	(9,087,447)

Class K
Capital shares sold [ 95,294 and 275,127 shares, respectively ]	1,101,283	3,317,281
Capital shares issued in reinvestment of dividends and distributions [ 0 and 318,352 shares, respectively ]	—	3,694,058
Capital shares repurchased [ (134,159) and (394,528) shares, respectively ]	(1,528,627)	(4,694,474)

Total Class K transactions	(427,344)	2,316,865

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(115,903,711)	(4,559,214)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,091,194)	(216,005,252)
NET ASSETS:
Beginning of period	3,600,656,640	3,816,661,892

End of period (a)	$3,573,565,446	$3,600,656,640

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(9,082,320)	$74,739

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class A			2014		2013		2012		2011		2010
Net asset value, beginning of period	$11.24		$11.94		$9.94		$8.90		$10.02		$9.20

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.06		0.08		0.06		0.07		0.06
Net realized and unrealized gain (loss) on investments	0.31		0.51		2.53		1.19		(0.80)		1.16

Total from investment operations	0.28		0.57		2.61		1.25		(0.73)		1.22

Less distributions:
Dividends from net investment income	—		(0.19)		(0.28)		(0.08)		(0.15)		(0.18)
Distributions from net realized gains	—		(1.08)		(0.33)		(0.13)		(0.24)		(0.22)

Total dividends and distributions	—		(1.27)		(0.61)		(0.21)		(0.39)		(0.40)

Net asset value, end of period	$11.52		$11.24		$11.94		$9.94		$8.90		$10.02

Total return (b)	2.49%		4.66%		26.48%		14.15%		(7.19)%		13.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,264		$84,100		$86,838		$75,338		$72,908		$114,201
Ratio of expenses to average net assets (a)(f)	0.52	%(i)	0.53	%(j)	0.52	%(k)	0.52	%(k)	0.29	%(m)	0.28	%(n)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.51)%		0.54%		0.70%		0.58%		0.66%		0.67%
Portfolio turnover rate (z)^	3%		12%		11%		10%		10%		15%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class B			2014		2013		2012		2011		2010
Net asset value, beginning of period	$11.25		$11.94		$9.94		$8.90		$10.02		$9.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.06		0.07		0.06		0.07		0.04
Net realized and unrealized gain (loss) on investments	0.30		0.52		2.54		1.19		(0.82)		1.14

Total from investment operations	0.27		0.58		2.61		1.25		(0.75)		1.18

Less distributions:
Dividends from net investment income	—		(0.19)		(0.28)		(0.08)		(0.13)		(0.15)
Distributions from net realized gains	—		(1.08)		(0.33)		(0.13)		(0.24)		(0.22)

Total dividends and distributions	—		(1.27)		(0.61)		(0.21)		(0.37)		(0.37)

Net asset value, end of period	$11.52		$11.25		$11.94		$9.94		$8.90		$10.02

Total return (b)	2.40%		4.75%		26.48%		14.15%		(7.43)%		12.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,457,323		$3,482,029		$3,695,543		$3,199,858		$3,088,209		$3,578,099
Ratio of expenses to average net assets (a)(f)	0.52	%(i)	0.53	%(j)	0.52	%(k)	0.52	%(k)	0.54	%(m)	0.53	%(n)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.51)%		0.53%		0.67%		0.59%		0.71%		0.39%
Portfolio turnover rate (z)^	3%		12%		11%		10%		10%		15%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,						December 1, 2011* to December 31, 2011
Class K			2014		2013		2012
Net asset value, beginning of period	$11.24		$11.94		$9.94		$8.90		$9.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.10		0.11		0.08		0.15
Net realized and unrealized gain (loss) on investments	0.31		0.50		2.54		1.20		(0.14)

Total from investment operations	0.30		0.60		2.65		1.28		0.01

Less distributions:
Dividends from net investment income	—		(0.22)		(0.32)		(0.11)		(0.15)
Distributions from net realized gains	—		(1.08)		(0.33)		(0.13)		(0.14)

Total dividends and distributions	—		(1.30)		(0.65)		(0.24)		(0.29)

Net asset value, end of period	$11.54		$11.24		$11.94		$9.94		$8.90

Total return (b)	2.67%		4.92%		26.80%		14.44%		0.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,979		$34,528		$34,281		$27,641		$25,955
Ratio of expenses to average net assets (a)(f)	0.27	%(i)	0.28	%(j)	0.27	%(k)	0.27	%(k)	0.27	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.26)%		0.81%		0.97%		0.87%		19.41	%(l)
Portfolio turnover rate (z)^	3%		12%		11%		10%		10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.21% for Class A, 1.21% for Class B and 0.96% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.22% for Class A, 1.22% for Class B and 0.97% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.98% for Class A, 1.23% for Class B and 0.96% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.00% for Class A and 1.25% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM FIXED INCOME PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	89.8%
Alternatives	10.2

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/PIMCO Ultra Short Bond Portfolio	10.3%
EQ/Intermediate Government Bond Portfolio	10.2
EQ/Convertible Securities Portfolio	10.2
iShares® JP Morgan USD Emerging Markets Bond ETF	9.7
EQ/Global Bond PLUS Portfolio	9.6
EQ/PIMCO Global Real Return Portfolio	8.6
Vanguard Total International Bond ETF	6.9
Multimanager Core Bond Portfolio	6.2
EQ/High Yield Bond Portfolio	5.6
iShares® Floating Rate Bond ETF	5.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$993.80	$3.21
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Eaton Vance Floating-Rate Fund, Institutional Class	24,847	$221,882
EQ/Convertible Securities Portfolio‡	51,859	562,914
EQ/Core Bond Index Portfolio‡	16,106	161,645
EQ/Global Bond PLUS Portfolio‡	58,804	531,058
EQ/High Yield Bond Portfolio‡	30,195	306,753
EQ/Intermediate Government Bond Portfolio‡	54,324	563,368
EQ/PIMCO Global Real Return Portfolio‡	49,324	474,469
EQ/PIMCO Ultra Short Bond Portfolio‡	57,622	568,025
EQ/Quality Bond PLUS Portfolio‡	6,406	54,909
iShares® Floating Rate Bond ETF	6,050	306,372
iShares® Global ex USD High Yield Corporate Bond ETF	900	42,309
iShares® International Treasury Bond ETF	1,080	96,973
iShares® JP Morgan USD Emerging Markets Bond ETF	4,880	536,410
Multimanager Core Bond Portfolio‡	34,534	340,147
PIMCO Foreign Bond Fund Unhedged, Institutional Class	6,902	64,395
PowerShares Global Short Term High Yield Bond Portfolio	320	7,504
SPDR® Barclays Short Term High Yield Bond ETF	6,480	187,337
Vanguard Short-Term Inflation-Protected Securities ETF	1,600	$77,888
Vanguard Total International Bond ETF	7,280	381,254

Total Investment Companies (100.1%) (Cost $5,573,461)		5,485,612

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	25,747	25,747

Total Short-Term Investments (0.5%) (Cost $25,747)		25,747

Total Investments (100.6%) (Cost $5,599,208)		5,511,359
Other Assets Less Liabilities (-0.6%)		(31,398)

Net Assets (100%)		$5,479,961

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$522,514	$45,085	$13,553	$562,914	$—	$8
EQ/Core Bond Index Portfolio	151,502	13,167	3,960	161,645	—	—	#
EQ/Global Bond PLUS Portfolio	511,726	45,724	14,115	531,058	—	(22)
EQ/High Yield Bond Portfolio	282,421	22,740	6,833	306,753	—	10
EQ/Intermediate Government Bond Portfolio	528,668	45,085	13,561	563,368	—	—	#
EQ/PIMCO Global Real Return Portfolio	450,518	38,300	11,521	474,469	—	2
EQ/PIMCO Ultra Short Bond Portfolio	535,972	45,085	13,560	568,025	—	1
EQ/Quality Bond PLUS Portfolio	51,373	4,787	1,441	54,909	—	—	#
Multimanager Core Bond Portfolio	320,349	30,377	8,160	340,147	3,245	—	#

	$3,355,043	$290,350	$86,704	$3,563,288	$3,245	$(1)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,636,047	$—	$—	$1,636,047
Investment Companies	286,277	3,563,288	—	3,849,565
Short-Term Investments	25,747	—	—	25,747

Total Assets	$1,948,071	$3,563,288	$—	$5,511,359

Total Liabilities	$—	$—	$—	$—

Total	$1,948,071	$3,563,288	$—	$5,511,359

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$987,313
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$622,824

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,546
Aggregate gross unrealized depreciation	(126,193)

Net unrealized depreciation	$(87,647)

Federal income tax cost of investments	$5,599,006

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,582,966)	$3,563,288
Unaffiliated Issuers (Cost $2,016,242)	1,948,071
Cash	10,000
Receivable from investment manager	8,287
Dividends, interest and other receivables	1,756
Receivable for securities sold	317
Other assets	50

Total assets	5,531,769

LIABILITIES
Payable for securities purchased	1,754
Distribution fees payable – Class B	1,128
Payable to Separate Accounts for Trust shares redeemed	254
Trustees’ fees payable	124
Accrued expenses	48,548

Total liabilities	51,808

NET ASSETS	$5,479,961

Net assets were comprised of:
Paid in capital	$5,616,617
Accumulated undistributed net investment income (loss)	9,498
Accumulated undistributed net realized gain (loss) on investments	(58,305)
Net unrealized appreciation (depreciation) on investments	(87,849)

Net assets	$5,479,961

Class B
Net asset value, offering and redemption price per share, $5,479,961 / 565,618 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.69

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($3,245 of dividend income received from affiliates)	$23,406
Interest	21

Total income	23,427

EXPENSES
Custodian fees	33,216
Professional fees	26,445
Distribution fees – Class B	6,632
Administrative fees	3,979
Investment management fees	3,979
Printing and mailing expenses	358
Trustees’ fees	86
Miscellaneous	294

Gross expenses	74,989
Less: Waiver from investment manager	(7,958)
Reimbursement from investment manager	(49,789)

Net expenses	17,242

NET INVESTMENT INCOME (LOSS)	6,185

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(1) of realized gain (loss) from affiliates)	(47,046)
Net change in unrealized appreciation (depreciation) on investments ($4,599 of change in unrealized appreciation (depreciation) from affiliates)	6,404

NET REALIZED AND UNREALIZED GAIN (LOSS)	(40,642)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,457)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,185	$82,783
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(47,046)	14,323
Net change in unrealized appreciation (depreciation) on investments	6,404	(33,766)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,457)	63,340

DIVIDENDS:
Dividends from net investment income
Class B	—	(114,004)

TOTAL DIVIDENDS:	—	(114,004)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 43,308 and 163,708 shares, respectively ]	423,539	1,645,717
Capital shares issued in reinvestment of dividends [ 0 and 11,708 shares, respectively ]	—	114,004
Capital shares repurchased [ (8,174) and (56,635) shares, respectively ]	(79,957)	(569,991)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	343,582	1,189,730

TOTAL INCREASE (DECREASE) IN NET ASSETS	309,125	1,139,066
NET ASSETS:
Beginning of period	5,170,836	4,031,770

End of period (a)	$5,479,961	$5,170,836

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,498	$3,313

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.75	$9.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01	0.18	0.09
Net realized and unrealized gain (loss) on investments	(0.07)	— #	(0.15)

Total from investment operations	(0.06)	0.18	(0.06)

Less distributions:
Dividends from net investment income	—	(0.22)	(0.11)
Distributions from net realized gains	—	—	(0.01)
Return of capital	—	—	(0.03)

Total dividends and distributions	—	(0.22)	(0.15)

Net asset value, end of period	$9.69	$9.75	$9.79

Total return (b)	(0.62)%	1.85%	(0.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,480	$5,171	$4,032
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.83%	4.22%	3.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.23%	1.79%	5.39	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.94)%	(1.78)%	2.21	%(l)
Portfolio turnover rate (z)^	12%	19%	19%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies) As of June 30, 2015
Fixed Income	67.2%
Equity	19.7
Alternatives	13.1

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Convertible Securities Portfolio	8.1%
EQ/PIMCO Ultra Short Bond Portfolio	7.5
EQ/Intermediate Government Bond Portfolio	7.5
Multimanager Core Bond Portfolio	7.5
iShares® JP Morgan USD Emerging Markets Bond ETF	7.4
EQ/Global Bond PLUS Portfolio	7.3
EQ/PIMCO Global Real Return Portfolio	6.4
Vanguard Total International Bond ETF	5.4
EQ/High Yield Bond Portfolio	5.2
iShares® Floating Rate Bond ETF	4.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$1,002.00	$3.23
Hypothetical (5% average return before expenses)	1,000.00	1,021.56	3.27

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	2,609	$27,604
AXA Natural Resources Portfolio‡	2,356	19,380
AXA SmartBeta Equity Portfolio‡	5,622	60,896
AXA/AB Small Cap Growth Portfolio‡	6,830	145,380
AXA/Lord Abbett Micro Cap Portfolio*‡	5,157	60,465
BlackRock Global Long/Short Credit Fund, Institutional Class	4,319	45,302
Eaton Vance Floating-Rate Fund, Institutional Class	39,815	355,551
EQ/BlackRock Basic Value Equity Portfolio‡	6,067	134,498
EQ/Capital Guardian Research Portfolio‡	11,441	250,571
EQ/Convertible Securities Portfolio‡	95,600	1,037,713
EQ/Emerging Markets Equity PLUS Portfolio‡	13,487	122,983
EQ/Energy ETF Portfolio‡	2,439	19,448
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	13,011	173,883
EQ/GAMCO Small Company Value Portfolio‡	2,439	138,476
EQ/Global Bond PLUS Portfolio‡	103,266	932,591
EQ/High Yield Bond Portfolio‡	65,249	662,862
EQ/Intermediate Government Bond Portfolio‡	92,713	961,487
EQ/International Equity Index Portfolio‡	34,432	320,193
EQ/Invesco Comstock Portfolio‡	8,572	129,651
EQ/Low Volatility Global ETF Portfolio‡	7,320	77,072
EQ/MFS International Growth Portfolio‡	27,880	196,036
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	10,169	186,271
EQ/PIMCO Global Real Return Portfolio‡	85,068	818,299
EQ/PIMCO Ultra Short Bond Portfolio‡	97,636	962,477
EQ/Real Estate PLUS Portfolio‡	4,990	50,417
EQ/T. Rowe Price Growth Stock Portfolio*‡	3,134	122,514
EQ/Wells Fargo Omega Growth Portfolio*‡	10,314	122,052
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	1,306	9,328
Franklin K2 Alternative Strategies Fund, Advisor Class	2,338	25,817
iShares® Floating Rate Bond ETF	11,350	574,764
iShares® Global Infrastructure ETF	1,740	70,696
iShares® International Treasury Bond ETF	1,420	127,502
iShares® JP Morgan USD Emerging Markets Bond ETF	8,600	945,312
iShares® Micro-Cap ETF	140	11,414
iShares® MSCI EAFE Small-Cap ETF	850	43,367
iShares® U.S. Oil & Gas Exploration & Production ETF	240	16,954
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	3,383	64,513
Multimanager Core Bond Portfolio‡	97,440	959,758
Multimanager Mid Cap Value Portfolio‡	14,040	204,599
PIMCO Foreign Bond Fund Unhedged, Institutional Class	12,330	115,038
PowerShares DB Base Metals Fund*	520	7,483
PowerShares DB Commodity Index Tracking Fund*	290	5,220
PowerShares DB G10 Currency Harvest Fund*	3,340	78,490
PowerShares DB Gold Fund*	670	25,862
PowerShares DB Silver Fund*	100	2,505
PowerShares S&P 500 BuyWrite Portfolio	2,930	61,589
SPDR® Barclays Short Term High Yield Bond ETF	9,880	285,631
Templeton Emerging Markets Small Cap Fund, Advisor Class	4,723	60,971
Templeton Global Smaller Companies Fund, Advisor Class	7,838	70,546
Vanguard Short-Term Inflation-Protected Securities ETF	2,780	135,330
Vanguard Total International Bond ETF	13,250	693,902

Total Investment Companies (99.5%) (Cost $12,848,549)		12,730,663

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	53,348	53,348

Total Short-Term Investments (0.4%) (Cost $53,348)		53,348

Total Investments (99.9%) (Cost $12,901,897)		12,784,011
Other Assets Less Liabilities (0.1%)		8,355

Net Assets (100%)		$12,792,366

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$22,259	$8,133	$9,982	$19,380	$—	$(54)
AXA SmartBeta Equity Portfolio	67,450	21,241	28,442	60,896	—	538
AXA/AB Small Cap Growth Portfolio (b)	144,064	40,665	49,557	145,380	—	83
AXA/Lord Abbett Micro Cap Portfolio	58,533	16,266	18,202	60,465	—	1,654
EQ/BlackRock Basic Value Equity Portfolio	138,606	40,665	48,025	134,498	—	1,615
EQ/Capital Guardian Research Portfolio	270,305	86,305	113,689	250,571	—	8,714
EQ/Convertible Securities Portfolio	1,126,599	353,203	465,716	1,037,713	—	(387)
EQ/Emerging Markets Equity PLUS Portfolio	128,902	40,665	49,619	122,983	—	21
EQ/Energy ETF Portfolio	21,671	8,133	9,803	19,448	—	126
EQ/GAMCO Mergers and Acquisitions Portfolio	180,944	56,931	69,528	173,883	—	(31)
EQ/GAMCO Small Company Value Portfolio	143,780	40,665	49,590	138,476	—	51
EQ/Global Bond PLUS Portfolio	1,012,588	336,162	399,722	932,591	—	(3,405)
EQ/High Yield Bond Portfolio	692,046	205,143	257,083	662,862	—	(562)
EQ/Intermediate Government Bond Portfolio	1,027,640	322,162	394,883	961,487	—	1,436
EQ/International Equity Index Portfolio	317,396	132,728	150,902	320,193	—	(337)
EQ/Invesco Comstock Portfolio	141,159	45,640	57,457	129,651	—	1,307
EQ/Low Volatility Global ETF Portfolio	81,037	24,399	29,112	77,072	—	673
EQ/MFS International Growth Portfolio	197,542	65,064	79,848	196,036	—	(424)
EQ/Morgan Stanley Mid Cap Growth Portfolio	208,213	65,064	94,781	186,271	—	(1,356)
EQ/PIMCO Global Real Return Portfolio	932,281	273,364	390,685	818,299	—	65
EQ/PIMCO Ultra Short Bond Portfolio	1,023,980	333,004	396,585	962,477	—	(1,071)
EQ/Real Estate PLUS Portfolio	55,366	16,266	19,856	50,417	—	1
EQ/T. Rowe Price Growth Stock Portfolio	139,478	45,640	67,341	122,514	—	5,423
EQ/Wells Fargo Omega Growth Portfolio	143,561	45,640	73,341	122,052	—	(577)
Multimanager Core Bond Portfolio	1,050,912	328,692	416,211	959,758	9,689	802
Multimanager Mid Cap Value Portfolio	211,738	65,064	77,279	204,599	—	2,146

	$9,538,050	$3,016,904	$3,817,239	$8,869,972	$9,689	$16,451

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,086,021	$—	$—	$3,086,021
Investment Companies	774,670	8,869,972	—	9,644,642
Short-Term Investments	53,348	—	—	53,348

Total Assets	$3,914,039	$8,869,972	$—	$12,784,011

Total Liabilities	$—	$—	$—	$–

Total	$3,914,039	$8,869,972	$—	$12,784,011

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,095,922
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,008,723

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,992
Aggregate gross unrealized depreciation	(273,754)

Net unrealized depreciation	$(118,762)

Federal income tax cost of investments	$12,902,773

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,888,254)	$8,869,972
Unaffiliated Issuers (Cost $4,013,643)	3,914,039
Cash	24,414
Receivable from Separate Accounts for Trust shares sold	52,476
Receivable from investment manager	14,205
Dividends, interest and other receivables	4,439
Other assets	145

Total assets	12,879,690

LIABILITIES
Payable for securities purchased	29,341
Distribution fees payable – Class B	2,590
Payable to Separate Accounts for Trust shares redeemed	280
Trustees’ fees payable	256
Accrued expenses	54,857

Total liabilities	87,324

NET ASSETS	$12,792,366

Net assets were comprised of:
Paid in capital	$12,914,385
Accumulated undistributed net investment income (loss)	11,602
Accumulated undistributed net realized gain (loss) on investments	(15,735)
Net unrealized appreciation (depreciation) on investments	(117,886)

Net assets	$12,792,366

Class B
Net asset value, offering and redemption price per share, $12,792,366 / 1,289,581 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($9,689 of dividend income received from affiliates)	$46,046
Interest	55

Total income	46,101

EXPENSES
Custodian fees	81,754
Professional fees	26,551
Distribution fees – Class B	16,742
Administrative fees	10,046
Investment management fees	10,045
Printing and mailing expenses	931
Trustees’ fees	227
Tax expense	99
Miscellaneous	328

Gross expenses	146,723
Less: Waiver from investment manager	(20,091)
Reimbursement from investment manager	(83,002)

Net expenses	43,630

NET INVESTMENT INCOME (LOSS)	2,471

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($16,451 of realized gain (loss) from affiliates)	(79,223)
Net distributions of realized gain received from Underlying Portfolios	586

Net realized gain (loss)	(78,637)

Net change in unrealized appreciation (depreciation) on investments ($132,257 of change in unrealized appreciation (depreciation) from affiliates)	168,754

NET REALIZED AND UNREALIZED GAIN (LOSS)	90,117

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,588

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,471	$180,403
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(78,637)	124,163
Net change in unrealized appreciation (depreciation) on investments	168,754	(247,377)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	92,588	57,189

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(239,383)
Distributions from net realized capital gains
Class B	—	(3,181)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(242,564)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 439,401 and 1,018,018 shares, respectively ]	4,391,941	10,286,094
Capital shares issued in reinvestment of dividends and distributions [ 0 and 24,505 shares, respectively ]	—	242,564
Capital shares repurchased [ (525,711) and (143,359) shares, respectively ]	(5,307,943)	(1,437,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(916,002)	9,090,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	(823,414)	8,905,516
NET ASSETS:
Beginning of period	13,615,780	4,710,264

End of period (a)	$12,792,366	$13,615,780

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,602	$9,131

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.90	$9.88	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	— #	0.21	0.08
Net realized and unrealized gain (loss) on investments	0.02	(0.01)	(0.06)

Total from investment operations	0.02	0.20	0.02

Less distributions:
Dividends from net investment income	—	(0.18)	(0.11)
Distributions from net realized gains	—	— #	(0.03)

Total dividends and distributions	—	(0.18)	(0.14)

Net asset value, end of period	$9.92	$9.90	$9.88

Total return (b)	0.20%	2.02%	0.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,792	$13,616	$4,710
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.19%	3.65%	3.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.04%	2.11%	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.50)%	(0.88)%	1.91	%(l)
Portfolio turnover rate (z)^	38%	19%	18%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	49.5%
Equity	34.6
Alternatives	15.9

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Convertible Securities Portfolio	6.5%
EQ/Global Bond PLUS Portfolio	5.5
EQ/PIMCO Ultra Short Bond Portfolio	5.5
EQ/Intermediate Government Bond Portfolio	5.5
Multimanager Core Bond Portfolio	5.4
iShares® JP Morgan USD Emerging Markets Bond ETF	5.2
EQ/PIMCO Global Real Return Portfolio	4.7
EQ/International Equity Index Portfolio	4.4
Vanguard Total International Bond ETF	3.8
EQ/High Yield Bond Portfolio	3.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$1,009.10	$3.26
Hypothetical (5% average return before expenses)	1,000.00	1,021.55	3.28

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	13,044	$138,001
AXA Natural Resources Portfolio‡	6,442	52,983
AXA SmartBeta Equity Portfolio‡	13,442	145,588
AXA/AB Small Cap Growth Portfolio‡	14,706	313,019
AXA/Lord Abbett Micro Cap Portfolio*‡	11,501	134,840
BlackRock Global Long/Short Credit Fund, Institutional Class	12,387	129,944
Eaton Vance Floating-Rate Fund, Institutional Class	35,322	315,422
EQ/BlackRock Basic Value Equity Portfolio‡	14,068	311,876
EQ/Capital Guardian Research Portfolio‡	27,509	602,492
EQ/Convertible Securities Portfolio‡	102,360	1,111,086
EQ/Core Bond Index Portfolio‡	2,001	20,081
EQ/Emerging Markets Equity PLUS Portfolio‡	32,084	292,560
EQ/Energy ETF Portfolio‡	9,002	71,772
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	22,698	303,342
EQ/GAMCO Small Company Value Portfolio‡	5,603	318,071
EQ/Global Bond PLUS Portfolio‡	104,789	946,349
EQ/High Yield Bond Portfolio‡	64,066	650,843
EQ/Intermediate Government Bond Portfolio‡	90,940	943,096
EQ/International Equity Index Portfolio‡	81,335	756,343
EQ/Invesco Comstock Portfolio‡	19,759	298,867
EQ/Low Volatility Global ETF Portfolio‡	13,816	145,470
EQ/MFS International Growth Portfolio‡	65,992	464,008
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	23,680	433,766
EQ/PIMCO Global Real Return Portfolio‡	84,068	808,683
EQ/PIMCO Ultra Short Bond Portfolio‡	95,768	944,066
EQ/Real Estate PLUS Portfolio‡	13,622	137,644
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,037	314,128
EQ/Wells Fargo Omega Growth Portfolio*‡	26,615	314,936
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	12,290	87,750
Franklin K2 Alternative Strategies Fund, Advisor Class	5,904	65,184
iShares® Floating Rate Bond ETF	12,330	624,391
iShares® Global Infrastructure ETF	3,060	124,328
iShares® International Treasury Bond ETF	1,620	145,460
iShares® JP Morgan USD Emerging Markets Bond ETF	8,140	894,749
iShares® Micro-Cap ETF	460	37,504
iShares® MSCI EAFE Small-Cap ETF	2,430	123,979
iShares® U.S. Oil & Gas Exploration & Production ETF	1,010	71,346
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	7,523	143,460
Multimanager Core Bond Portfolio‡	93,777	923,677
Multimanager Mid Cap Value Portfolio‡	32,299	470,664
PIMCO Foreign Bond Fund Unhedged, Institutional Class	13,059	121,839
PowerShares DB Base Metals Fund*	1,610	23,168
PowerShares DB Commodity Index Tracking Fund*	1,600	28,800
PowerShares DB G10 Currency Harvest Fund*	6,010	141,235
PowerShares DB Gold Fund*	2,700	104,220
PowerShares DB Silver Fund*	290	7,265
PowerShares S&P 500 BuyWrite Portfolio	6,290	132,216
SPDR® Barclays Short Term High Yield Bond ETF	11,370	328,707
Templeton Emerging Markets Small Cap Fund, Advisor Class	11,708	151,146
Templeton Global Smaller Companies Fund, Advisor Class	18,574	167,169
Vanguard Short-Term Inflation-Protected Securities ETF	2,140	104,175
Vanguard Total International Bond ETF	12,520	655,672

Total Investment Companies (99.7%) (Cost $17,231,637)		17,097,380

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	75,609	75,609

Total Short-Term Investments (0.4%) (Cost $75,609)		75,609

Total Investments (100.1%) (Cost $17,307,246)		17,172,989
Other Assets Less Liabilities (-0.1%)		(14,854)

Net Assets (100%)		$17,158,135

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$59,554	$17,132	$20,387	$52,983	$—	$170
AXA SmartBeta Equity Portfolio	181,044	42,830	80,593	145,588	—	800
AXA/AB Small Cap Growth Portfolio (b)	335,316	77,093	122,470	313,019	—	37
AXA/Lord Abbett Micro Cap Portfolio	127,728	25,698	29,022	134,840	—	1,814
EQ/BlackRock Basic Value Equity Portfolio	316,003	77,093	90,488	311,876	—	2,019
EQ/Capital Guardian Research Portfolio	624,933	154,187	204,457	602,492	—	10,558
EQ/Convertible Securities Portfolio	1,203,755	283,573	400,834	1,111,086	—	308
EQ/Core Bond Index Portfolio	—	20,000	—	20,081	—	—
EQ/Emerging Markets Equity PLUS Portfolio	301,189	77,093	92,418	292,560	—	89
EQ/Energy ETF Portfolio	56,806	37,132	20,047	71,772	—	510
EQ/GAMCO Mergers and Acquisitions Portfolio	307,355	68,527	82,266	303,342	—	(38)
EQ/GAMCO Small Company Value Portfolio	325,112	77,093	92,397	318,071	—	110
EQ/Global Bond PLUS Portfolio	1,020,867	234,591	288,076	946,349	—	(791)
EQ/High Yield Bond Portfolio	660,141	154,187	185,558	650,843	—	(544)
EQ/Intermediate Government Bond Portfolio	968,424	254,591	286,126	943,096	—	1,158
EQ/International Equity Index Portfolio	717,831	227,761	236,448	756,343	—	(556)
EQ/Invesco Comstock Portfolio	310,626	77,093	91,365	298,867	—	1,142
EQ/Low Volatility Global ETF Portfolio	180,934	42,830	80,154	145,470	—	1,239
EQ/MFS International Growth Portfolio	456,160	111,357	134,065	464,008	—	(444)
EQ/Morgan Stanley Mid Cap Growth Portfolio	479,468	114,668	174,076	433,766	—	(692)
EQ/PIMCO Global Real Return Portfolio	871,483	200,327	263,929	808,683	—	241
EQ/PIMCO Ultra Short Bond Portfolio	975,654	254,591	287,420	944,066	—	(135)
EQ/Real Estate PLUS Portfolio	177,692	39,519	76,855	137,644	—	775
EQ/T. Rowe Price Growth Stock Portfolio	306,685	77,093	88,393	314,128	—	4,114
EQ/Wells Fargo Omega Growth Portfolio	317,796	77,093	92,248	314,936	—	259
Multimanager Core Bond Portfolio	977,228	247,556	296,543	923,677	9,654	505
Multimanager Mid Cap Value Portfolio	476,691	111,357	130,970	470,664	—	2,652

	$12,736,475	$3,182,065	$3,947,605	$12,230,250	$9,654	$25,300

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,547,215	$—	$—	$3,547,215
Investment Companies	1,319,915	12,230,250	—	13,550,165
Short-Term Investments	75,609	—	—	75,609

Total Assets	$4,942,739	$12,230,250	$—	$17,172,989

Total Liabilities	$—	$—	$—	$—

Total	$4,942,739	$12,230,250	$—	$17,172,989

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,004,953
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,849,859

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$304,818
Aggregate gross unrealized depreciation	(434,408)

Net unrealized depreciation	$(129,590)

Federal income tax cost of investments	$17,302,579

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $12,221,183)	$12,230,250
Unaffiliated Issuers (Cost $5,086,063)	4,942,739
Cash	33,742
Receivable from investment manager	12,667
Dividends, interest and other receivables	5,197
Receivable from Separate Accounts for Trust shares sold	2,896
Other assets	199

Total assets	17,227,690

LIABILITIES
Payable for securities purchased	11,127
Distribution fees payable – Class B	3,544
Payable to Separate Accounts for Trust shares redeemed	981
Trustees’ fees payable	401
Accrued expenses	53,502

Total liabilities	69,555

NET ASSETS	$17,158,135

Net assets were comprised of:
Paid in capital	$17,199,631
Accumulated undistributed net investment income (loss)	6,450
Accumulated undistributed net realized gain (loss) on investments	86,311
Net unrealized appreciation (depreciation) on investments	(134,257)

Net assets	$17,158,135

Class B
Net asset value, offering and redemption price per share, $17,158,135 / 1,713,229 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.02

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($9,654 of dividend income received from affiliates)	$49,543
Interest	72

Total income	49,615

EXPENSES
Custodian fees	82,546
Professional fees	26,615
Distribution fees – Class B	23,031
Administrative fees	13,819
Investment management fees	13,819
Printing and mailing expenses	1,283
Tax expense	357
Trustees’ fees	307
Miscellaneous	346

Gross expenses	162,123
Less: Waiver from investment manager	(27,638)
Reimbursement from investment manager	(74,243)

Net expenses	60,242

NET INVESTMENT INCOME (LOSS)	(10,627)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($25,300 of realized gain (loss) from affiliates)	(61,751)
Net distributions of realized gain received from Underlying Portfolios	1,258

Net realized gain (loss)	(60,493)

Net change in unrealized appreciation (depreciation) on investments ($259,315 of change in unrealized appreciation (depreciation) from affiliates)	310,571

NET REALIZED AND UNREALIZED GAIN (LOSS)	250,078

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$239,451

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(10,627)	$216,034
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(60,493)	239,283
Net change in unrealized appreciation (depreciation) on investments	310,571	(418,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	239,451	36,394

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(289,432)
Distributions from net realized capital gains
Class B	—	(21,406)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(310,838)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 444,058 and 1,403,506 shares, respectively ]	4,471,975	14,227,394
Capital shares issued in reinvestment of dividends and distributions [ 0 and 31,236 shares, respectively ]	—	310,838
Capital shares repurchased [ (516,511) and (100,197) shares, respectively ]	(5,283,807)	(1,013,997)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(811,832)	13,524,235

TOTAL INCREASE (DECREASE) IN NET ASSETS	(572,381)	13,249,791
NET ASSETS:
Beginning of period	17,730,516	4,480,725

End of period (a)	$17,158,135	$17,730,516

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,450	$17,077

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.93	$9.93	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.19	0.08
Net realized and unrealized gain (loss) on investments	0.10	(0.02)	—	#

Total from investment operations	0.09	0.17	0.08

Less distributions:
Dividends from net investment income	—	(0.16)	(0.12)
Distributions from net realized gains	—	(0.01)	(0.03)

Total dividends and distributions	—	(0.17)	(0.15)

Net asset value, end of period	$10.02	$9.93	$9.93

Total return (b)	0.91%	1.78%	0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,158	$17,731	$4,481
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.76%	2.86%	3.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.12)%	1.87%	4.87	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.22)%	(0.35)%	1.74	%(l)
Portfolio turnover rate (z)^	27%	13%	15%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	43.8%
Fixed Income	36.3
Alternatives	19.9

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/International Equity Index Portfolio	5.6%
EQ/Convertible Securities Portfolio	5.3
EQ/Capital Guardian Research Portfolio	4.5
EQ/PIMCO Ultra Short Bond Portfolio	4.0
EQ/Intermediate Government Bond Portfolio	4.0
EQ/Global Bond PLUS Portfolio	3.9
iShares® JP Morgan USD Emerging Markets Bond ETF	3.9
Multimanager Core Bond Portfolio	3.9
Multimanager Mid Cap Value Portfolio	3.4
EQ/MFS International Growth Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$1,013.10	$3.28
Hypothetical (5% average return before expenses)	1,000.00	1,021.54	3.29

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.66%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	16,750	$177,214
AXA Natural Resources Portfolio‡	9,922	81,597
AXA SmartBeta Equity Portfolio‡	13,817	149,649
AXA/AB Small Cap Growth Portfolio‡	15,167	322,830
AXA/Lord Abbett Micro Cap Portfolio*‡	12,915	151,422
BlackRock Global Long/Short Credit Fund, Institutional Class	16,018	168,030
Eaton Vance Floating-Rate Fund, Institutional Class	10,204	91,119
EQ/BlackRock Basic Value Equity Portfolio‡	13,935	308,930
EQ/Capital Guardian Research Portfolio‡	27,652	605,627
EQ/Convertible Securities Portfolio‡	65,357	709,429
EQ/Core Bond Index Portfolio‡	1,401	14,057
EQ/Emerging Markets Equity PLUS Portfolio‡	33,380	304,376
EQ/Energy ETF Portfolio‡	10,272	81,898
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	25,292	338,011
EQ/GAMCO Small Company Value Portfolio‡	5,712	324,291
EQ/Global Bond PLUS Portfolio‡	58,552	528,779
EQ/High Yield Bond Portfolio‡	34,589	351,389
EQ/Intermediate Government Bond Portfolio‡	51,769	536,869
EQ/International Equity Index Portfolio‡	81,103	754,187
EQ/Invesco Comstock Portfolio‡	19,484	294,704
EQ/Low Volatility Global ETF Portfolio‡	14,163	149,131
EQ/MFS International Growth Portfolio‡	64,539	453,791
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	23,786	435,699
EQ/PIMCO Global Real Return Portfolio‡	47,156	453,612
EQ/PIMCO Ultra Short Bond Portfolio‡	54,676	538,987
EQ/Real Estate PLUS Portfolio‡	16,610	167,830
EQ/T. Rowe Price Growth Stock Portfolio*‡	7,728	302,068
EQ/Wells Fargo Omega Growth Portfolio*‡	26,034	308,068
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	23,611	168,581
Franklin K2 Alternative Strategies Fund, Advisor Class	5,333	58,877
iShares® Floating Rate Bond ETF	8,810	446,138
iShares® Global Infrastructure ETF	3,320	134,892
iShares® International Treasury Bond ETF	865	77,668
iShares® JP Morgan USD Emerging Markets Bond ETF	4,790	526,519
iShares® Micro-Cap ETF	290	$23,644
iShares® MSCI EAFE Small-Cap ETF	2,660	135,713
iShares® U.S. Oil & Gas Exploration & Production ETF	1,310	92,538
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	7,606	145,043
Multimanager Core Bond Portfolio‡	52,878	520,830
Multimanager Mid Cap Value Portfolio‡	31,514	459,230
PIMCO Foreign Bond Fund Unhedged, Institutional Class	7,425	69,273
PowerShares DB Base Metals Fund*	1,520	21,873
PowerShares DB Commodity Index Tracking Fund*	2,970	53,460
PowerShares DB G10 Currency Harvest Fund*	6,955	163,442
PowerShares DB Gold Fund*	2,780	107,308
PowerShares DB Silver Fund*	250	6,263
PowerShares S&P 500 BuyWrite Portfolio	7,320	153,866
SPDR® Barclays Short Term High Yield Bond ETF	6,750	195,142
Templeton Emerging Markets Small Cap Fund, Advisor Class	11,521	148,732
Templeton Global Smaller Companies Fund, Advisor Class	15,951	143,558
Vanguard Short-Term Inflation-Protected Securities ETF	1,730	84,216
Vanguard Total International Bond ETF	6,840	358,211

Total Investment Companies (99.5%) (Cost $13,421,960)		13,398,611

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	106,464	106,464

Total Short-Term Investments (0.8%) (Cost $106,464)		106,464

Total Investments (100.3%) (Cost $13,528,424)		13,505,075
Other Assets Less Liabilities (-0.3%)		(35,868)

Net Assets (100%)		$13,469,207

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$79,055	$39,039	$31,672	$81,597	$—	$459
AXA SmartBeta Equity Portfolio	156,680	66,950	76,211	149,649	—	592
AXA/AB Small Cap Growth Portfolio (b)	305,855	122,743	128,607	322,830	—	(302)
AXA/Lord Abbett Micro Cap Portfolio	133,566	55,792	48,917	151,422	—	2,586
EQ/BlackRock Basic Value Equity Portfolio	291,879	128,337	119,627	308,930	—	2,749
EQ/Capital Guardian Research Portfolio	573,641	251,080	245,285	605,627	—	10,397
EQ/Convertible Securities Portfolio	705,260	295,683	306,371	709,429	—	(328)
EQ/Core Bond Index Portfolio	—	14,000	—	14,057	—	—
EQ/Emerging Markets Equity PLUS Portfolio	265,476	144,742	113,148	304,376	—	158
EQ/Energy ETF Portfolio	66,939	47,475	29,841	81,898	—	1,060
EQ/GAMCO Mergers and Acquisitions Portfolio	314,834	117,148	104,230	338,011	—	6
EQ/GAMCO Small Company Value Portfolio	306,472	122,743	113,206	324,291	—	100
EQ/Global Bond PLUS Portfolio	508,456	237,168	205,715	528,779	—	295
EQ/High Yield Bond Portfolio	328,976	145,059	133,962	351,389	—	(56)
EQ/Intermediate Government Bond Portfolio	515,651	223,168	205,418	536,869	—	592
EQ/International Equity Index Portfolio	685,581	313,187	291,029	754,187	—	(579)
EQ/Invesco Comstock Portfolio	285,142	128,337	121,112	294,704	—	1,264
EQ/Low Volatility Global ETF Portfolio	156,070	66,950	75,732	149,131	—	1,071
EQ/MFS International Growth Portfolio	424,685	189,693	190,155	453,791	—	(47)
EQ/Morgan Stanley Mid Cap Growth Portfolio	444,417	189,693	213,351	435,699	—	(1,243)
EQ/PIMCO Global Real Return Portfolio	424,220	203,693	174,800	453,612	—	308
EQ/PIMCO Ultra Short Bond Portfolio	511,617	231,604	204,749	538,987	—	31
EQ/Real Estate PLUS Portfolio	188,557	72,514	90,101	167,830	—	(67)
EQ/T. Rowe Price Growth Stock Portfolio	288,859	128,337	130,961	302,068	—	6,415
EQ/Wells Fargo Omega Growth Portfolio	289,957	128,337	122,660	308,068	—	(284)
Multimanager Core Bond Portfolio	508,333	228,389	213,503	520,830	5,190	347
Multimanager Mid Cap Value Portfolio	450,789	189,693	193,498	459,230	—	3,611

	$9,210,967	$4,081,554	$3,883,861	$9,647,291	$5,190	$29,135

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,580,893	$—	$—	$2,580,893
Investment Companies	1,170,427	9,647,291	—	10,817,718
Short-Term Investments	106,464	—	—	106,464

Total Assets	$3,857,784	$9,647,291	$—	$13,505,075

Total Liabilities	$—	$—	$—	$—

Total	$3,857,784	$9,647,291	$—	$13,505,075

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,811,900
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,409,365

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$294,534
Aggregate gross unrealized depreciation	(320,353)

Net unrealized depreciation	$(25,819)

Federal income tax cost of investments	$13,530,894

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,592,113)	$9,647,291
Unaffiliated Issuers (Cost $3,936,311)	3,857,784
Cash	25,536
Receivable from investment manager	14,142
Dividends, interest and other receivables	3,422
Other assets	146

Total assets	13,548,321

LIABILITIES
Payable for securities purchased	23,046
Distribution fees payable – Class B	2,733
Payable to Separate Accounts for Trust shares redeemed	297
Trustees’ fees payable	260
Accrued expenses	52,778

Total liabilities	79,114

NET ASSETS	$13,469,207

Net assets were comprised of:
Paid in capital	$13,368,867
Accumulated undistributed net investment income (loss)	(14)
Accumulated undistributed net realized gain (loss) on investments	123,703
Net unrealized appreciation (depreciation) on investments	(23,349)

Net assets	$13,469,207

Class B
Net asset value, offering and redemption price per share, $13,469,207 / 1,337,929 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.07

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($5,190 of dividend income received from affiliates)	$28,274
Interest	57

Total income	28,331

EXPENSES
Custodian fees	82,765
Professional fees	26,553
Distribution fees – Class B	17,126
Administrative fees	10,276
Investment management fees	10,275
Printing and mailing expenses	942
Tax expense	492
Trustees’ fees	223
Miscellaneous	330

Gross expenses	148,982
Less: Waiver from investment manager	(20,551)
Reimbursement from investment manager	(83,408)

Net expenses	45,023

NET INVESTMENT INCOME (LOSS)	(16,692)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($29,135 of realized gain (loss) from affiliates)	(4,118)
Net distributions of realized gain received from Underlying Portfolios	1,464

Net realized gain (loss)	(2,654)

Net change in unrealized appreciation (depreciation) on investments ($238,631 of change in unrealized appreciation (depreciation) from affiliates)	270,369

NET REALIZED AND UNREALIZED GAIN (LOSS)	267,715

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$251,023

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(16,692)	$136,945
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(2,654)	199,311
Net change in unrealized appreciation (depreciation) on investments	270,369	(262,274)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	251,023	73,982

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(188,210)
Distributions from net realized capital gains
Class B	—	(36,704)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(224,914)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 580,228 and 922,442 shares, respectively ]	5,870,837	9,331,272
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,492 shares, respectively ]	—	224,914
Capital shares repurchased [ (526,523) and (106,567) shares, respectively ]	(5,423,878)	(1,067,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	446,959	8,489,162

TOTAL INCREASE (DECREASE) IN NET ASSETS	697,982	8,338,230
NET ASSETS:
Beginning of period	12,771,225	4,432,995

End of period (a)	$13,469,207	$12,771,225

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(14)	$16,678

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.94	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.17	0.10
Net realized and unrealized gain (loss) on investments	0.14	0.01 †	0.03

Total from investment operations	0.13	0.18	0.13

Less distributions:
Dividends from net investment income	—	(0.15)	(0.16)
Distributions from net realized gains	—	(0.03)	(0.03)

Total dividends and distributions	—	(0.18)	(0.19)

Net asset value, end of period	$10.07	$9.94	$9.94

Total return (b)	1.31%	1.88%	1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,469	$12,771	$4,433
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.66%**	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.17%	3.80%	3.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.24)%	1.66%	5.80	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.76)%	(1.49)%	2.86	%(l)
Portfolio turnover rate (z)^	40%	21%	43%
*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	54.1%
Alternatives	23.6
Fixed Income	22.3

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/International Equity Index Portfolio	6.8%
EQ/Capital Guardian Research Portfolio	5.6
Multimanager Mid Cap Value Portfolio	4.2
EQ/Convertible Securities Portfolio	4.2
EQ/MFS International Growth Portfolio	4.2
EQ/Morgan Stanley Mid Cap Growth Portfolio	4.0
EQ/GAMCO Small Company Value Portfolio	3.0
AXA/AB Small Cap Growth Portfolio	2.8
EQ/BlackRock Basic Value Equity Portfolio	2.8
EQ/Emerging Markets Equity PLUS Portfolio	2.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$1,014.00	$3.27
Hypothetical (5% average return before expenses)	1,000.00	1,021.54	3.29

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.66%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	15,695	$166,050
AXA Natural Resources Portfolio‡	19,752	162,443
AXA SmartBeta Equity Portfolio‡	16,534	179,072
AXA/AB Small Cap Growth Portfolio‡	16,313	347,235
AXA/Lord Abbett Micro Cap Portfolio*‡	15,558	182,415
BlackRock Global Long/Short Credit Fund, Institutional Class	11,044	115,857
Eaton Vance Floating-Rate Fund, Institutional Class	6,947	62,037
EQ/BlackRock Basic Value Equity Portfolio‡	15,529	344,265
EQ/Capital Guardian Research Portfolio‡	31,504	689,974
EQ/Convertible Securities Portfolio‡	47,624	516,943
EQ/Core Bond Index Portfolio‡	1,501	15,061
EQ/Emerging Markets Equity PLUS Portfolio‡	36,841	335,941
EQ/Energy ETF Portfolio‡	20,215	161,180
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	16,065	214,706
EQ/GAMCO Small Company Value Portfolio‡	6,510	369,588
EQ/Global Bond PLUS Portfolio‡	34,390	310,576
EQ/High Yield Bond Portfolio‡	20,608	209,353
EQ/Intermediate Government Bond Portfolio‡	30,019	311,309
EQ/International Equity Index Portfolio‡	90,301	839,726
EQ/Invesco Comstock Portfolio‡	21,838	330,305
EQ/Low Volatility Global ETF Portfolio‡	17,052	179,552
EQ/MFS International Growth Portfolio‡	73,355	515,781
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	26,937	493,427
EQ/PIMCO Global Real Return Portfolio‡	27,739	266,828
EQ/PIMCO Ultra Short Bond Portfolio‡	32,125	316,685
EQ/Real Estate PLUS Portfolio‡	28,476	287,736
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,468	330,992
EQ/Wells Fargo Omega Growth Portfolio*‡	28,009	331,435
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	13,290	94,894
Franklin K2 Alternative Strategies Fund, Advisor Class	7,173	79,186
iShares® Floating Rate Bond ETF	5,030	254,719
iShares® Global Infrastructure ETF	6,290	255,563
iShares® International Treasury Bond ETF	530	47,589
iShares® JP Morgan USD Emerging Markets Bond ETF	2,800	307,776
iShares® Micro-Cap ETF	380	30,981
iShares® MSCI EAFE Small-Cap ETF	1,550	79,081
iShares® U.S. Oil & Gas Exploration & Production ETF	2,350	166,004
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	8,603	164,055
Multimanager Core Bond Portfolio‡	29,738	292,911
Multimanager Mid Cap Value Portfolio‡	35,814	521,886
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,067	28,614
PowerShares DB Base Metals Fund*	3,120	44,897
PowerShares DB Commodity Index Tracking Fund*	6,440	115,920
PowerShares DB G10 Currency Harvest Fund*	7,320	172,020
PowerShares DB Gold Fund*	4,575	176,595
PowerShares DB Silver Fund*	1,110	27,808
PowerShares S&P 500 BuyWrite Portfolio	7,400	155,548
SPDR® Barclays Short Term High Yield Bond ETF	2,810	81,237
Templeton Emerging Markets Small Cap Fund, Advisor Class	14,579	188,209
Templeton Global Smaller Companies Fund, Advisor Class	25,052	225,464
Vanguard Short-Term Inflation-Protected Securities ETF	870	42,352
Vanguard Total International Bond ETF	3,920	205,290

Total Investment Companies (100.1%) (Cost $12,293,580)		12,345,071

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,129	1,129

Total Short-Term Investments (0.0%) (Cost $1,129)		1,129

Total Investments (100.1%) (Cost $12,294,709)		12,346,200
Other Assets Less Liabilities (-0.1%)		(6,350)

Net Assets (100%)		$12,339,850

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$205,023	$45,493	$77,521	$162,443	$—	$1,819
AXA SmartBeta Equity Portfolio	208,799	45,493	77,801	179,072	—	1,540
AXA/AB Small Cap Growth Portfolio (b)	423,650	90,985	196,223	347,235	—	458
AXA/Lord Abbett Micro Cap Portfolio	184,996	37,754	54,158	182,415	—	3,745
EQ/BlackRock Basic Value Equity Portfolio	400,600	85,727	151,750	344,265	—	5,701
EQ/Capital Guardian Research Portfolio	792,811	175,472	309,366	689,974	—	19,663
EQ/Convertible Securities Portfolio	600,012	129,979	226,177	516,943	—	512
EQ/Core Bond Index Portfolio	—	15,000	—	15,061	—	—
EQ/Emerging Markets Equity PLUS Portfolio	363,886	116,727	156,895	335,941	—	556
EQ/Energy ETF Portfolio	201,896	40,234	75,521	161,180	—	2,589
EQ/GAMCO Mergers and Acquisitions Portfolio	249,504	46,733	89,560	214,706	—	(116)
EQ/GAMCO Small Company Value Portfolio	425,756	90,985	157,114	369,588	—	1,568
EQ/Global Bond PLUS Portfolio	356,511	98,246	137,442	310,576	—	(198)
EQ/High Yield Bond Portfolio	239,993	51,992	90,820	209,353	—	(145)
EQ/Intermediate Government Bond Portfolio	362,441	83,246	136,602	311,309	—	642
EQ/International Equity Index Portfolio	949,883	250,664	428,460	839,726	—	(2,744)
EQ/Invesco Comstock Portfolio	396,175	85,727	154,226	330,305	—	3,225
EQ/Low Volatility Global ETF Portfolio	208,953	45,493	77,098	179,552	—	2,243
EQ/MFS International Growth Portfolio	572,401	129,979	227,183	515,781	—	(494)
EQ/Morgan Stanley Mid Cap Growth Portfolio	601,967	129,979	260,060	493,427	—	(2,372)
EQ/PIMCO Global Real Return Portfolio	324,285	70,248	128,697	266,828	—	378
EQ/PIMCO Ultra Short Bond Portfolio	359,300	92,987	136,099	316,685	—	(86)
EQ/Real Estate PLUS Portfolio	379,654	77,987	161,170	287,736	—	3,843
EQ/T. Rowe Price Growth Stock Portfolio	388,271	85,727	161,865	330,992	—	10,586
EQ/Wells Fargo Omega Growth Portfolio	401,566	85,727	172,653	331,435	—	(202)
Multimanager Core Bond Portfolio	357,144	82,485	145,703	292,911	3,258	413
Multimanager Mid Cap Value Portfolio	634,366	129,979	254,351	521,886	—	10,337

	$10,589,843	$2,421,048	$4,244,515	$9,057,325	$3,258	$63,461

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,163,380	$—	$—	$2,163,380
Investment Companies	1,124,366	9,057,325	–	10,181,691
Short-Term Investments	1,129	—	—	1,129

Total Assets	$3,288,875	$9,057,325	$—	$12,346,200

Total Liabilities	$—	$—	$—	$—

Total	$3,288,875	$9,057,325	$—	$12,346,200

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,472,703
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,728,173

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$429,671
Aggregate gross unrealized depreciation	(372,914)

Net unrealized appreciation	$56,757

Federal income tax cost of investments	$12,289,443

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,900,747)	$9,057,325
Unaffiliated Issuers (Cost $3,393,962)	3,288,875
Cash	7,041
Receivable for securities sold	26,651
Receivable from investment manager	14,474
Dividends, interest and other receivables	2,280
Other assets	158

Total assets	12,396,804

LIABILITIES
Distribution fees payable – Class B	2,590
Payable for securities purchased	1,045
Payable to Separate Accounts for Trust shares redeemed	414
Trustees’ fees payable	307
Accrued expenses	52,598

Total liabilities	56,954

NET ASSETS	$12,339,850

Net assets were comprised of:
Paid in capital	$12,055,036
Accumulated undistributed net investment income (loss)	(7,515)
Accumulated undistributed net realized gain (loss) on investments	240,838
Net unrealized appreciation (depreciation) on investments	51,491

Net assets	$12,339,850

Class B
Net asset value, offering and redemption price per share, $12,339,850 / 1,216,108 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($3,258 of dividend income received from affiliates)	$21,452
Interest	51

Total income	21,503

EXPENSES
Custodian fees	82,746
Professional fees	26,566
Distribution fees – Class B	18,004
Administrative fees	10,803
Investment management fees	10,802
Printing and mailing expenses	1,013
Tax expense	420
Trustees’ fees	243
Miscellaneous	346

Gross expenses	150,943
Less: Waiver from investment manager	(21,605)
Reimbursement from investment manager	(82,103)

Net expenses	47,235

NET INVESTMENT INCOME (LOSS)	(25,732)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($63,461 of realized gain (loss) from affiliates)	41,103
Net distributions of realized gain received from Underlying Portfolios	1,480

Net realized gain (loss)	42,583

Net change in unrealized appreciation (depreciation) on investments ($290,949 of change in unrealized appreciation (depreciation) from affiliates)	327,021

NET REALIZED AND UNREALIZED GAIN (LOSS)	369,604

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$343,872

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(25,732)	$147,194
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	42,583	274,177
Net change in unrealized appreciation (depreciation) on investments	327,021	(267,993)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	343,872	153,378

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(203,825)
Distributions from net realized capital gains
Class B	—	(37,127)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(240,952)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 316,702 and 1,316,745 shares, respectively ]	3,216,175	13,348,231
Capital shares issued in reinvestment of dividends and distributions [ 0 and 23,916 shares, respectively ]	—	240,952
Capital shares repurchased [ (531,555) and (487,217) shares, respectively ]	(5,544,711)	(4,962,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,328,536)	8,626,966

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,984,664)	8,539,392
NET ASSETS:
Beginning of period	14,324,514	5,785,122

End of period (a)	$12,339,850	$14,324,514

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(7,515)	$18,217

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$10.01	$10.02	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.14	0.08
Net realized and unrealized gain (loss) on investments	0.16	0.03	0.06

Total from investment operations	0.14	0.17	0.14

Less distributions:
Dividends from net investment income	—	(0.15)	(0.10)
Distributions from net realized gains	—	(0.03)	(0.02)

Total dividends and distributions	—	(0.18)	(0.12)

Net asset value, end of period	$10.15	$10.01	$10.02

Total return (b)	1.40%	1.64%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,340	$14,325	$5,785
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.66%**	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.10%	3.03%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.36)%	1.36%	4.90	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.80)%	(1.02)%	1.99	%(l)
Portfolio turnover rate (z)^	25%	55%	10%
*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Alternatives	25.2%
Equity	59.4
Fixed Income	15.4

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/International Equity Index Portfolio	7.6%
JPMorgan Prime Money Market Fund, Institutional Class Shares	7.1
EQ/Capital Guardian Research Portfolio	6.1
Multimanager Mid Cap Value Portfolio	4.7
EQ/MFS International Growth Portfolio	4.5
EQ/Morgan Stanley Mid Cap Growth Portfolio	4.4
EQ/GAMCO Small Company Value Portfolio	3.2
EQ/Real Estate PLUS Portfolio	3.2
AXA/AB Small Cap Growth Portfolio	3.1
EQ/BlackRock Basic Value Equity Portfolio	3.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$1,016.10	$3.28
Hypothetical (5% average return before expenses)	1,000.00	1,021.54	3.29

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.66%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	11,425	$120,876
AXA Natural Resources Portfolio‡	21,623	177,828
AXA SmartBeta Equity Portfolio‡	13,131	142,222
AXA/AB Small Cap Growth Portfolio‡	13,933	296,568
AXA/Lord Abbett Micro Cap Portfolio*‡	11,596	135,959
BlackRock Global Long/Short Credit Fund, Institutional Class	5,517	57,878
Eaton Vance Floating-Rate Fund, Institutional Class	2,531	22,600
EQ/BlackRock Basic Value Equity Portfolio‡	13,356	296,098
EQ/Capital Guardian Research Portfolio‡	26,453	579,355
EQ/Convertible Securities Portfolio‡	23,773	258,052
EQ/Emerging Markets Equity PLUS Portfolio‡	31,718	289,220
EQ/Energy ETF Portfolio‡	23,323	185,960
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	5,579	74,557
EQ/GAMCO Small Company Value Portfolio‡	5,371	304,908
EQ/Global Bond PLUS Portfolio‡	9,592	86,629
EQ/High Yield Bond Portfolio‡	6,053	61,497
EQ/Intermediate Government Bond Portfolio‡	8,653	89,738
EQ/International Equity Index Portfolio‡	77,160	717,527
EQ/Invesco Comstock Portfolio‡	19,208	290,528
EQ/Low Volatility Global ETF Portfolio‡	13,398	141,071
EQ/MFS International Growth Portfolio‡	60,785	427,400
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	23,014	421,559
EQ/PIMCO Global Real Return Portfolio‡	7,696	74,031
EQ/PIMCO Ultra Short Bond Portfolio‡	9,462	93,275
EQ/Real Estate PLUS Portfolio‡	30,162	304,768
EQ/T. Rowe Price Growth Stock Portfolio*‡	7,422	290,112
EQ/Wells Fargo Omega Growth Portfolio*‡	23,928	283,138
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	4,218	30,114
Franklin K2 Alternative Strategies Fund, Advisor Class	5,314	58,661
iShares® Floating Rate Bond ETF	1,350	68,364
iShares® Global Infrastructure ETF	5,770	234,435
iShares® International Treasury Bond ETF	100	8,979
iShares® JP Morgan USD Emerging Markets Bond ETF	690	75,845
iShares® Micro-Cap ETF	280	22,828
iShares® MSCI EAFE Small-Cap ETF	1,370	69,897

iShares® U.S. Oil & Gas Exploration & Production ETF	2,730	192,847
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	7,399	141,104
Multimanager Core Bond Portfolio‡	9,185	90,469
Multimanager Mid Cap Value Portfolio‡	30,529	444,884
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,946	18,161
PowerShares DB Base Metals Fund*	3,510	50,509
PowerShares DB Commodity Index Tracking Fund*	7,560	136,080
PowerShares DB G10 Currency Harvest Fund*	6,915	162,503
PowerShares DB Gold Fund*	4,770	184,122
PowerShares DB Silver Fund*	1,180	29,561
PowerShares S&P 500 BuyWrite Portfolio	6,620	139,153
SPDR® Barclays Short Term High Yield Bond ETF	1,110	32,090
Templeton Emerging Markets Small Cap Fund, Advisor Class	11,358	146,628
Templeton Global Smaller Companies Fund, Advisor Class	23,008	207,073
Vanguard Short-Term Inflation-Protected Securities ETF	230	11,196
Vanguard Total International Bond ETF	1,020	53,417

Total Investment Companies (99.3%) (Cost $8,909,419)		8,832,274

SHORT-TERM INVESTMENT:
Investment Company (7.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	671,614	671,614

Total Short-Term Investments (7.5%) (Cost $671,614)		671,614

Total Investments (106.8%) (Cost $9,581,033)		9,503,888
Other Assets Less Liabilities (-6.8%)		(601,961)

Net Assets (100%)		$8,901,927

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$149,112	$63,132	$24,130	$177,828	$—	$822
AXA SmartBeta Equity Portfolio	125,074	46,035	29,854	142,222	—	397
AXA/AB Small Cap Growth Portfolio (b)	247,997	92,069	59,605	296,568	—	(103)
AXA/Lord Abbett Micro Cap Portfolio	105,901	35,937	14,871	135,959	—	679
EQ/BlackRock Basic Value Equity Portfolio	237,410	92,069	39,528	296,098	—	973
EQ/Capital Guardian Research Portfolio	468,397	179,796	89,725	579,355	—	4,110
EQ/Convertible Securities Portfolio	209,893	80,561	35,397	258,052	—	42
EQ/Emerging Markets Equity PLUS Portfolio	219,868	107,070	40,417	289,220	—	85
EQ/Energy ETF Portfolio	145,632	70,132	24,959	185,960	—	(7)
EQ/GAMCO Mergers and Acquisitions Portfolio	58,913	25,950	11,937	74,557	—	(4)
EQ/GAMCO Small Company Value Portfolio	248,155	92,070	40,468	304,908	—	34
EQ/Global Bond PLUS Portfolio	72,074	28,772	12,652	86,629	—	4
EQ/High Yield Bond Portfolio	50,336	17,263	7,610	61,497	—	(16)
EQ/Intermediate Government Bond Portfolio	73,107	28,772	12,621	89,738	—	36
EQ/International Equity Index Portfolio	554,989	240,584	108,140	717,527	—	(247)
EQ/Invesco Comstock Portfolio	237,616	92,070	39,833	290,528	—	669
EQ/Low Volatility Global ETF Portfolio	123,866	46,035	29,768	141,071	—	483
EQ/MFS International Growth Portfolio	334,593	132,350	58,261	427,400	—	(39)
EQ/Morgan Stanley Mid Cap Growth Portfolio	355,179	132,350	73,031	421,559	—	191
EQ/PIMCO Global Real Return Portfolio	61,249	23,017	10,121	74,031	—	4
EQ/PIMCO Ultra Short Bond Portfolio	69,604	36,272	12,657	93,275	—	— #
EQ/Real Estate PLUS Portfolio	276,259	102,167	65,748	304,768	—	455
EQ/T. Rowe Price Growth Stock Portfolio	237,634	92,070	52,375	290,112	—	3,127
EQ/Wells Fargo Omega Growth Portfolio	239,083	92,070	55,985	283,138	—	17
Multimanager Core Bond Portfolio	74,049	29,525	12,645	90,469	753	12
Multimanager Mid Cap Value Portfolio	360,235	132,350	57,051	444,884	—	1,170

	$5,336,225	$2,110,488	$1,019,389	$6,557,353	$753	$12,894

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,471,826	$—	$—	$1,471,826
Investment Companies	803,095	6,557,353	—	7,360,448
Short-Term Investments	671,614	—	—	671,614

Total Assets	$2,946,535	$6,557,353	$—	$9,503,888

Total Liabilities	$—	$—	$—	$—

Total	$2,946,535	$6,557,353	$—	$9,503,888

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,818,243
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,305,198

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$257,927
Aggregate gross unrealized depreciation	(317,416)

Net unrealized depreciation	$(59,489)

Federal income tax cost of investments	$9,563,377

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $6,535,780)	$6,557,353
Unaffiliated Issuers (Cost $3,045,253)	2,946,535
Cash	9,676
Receivable from investment manager	13,975
Dividends, interest and other receivables	1,159
Other assets	74

Total assets	9,528,772

LIABILITIES
Payable for securities purchased	571,947
Distribution fees payable – Class B	1,692
Payable to Separate Accounts for Trust shares redeemed	189
Trustees’ fees payable	165
Accrued expenses	52,852

Total liabilities	626,845

NET ASSETS	$8,901,927

Net assets were comprised of:
Paid in capital	$8,856,387
Accumulated undistributed net investment income (loss)	(3,834)
Accumulated undistributed net realized gain (loss) on investments	126,519
Net unrealized appreciation (depreciation) on investments	(77,145)

Net assets	$8,901,927

Class B
Net asset value, offering and redemption price per share, $8,901,927 / 882,226 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($753 of dividend income received from affiliates)	$9,350
Interest	23

Total income	9,373

EXPENSES
Custodian fees	75,276
Professional fees	26,472
Distribution fees – Class B	9,420
Administrative fees	5,653
Investment management fees	5,652
Printing and mailing expenses	506
Tax expense	222
Trustees’ fees	122
Miscellaneous	303

Gross expenses	123,626
Less: Waiver from investment manager	(11,305)
Reimbursement from investment manager	(87,605)

Net expenses	24,716

NET INVESTMENT INCOME (LOSS)	(15,343)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($12,894 of realized gain (loss) from affiliates)	9,707
Net distributions of realized gain received from Underlying Portfolios	1,324

Net realized gain (loss)	11,031

Net change in unrealized appreciation (depreciation) on investments ($130,029 of change in unrealized appreciation (depreciation) from affiliates)	125,760

NET REALIZED AND UNREALIZED GAIN (LOSS)	136,791

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$121,448

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(15,343)	$69,055
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	11,031	147,290
Net change in unrealized appreciation (depreciation) on investments	125,760	(191,398)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	121,448	24,947

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(103,539)
Distributions from net realized capital gains
Class B	—	(9,181)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(112,720)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 282,621 and 338,027 shares, respectively ]	2,880,498	3,437,332
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,292 shares, respectively ]	—	112,720
Capital shares repurchased [ (123,972) and (47,172) shares, respectively ]	(1,287,394)	(478,962)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,593,104	3,071,090

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,714,552	2,983,317
NET ASSETS:
Beginning of period	7,187,375	4,204,058

End of period (a)	$8,901,927	$7,187,375

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,834)	$11,509

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.93	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.18	(0.01)	0.10

Total from investment operations	0.16	0.11	0.19

Less distributions:
Dividends from net investment income	—	(0.15)	(0.14)
Distributions from net realized gains	—	(0.01)	(0.07)

Total dividends and distributions	—	(0.16)	(0.21)

Net asset value, end of period	$10.09	$9.93	$9.98

Total return (b)	1.61%	1.08%	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,902	$7,187	$4,204
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.66%**	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.28%	4.93%	3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.41)%	1.18%	5.07	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.03)%	(3.10)%	1.92	%(l)
Portfolio turnover rate (z)^	17%	21%	10%
*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM EQUITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies) As of June 30, 2015
Equity	97.1%
Alternatives	2.4
Fixed Income	0.5

Top 10 Holdings (as a percentage of Total Investment Companies) As of June 30, 2015
EQ/International Equity Index Portfolio	12.2%
EQ/Capital Guardian Research Portfolio	10.2
Multimanager Mid Cap Value Portfolio	7.5
EQ/MFS International Growth Portfolio	7.4
EQ/Morgan Stanley Mid Cap Growth Portfolio	7.4
AXA/AB Small Cap Growth Portfolio	5.2
EQ/T. Rowe Price Growth Stock Portfolio	5.2
EQ/GAMCO Small Company Value Portfolio	5.1
EQ/BlackRock Basic Value Equity Portfolio	5.1
EQ/Wells Fargo Omega Growth Portfolio	5.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$1,035.50	$3.28
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	13,816	$149,639
AXA/AB Small Cap Growth Portfolio‡	14,459	307,757
AXA/Lord Abbett Micro Cap Portfolio*‡	11,715	137,352
EQ/BlackRock Basic Value Equity Portfolio‡	13,558	300,577
EQ/Capital Guardian Research Portfolio‡	27,365	599,329
EQ/Emerging Markets Equity PLUS Portfolio‡	30,750	280,399
EQ/GAMCO Small Company Value Portfolio‡	5,298	300,798
EQ/International Equity Index Portfolio‡	77,429	720,027
EQ/Invesco Comstock Portfolio‡	18,892	285,742
EQ/Low Volatility Global ETF Portfolio‡	14,017	147,593
EQ/MFS International Growth Portfolio‡	62,255	437,734
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	23,661	433,408
EQ/T. Rowe Price Growth Stock Portfolio*‡	7,790	304,484
EQ/Wells Fargo Omega Growth Portfolio*‡	24,833	293,850
iShares® Micro-Cap ETF	310	25,274
iShares® MSCI EAFE Small-Cap ETF	800	40,816
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	7,029	134,046
Multimanager Mid Cap Value Portfolio‡	30,499	444,437
PowerShares S&P 500 BuyWrite Portfolio	6,650	139,783
Templeton Emerging Markets Small Cap Fund, Advisor Class	10,936	141,184
Templeton Global Smaller Companies Fund, Advisor Class	26,309	236,778

Total Investment Companies (99.7%) (Cost $5,680,649)		5,861,007

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	32,128	32,128

Total Short-Term Investments (0.5%) (Cost $32,128)		32,128

Total Investments (100.2%) (Cost $5,712,777)		5,893,135
Other Assets Less Liabilities (-0.2%)		(14,546)

Net Assets (100%)		$5,878,589

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta Equity Portfolio	$141,433	$8,963	$2,413	$149,639	$—	$— #
AXA/AB Small Cap Growth Portfolio (a)	275,174	18,823	5,074	307,757	—	(6)
AXA/Lord Abbett Micro Cap Portfolio	121,088	7,171	1,919	137,352	—	12
EQ/BlackRock Basic Value Equity Portfolio	278,064	18,823	5,045	300,577	—	23
EQ/Capital Guardian Research Portfolio	541,600	37,646	10,073	599,329	—	63
EQ/Emerging Markets Equity PLUS Portfolio	265,255	18,823	5,063	280,399	—	5
EQ/GAMCO Small Company Value Portfolio	280,890	18,823	5,074	300,798	—	(7)
EQ/International Equity Index Portfolio	651,096	46,704	13,248	720,027	—	(72)
EQ/Invesco Comstock Portfolio	270,014	18,823	5,060	285,742	—	8
EQ/Low Volatility Global ETF Portfolio	139,599	8,963	2,412	147,593	—	1
EQ/MFS International Growth Portfolio	394,186	28,683	7,762	437,734	—	(40)
EQ/Morgan Stanley Mid Cap Growth Portfolio	405,594	27,786	7,493	433,408	—	(12)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/T. Rowe Price Growth Stock Portfolio	$271,875	$18,823	$5,027	$304,484	$—	$40
EQ/Wells Fargo Omega Growth Portfolio	270,538	18,823	5,080	293,850	—	(12)
Multimanager Mid Cap Value Portfolio	411,668	27,787	7,477	444,437	—	3

	$4,718,074	$325,464	$88,220	$5,143,126	$—	$6

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$205,873	$—	$—	$205,873
Investment Companies	512,008	5,143,126	—	5,655,134
Short-Term Investments	32,128	—	—	32,128

Total Assets	$750,009	$5,143,126	$—	$5,893,135

Total Liabilities	$—	$—	$—	$—

Total	$750,009	$5,143,126	$—	$5,893,135

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$371,360
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$96,528

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,741
Aggregate gross unrealized depreciation	(139,316)

Net unrealized appreciation	$180,425

Federal income tax cost of investments	$5,712,710

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,992,802)	$5,143,126
Unaffiliated Issuers (Cost $719,975)	750,009
Cash	9,670
Receivable from Separate Accounts for Trust shares sold	17,319
Receivable from investment manager	9,578
Dividends, interest and other receivables	484
Receivable for securities sold	189
Other assets	53

Total assets	5,930,428

LIABILITIES
Distribution fees payable – Class B	1,222
Trustees’ fees payable	121
Payable to Separate Accounts for Trust shares redeemed	32
Accrued expenses	50,464

Total liabilities	51,839

NET ASSETS	$5,878,589

Net assets were comprised of:
Paid in capital	$5,609,438
Accumulated undistributed net investment income (loss)	(13,871)
Accumulated undistributed net realized gain (loss) on investments	102,664
Net unrealized appreciation (depreciation) on investments	180,358

Net assets	$5,878,589

Class B
Net asset value, offering and redemption price per share, $5,878,589 / 559,386 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.51

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$1,451
Interest	19

Total income	1,470

EXPENSES
Custodian fees	42,747
Professional fees	26,450
Distribution fees – Class B	7,117
Administrative fees	4,270
Investment management fees	4,270
Printing and mailing expenses	382
Trustees’ fees	91
Miscellaneous	295

Gross expenses	85,622
Less: Waiver from investment manager	(8,540)
Reimbursement from investment manager	(58,575)

Net expenses	18,507

NET INVESTMENT INCOME (LOSS)	(17,037)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($6 of realized gain (loss) from affiliates)	11
Net distributions of realized gain received from Underlying Portfolios	1,330

Net realized gain (loss)	1,341

Net change in unrealized appreciation (depreciation) on investments ($187,808 of change in unrealized appreciation (depreciation) from affiliates)	208,677

NET REALIZED AND UNREALIZED GAIN (LOSS)	210,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$192,981

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(17,037)	$30,432
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	1,341	142,853
Net change in unrealized appreciation (depreciation) on investments	208,677	(59,337)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	192,981	113,948

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(58,631)
Distributions from net realized capital gains
Class B	—	(66,937)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(125,568)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 32,285 and 134,351 shares, respectively ]	335,270	1,376,720
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,141 shares, respectively ]	—	125,568
Capital shares repurchased [ (2,858) and (27,552) shares, respectively ]	(30,134)	(289,026)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	305,136	1,213,262

TOTAL INCREASE (DECREASE) IN NET ASSETS	498,117	1,201,642
NET ASSETS:
Beginning of period	5,380,472	4,178,830

End of period (a)	$5,878,589	$5,380,472

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(13,871)	$3,166

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$10.15	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.39	0.16	0.26

Total from investment operations	0.36	0.23	0.35

Less distributions:
Dividends from net investment income	—	(0.11)	(0.15)
Distributions from net realized gains	—	(0.14)	(0.03)

Total dividends and distributions	—	(0.25)	(0.18)

Net asset value, end of period	$10.51	$10.15	$10.17

Total return (b)	3.55%	2.24%	3.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,879	$5,380	$4,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.01%	4.64%	3.81%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%	0.65%	5.32	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.96)%	(3.34)%	2.17	%(l)
Portfolio turnover rate (z)^	2%	25%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies) As of June 30, 2015
Fixed Income	75.2%
Equity	20.0
Alternatives	4.8

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
iShares® JP Morgan USD Emerging Markets Bond ETF	18.6%
iShares® Global ex USD High Yield Corporate Bond ETF	15.4
EQ/Global Bond PLUS Portfolio	12.8
EQ/PIMCO Global Real Return Portfolio	8.5
SPDR® DB International Government Inflation-Protected Bond ETF	8.3
EQ/International Equity Index Portfolio	4.3
iShares® International Select Dividend ETF	3.7
Vanguard Total International Bond ETF	3.5
PowerShares Global Short Term High Yield Bond Portfolio	2.9
EQ/Real Estate PLUS Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$984.10	$3.20
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	5,388	$58,354
EQ/Emerging Markets Equity PLUS Portfolio‡	8,062	73,515
EQ/Global Bond PLUS Portfolio‡	62,500	564,434
EQ/International Equity Index Portfolio‡	20,226	188,088
EQ/Low Volatility Global ETF Portfolio‡	5,403	56,888
EQ/MFS International Growth Portfolio‡	15,747	110,719
EQ/PIMCO Global Real Return Portfolio‡	38,841	373,627
EQ/Real Estate PLUS Portfolio‡	12,230	123,580
iShares® Emerging Markets Infrastructure ETF	190	6,329
iShares® Global ex USD High Yield Corporate Bond ETF	14,430	678,354
iShares® Global Infrastructure ETF	1,010	41,036
iShares® International Select Dividend ETF	5,020	162,297
iShares® International Treasury Bond ETF	280	25,141
iShares® JP Morgan USD Emerging Markets Bond ETF	7,430	816,707
iShares® MSCI EAFE Small-Cap ETF	820	41,836
iShares® MSCI Frontier 100 ETF	170	4,976
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	2,822	53,821
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,228	95,423
PowerShares DB G10 Currency Harvest Fund*	1,800	42,300
PowerShares Global Short Term High Yield Bond Portfolio	5,380	126,161
SPDR® DB International Government Inflation-Protected Bond ETF	6,680	366,799
SPDR® S&P Emerging Markets SmallCap ETF	320	14,413
Templeton Emerging Markets Small Cap Fund, Advisor Class	3,186	41,125
Templeton Global Smaller Companies Fund, Advisor Class	8,074	72,669
Vanguard Short-Term Inflation-Protected Securities ETF	1,540	74,967
Vanguard Total International Bond ETF	2,950	154,492

Total Investment Companies (100.1%) (Cost $4,672,421)		4,368,051

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	32,824	32,824

Total Short-Term Investments (0.8%) (Cost $32,824)		32,824

Total Investments (100.9%) (Cost $4,705,245)		4,400,875
Other Assets Less Liabilities (-0.9%)		(40,331)

Net Assets (100%)		$4,360,544

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta Equity Portfolio	$57,522	$1,788	$1,649	$58,354	$—	$3
EQ/Emerging Markets Equity PLUS Portfolio	72,802	2,481	2,281	73,515	—	2
EQ/Global Bond PLUS Portfolio	575,942	18,922	17,228	564,434	—	(20)
EQ/International Equity Index Portfolio	186,588	5,952	14,355	188,088	—	116
EQ/Low Volatility Global ETF Portfolio	56,114	1,736	1,585	56,888	—	9
EQ/MFS International Growth Portfolio	104,491	3,567	3,282	110,719	—	(14)
EQ/PIMCO Global Real Return Portfolio	394,103	11,754	30,845	373,627	—	(42)
EQ/Real Estate PLUS Portfolio	135,460	4,312	11,804	123,580	—	152

	$1,583,022	$50,512	$83,029	$1,549,205	$—	$206

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,555,808	$—	$—	$2,555,808
Investment Companies	263,038	1,549,205	—	1,812,243
Short-Term Investments	32,824	—	—	32,824

Total Assets	$2,851,670	$1,549,205	$—	$4,400,875

Total Liabilities	$—	$—	$—	$—

Total	$2,851,670	$1,549,205	$—	$4,400,875

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$454,004
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$387,232

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,275
Aggregate gross unrealized depreciation	(319,697)

Net unrealized depreciation	$(300,422)

Federal income tax cost of investments	$4,701,297

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,606,858)	$1,549,205
Unaffiliated Issuers (Cost $3,098,387)	2,851,670
Cash	8,000
Receivable from investment manager	7,000
Dividends, interest and other receivables	841
Receivable for securities sold	34
Other assets	41

Total assets	4,416,791

LIABILITIES
Distribution fees payable – Class B	902
Payable for securities purchased	160
Trustees’ fees payable	108
Payable to Separate Accounts for Trust shares redeemed	17
Accrued expenses	55,060

Total liabilities	56,247

NET ASSETS	$4,360,544

Net assets were comprised of:
Paid in capital	$4,663,044
Accumulated undistributed net investment income (loss)	24,225
Accumulated undistributed net realized gain (loss) on investments	(22,355)
Net unrealized appreciation (depreciation) on investments	(304,370)

Net assets	$4,360,544

Class B
Net asset value, offering and redemption price per share, $4,360,544 / 470,640 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.27

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$33,430
Interest	15

Total income	33,445

EXPENSES
Custodian fees	28,939
Professional fees	26,434
Distribution fees – Class B	5,443
Investment management fees	3,266
Administrative fees	3,264
Printing and mailing expenses	296
Trustees’ fees	73
Miscellaneous	290

Gross expenses	68,005
Less: Waiver from investment manager	(6,530)
Reimbursement from investment manager	(47,324)

Net expenses	14,151

NET INVESTMENT INCOME (LOSS)	19,294

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($206 of realized gain (loss) from affiliates)	(26,035)
Net change in unrealized appreciation (depreciation) on investments ($(1,300) of change in unrealized appreciation (depreciation) from affiliates)	(64,443)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(90,478)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,184)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,294	$110,908
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(26,035)	22,141
Net change in unrealized appreciation (depreciation) on investments	(64,443)	(166,087)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(71,184)	(33,038)

DIVIDENDS:
Dividends from net investment income
Class B	—	(132,137)

TOTAL DIVIDENDS:	—	(132,137)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 10,580 and 52,782 shares, respectively ]	99,865	531,203
Capital shares issued in reinvestment of dividends [ 0 and 14,004 shares, respectively ]	—	132,137
Capital shares repurchased [ (4,994) and (9,871) shares, respectively ]	(47,265)	(97,886)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	52,600	565,454

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,584)	400,279
NET ASSETS:
Beginning of period	4,379,128	3,978,849

End of period (a)	$4,360,544	$4,379,128

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$24,225	$4,931

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.42	$9.75	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04	0.26	0.08
Net realized and unrealized gain (loss) on investments	(0.19)	(0.30)	(0.17)

Total from investment operations	(0.15)	(0.04)	(0.09)

Less distributions:
Dividends from net investment income	—	(0.29)	(0.11)
Distributions from net realized gains	—	—	(0.02)
Return of capital	—	—	(0.03)

Total dividends and distributions	—	(0.29)	(0.16)

Net asset value, end of period	$9.27	$9.42	$9.75

Total return (b)	(1.59)%	(0.38)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,361	$4,379	$3,979
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.12%	4.49%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.89%	2.60%	4.94	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.59)%	(1.24)%	1.71	%(l)
Portfolio turnover rate (z)^	9%	9%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	55.6%
Equity	34.7
Alternatives	9.7

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
iShares® JP Morgan USD Emerging Markets Bond ETF	13.5%
iShares® Global ex USD High Yield Corporate Bond ETF	11.4
EQ/Global Bond PLUS Portfolio	9.3
EQ/International Equity Index Portfolio	7.5
iShares® International Select Dividend ETF	6.7
SPDR® DB International Government Inflation-Protected Bond ETF	6.4
EQ/PIMCO Global Real Return Portfolio	6.0
EQ/Real Estate PLUS Portfolio	5.7
EQ/MFS International Growth Portfolio	4.3
EQ/Emerging Markets Equity PLUS Portfolio	2.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$990.50	$3.21
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	10,555	$114,322
EQ/Emerging Markets Equity PLUS Portfolio‡	15,551	141,806
EQ/Global Bond PLUS Portfolio‡	50,861	459,323
EQ/International Equity Index Portfolio‡	39,541	367,697
EQ/Low Volatility Global ETF Portfolio‡	10,673	112,375
EQ/MFS International Growth Portfolio‡	30,052	211,304
EQ/PIMCO Global Real Return Portfolio‡	30,593	294,286
EQ/Real Estate PLUS Portfolio‡	27,693	279,817
iShares® Emerging Markets Infrastructure ETF	580	19,320
iShares® Global ex USD High Yield Corporate Bond ETF	11,870	558,009
iShares® Global Infrastructure ETF	2,100	85,323
iShares® International Select Dividend ETF	10,130	327,503
iShares® International Treasury Bond ETF	250	22,448
iShares® JP Morgan USD Emerging Markets Bond ETF	6,060	666,115
iShares® MSCI EAFE Small-Cap ETF	2,410	122,958
iShares® MSCI Frontier 100 ETF	220	6,439
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	5,550	105,838
PIMCO Foreign Bond Fund Unhedged, Institutional Class	9,250	86,307
PowerShares DB G10 Currency Harvest Fund*	3,840	90,240
PowerShares Global Short Term High Yield Bond Portfolio	4,230	99,194

SPDR® DB International Government Inflation-Protected Bond ETF	5,730	314,634
SPDR® S&P Emerging Markets SmallCap ETF	1,080	48,643
Templeton Emerging Markets Small Cap Fund, Advisor Class	5,576	71,989
Templeton Global Smaller Companies Fund, Advisor Class	8,494	76,448
Vanguard Short-Term Inflation-Protected Securities ETF	1,340	65,231
Vanguard Total International Bond ETF	2,660	139,304

Total Investment Companies (100.2%) (Cost $5,175,520)		4,886,873

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	27,949	27,949

Total Short-Term Investments (0.6%) (Cost $27,949)		27,949

Total Investments (100.8%) (Cost $5,203,469)		4,914,822
Other Assets Less Liabilities (-0.8%)		(40,502)

Net Assets (100%)		$4,874,320

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta Equity Portfolio	$110,557	$6,991	$4,603	$114,322	$—	$50
EQ/Emerging Markets Equity PLUS Portfolio	137,573	9,283	6,143	141,806	—	5
EQ/Global Bond PLUS Portfolio	442,031	47,858	19,977	459,323	—	(22)
EQ/International Equity Index Portfolio	347,955	23,266	22,944	367,697	—	12
EQ/Low Volatility Global ETF Portfolio	108,763	6,991	4,620	112,375	—	34
EQ/MFS International Growth Portfolio	206,865	13,219	20,624	211,304	—	186
EQ/PIMCO Global Real Return Portfolio	303,169	18,831	26,391	294,286	—	(16)
EQ/Real Estate PLUS Portfolio	301,348	18,682	30,679	279,817	—	789

	$1,958,261	$145,121	$135,981	$1,980,930	$—	$1,038

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,565,361	$—	$—	$2,565,361
Investment Companies	340,582	1,980,930	—	2,321,512
Short-Term Investments	27,949	—	—	27,949

Total Assets	$2,933,892	$1,980,930	$—	$4,914,822

Total Liabilities	$—	$—	$—	$—

Total	$2,933,892	$1,980,930	$—	$4,914,822

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$626,605
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$446,940

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,580
Aggregate gross unrealized depreciation	(316,986)

Net unrealized depreciation	$(282,406)

Federal income tax cost of investments	$5,197,228

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,043,102)	$1,980,930
Unaffiliated Issuers (Cost $3,160,367)	2,933,892
Cash	10,000
Receivable from investment manager	7,823
Dividends, interest and other receivables	2,003
Receivable from Separate Accounts for Trust shares sold	146
Other assets	46

Total assets	4,934,840

LIABILITIES
Payable for securities purchased	9,131
Distribution fees payable – Class B	1,014
Trustees’ fees payable	117
Payable to Separate Accounts for Trust shares redeemed	20
Accrued expenses	50,238

Total liabilities	60,520

NET ASSETS	$4,874,320

Net assets were comprised of:
Paid in capital	$5,148,627
Accumulated undistributed net investment income (loss)	25,071
Accumulated undistributed net realized gain (loss) on investments	(10,731)
Net unrealized appreciation (depreciation) on investments	(288,647)

Net assets	$4,874,320

Class B
Net asset value, offering and redemption price per share, $4,874,320 / 520,061 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.37

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$34,005
Interest	19

Total income	34,024

EXPENSES
Custodian fees	30,865
Professional fees	26,440
Distribution fees – Class B	6,127
Administrative fees	3,676
Investment management fees	3,676
Printing and mailing expenses	333
Trustees’ fees	80
Miscellaneous	294

Gross expenses	71,491
Less: Waiver from investment manager	(7,352)
Reimbursement from investment manager	(48,210)

Net expenses	15,929

NET INVESTMENT INCOME (LOSS)	18,095

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($1,038 of realized gain (loss) from affiliates)	(20,309)
Net change in unrealized appreciation (depreciation) on investments ($13,529 of change in unrealized appreciation (depreciation) from affiliates)	(40,037)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(60,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(42,251)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,095	$115,247
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(20,309)	28,246
Net change in unrealized appreciation (depreciation) on investments	(40,037)	(184,005)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(42,251)	(40,512)

DIVIDENDS:
Dividends from net investment income
Class B	—	(137,216)

TOTAL DIVIDENDS:	—	(137,216)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 30,059 and 98,292 shares, respectively ]	284,422	984,756
Capital shares issued in reinvestment of dividends [ 0 and 14,464 shares, respectively ]	—	137,216
Capital shares repurchased [ (14,419) and (14,640) shares, respectively ]	(138,088)	(144,667)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	146,334	977,305

TOTAL INCREASE (DECREASE) IN NET ASSETS	104,083	799,577
NET ASSETS:
Beginning of period	4,770,237	3,970,660

End of period (a)	$4,874,320	$4,770,237

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$25,071	$6,976

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.46	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03	0.26	0.09
Net realized and unrealized gain (loss) on investments	(0.12)	(0.29)	(0.17)

Total from investment operations	(0.09)	(0.03)	(0.08)

Less distributions:
Dividends from net investment income	—	(0.28)	(0.11)
Distributions from net realized gains	—	—	(0.01)
Return of capital	—	—	(0.03)

Total dividends and distributions	—	(0.28)	(0.15)

Net asset value, end of period	$9.37	$9.46	$9.77

Total return (b)	(0.95)%	(0.29)%	(0.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,874	$4,770	$3,971
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.92%	4.19%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.74%	2.59%	5.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.53)%	(0.95)%	1.91	%(l)
Portfolio turnover rate (z)^	9%	12%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	54.5%
Fixed Income	26.0
Alternatives	19.5

Top 10 Holdings (as a percentage of Total Investment Companies) As of June 30, 2015
EQ/Real Estate PLUS Portfolio	11.6%
EQ/International Equity Index Portfolio	11.6
iShares® International Select Dividend ETF	10.4
EQ/MFS International Growth Portfolio	7.1
iShares® JP Morgan USD Emerging Markets Bond ETF	6.0
iShares® MSCI EAFE Small-Cap ETF	5.0
iShares® Global ex USD High Yield Corporate Bond ETF	5.0
EQ/Global Bond PLUS Portfolio	4.6
EQ/Emerging Markets Equity PLUS Portfolio	4.5
PowerShares DB G10 Currency Harvest Fund	3.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$1,001.10	$3.23
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	14,865	$160,999
EQ/Emerging Markets Equity PLUS Portfolio‡	23,396	213,334
EQ/Global Bond PLUS Portfolio‡	24,164	218,226
EQ/International Equity Index Portfolio‡	58,596	544,896
EQ/Low Volatility Global ETF Portfolio‡	15,966	168,111
EQ/MFS International Growth Portfolio‡	47,766	335,857
EQ/PIMCO Global Real Return Portfolio‡	13,930	133,996
EQ/Real Estate PLUS Portfolio‡	54,314	548,809
iShares® Emerging Markets Infrastructure ETF	1,040	34,642
iShares® Global ex USD High Yield Corporate Bond ETF	5,030	236,460
iShares® Global Infrastructure ETF	3,710	150,737
iShares® International Select Dividend ETF	15,140	489,476
iShares® International Treasury Bond ETF	120	10,775
iShares® JP Morgan USD Emerging Markets Bond ETF	2,570	282,494
iShares® MSCI EAFE Small-Cap ETF	4,640	236,733
iShares® MSCI Frontier 100 ETF	740	21,660
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	7,440	141,879
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,075	28,690
PowerShares DB G10 Currency Harvest Fund*	7,870	184,945
PowerShares Global Short Term High Yield Bond Portfolio	2,500	58,625

SPDR® DB International Government Inflation-Protected Bond ETF	2,420	132,882
SPDR® S&P Emerging Markets SmallCap ETF	880	39,635
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,812	126,671
Templeton Global Smaller Companies Fund, Advisor Class	10,304	92,735
Vanguard Short-Term Inflation-Protected Securities ETF	410	19,959
Vanguard Total International Bond ETF	1,320	69,128

Total Investment Companies (99.9%) (Cost $4,913,824)		4,682,354

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	38,358	38,358

Total Short-Term Investments (0.8%) (Cost $38,358)		38,358

Total Investments (100.7%) (Cost $4,952,182)		4,720,712
Other Assets Less Liabilities (-0.7%)		(34,834)

Net Assets (100%)		$4,685,878

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta Equity Portfolio	$165,383	$6,441	$12,629	$160,999	$—	$211
EQ/Emerging Markets Equity PLUS Portfolio	194,217	21,633	3,587	213,334	—	4
EQ/Global Bond PLUS Portfolio	190,344	36,133	3,589	218,226	—	1
EQ/International Equity Index Portfolio	519,272	20,871	23,071	544,896	—	141
EQ/Low Volatility Global ETF Portfolio	162,818	6,297	2,769	168,111	—	10
EQ/MFS International Growth Portfolio	324,436	12,738	19,408	335,857	—	213
EQ/PIMCO Global Real Return Portfolio	131,933	4,985	2,197	133,996	—	3
EQ/Real Estate PLUS Portfolio	571,598	49,382	52,696	548,809	—	3,246

	$2,260,001	$158,480	$119,946	$2,324,228	$—	$3,829

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,968,151	$—	$—	$1,968,151
Investment Companies	389,975	2,324,228	—	2,714,203
Short-Term Investments	38,358	—	—	38,358

Total Assets	$2,396,484	$2,324,228	$—	$4,720,712

Total Liabilities	$—	$—	$—	$—

Total	$2,396,484	$2,324,228	$—	$4,720,712

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$381,368
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$247,878

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,418
Aggregate gross unrealized depreciation	(272,019)

Net unrealized depreciation	$(220,601)

Federal income tax cost of investments	$4,941,313

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,392,177)	$2,324,228
Unaffiliated Issuers (Cost $2,560,005)	2,396,484
Cash	8,000
Receivable from investment manager	7,271
Dividends, interest and other receivables	3,514
Receivable for securities sold	61
Other assets	42

Total assets	4,739,600

LIABILITIES
Distribution fees payable – Class B	978
Trustees’ fees payable	116
Payable for securities purchased	48
Payable to Separate Accounts for Trust shares redeemed	23
Accrued expenses	52,557

Total liabilities	53,722

NET ASSETS	$4,685,878

Net assets were comprised of:
Paid in capital	$4,883,417
Accumulated undistributed net investment income (loss)	22,093
Accumulated undistributed net realized gain (loss) on investments	11,838
Net unrealized appreciation (depreciation) on investments	(231,470)

Net assets	$4,685,878

Class B
Net asset value, offering and redemption price per share, $4,685,878 / 491,756 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.53

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$27,376
Interest	16

Total income	27,392

EXPENSES
Custodian fees	27,284
Professional fees	26,438
Distribution fees – Class B	5,843
Investment management fees	3,506
Administrative fees	3,506
Printing and mailing expenses	317
Trustees’ fees	76
Tax expense	29
Miscellaneous	293

Gross expenses	67,292
Less: Waiver from investment manager	(7,012)
Reimbursement from investment manager	(45,058)

Net expenses	15,222

NET INVESTMENT INCOME (LOSS)	12,170

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($3,829 of realized gain (loss) from affiliates)	(5,608)
Net change in unrealized appreciation (depreciation) on investments ($25,693 of change in unrealized appreciation (depreciation) from affiliates)	(7,113)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,721)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(551)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,170	$112,621
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(5,608)	36,139
Net change in unrealized appreciation (depreciation) on investments	(7,113)	(168,236)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(551)	(19,476)

DIVIDENDS:
Dividends from net investment income
Class B	—	(136,263)

TOTAL DIVIDENDS:	—	(136,263)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 14,386 and 80,760 shares, respectively ]	140,446	823,685
Capital shares issued in reinvestment of dividends [ 0 and 14,241 shares, respectively ]	—	136,263
Capital shares repurchased [ (1,359) and (22,283) shares, respectively ]	(13,254)	(222,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	127,192	737,946

TOTAL INCREASE (DECREASE) IN NET ASSETS	126,641	582,207
NET ASSETS:
Beginning of period	4,559,237	3,977,030

End of period (a)	$4,685,878	$4,559,237

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$22,093	$9,923

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.52	$9.80	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03	0.25	0.09
Net realized and unrealized gain (loss) on investments	(0.02)	(0.24)	(0.14)

Total from investment operations	0.01	0.01	(0.05)

Less distributions:
Dividends from net investment income	—	(0.29)	(0.11)
Distributions from net realized gains	—	—	(0.01)
Return of capital	—	—	(0.03)

Total dividends and distributions	—	(0.29)	(0.15)

Net asset value, end of period	$9.53	$9.52	$9.80

Total return (b)	0.11%	0.13%	(0.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,686	$4,559	$3,977
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.88%	4.22%	3.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.52%	2.51%	5.46	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.71)%	(1.05)%	2.22	%(l)
Portfolio turnover rate (z)^	5%	19%	12%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INCOME STRATEGIES PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	48.5%
Alternatives	26.9
Equity	24.6

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Boston Advisors Equity Income Portfolio	12.1%
Multimanager Core Bond Portfolio	8.9
iShares® Global Infrastructure ETF	8.0
iShares® U.S. Preferred Stock ETF	7.4
PowerShares S&P 500 BuyWrite Portfolio	5.9
EQ/Real Estate PLUS Portfolio	5.7
EQ/Core Bond Index Portfolio	5.3
iShares® International Select Dividend ETF	5.2
EQ/High Yield Bond Portfolio	5.0
iShares® iBoxx $ Investment Grade Corporate Bond ETF	4.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$992.90	$3.21
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	9,017	$74,156
BlackRock Global Long/Short Credit Fund, Institutional Class	11,636	122,057
Eaton Vance Floating-Rate Fund, Institutional Class	19,442	173,620
EQ/Boston Advisors Equity Income Portfolio‡	89,385	584,050
EQ/Core Bond Index Portfolio‡	25,377	254,683
EQ/Energy ETF Portfolio‡	8,530	68,015
EQ/Global Bond PLUS Portfolio‡	13,009	117,481
EQ/High Yield Bond Portfolio‡	23,934	243,145
EQ/PIMCO Global Real Return Portfolio‡	10,494	100,948
EQ/Quality Bond PLUS Portfolio‡	10,073	86,339
EQ/Real Estate PLUS Portfolio‡	27,434	277,203
iShares® Aaa – A Rated Corporate Bond ETF	2,300	116,196
iShares® Emerging Markets Infrastructure ETF	2,730	90,936
iShares® Floating Rate Bond ETF	1,440	72,922
iShares® Global ex USD High Yield Corporate Bond ETF	1,160	54,532
iShares® Global Infrastructure ETF	9,490	385,578
iShares® iBoxx $ Investment Grade Corporate Bond ETF	1,750	202,510
iShares® International Select Dividend ETF	7,800	252,174
iShares® JP Morgan USD Emerging Markets Bond ETF	1,090	119,813
iShares® U.S. Preferred Stock ETF	9,120	357,230
Multimanager Core Bond Portfolio‡	43,843	431,839
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,981	102,450
PowerShares Global Short Term High Yield Bond Portfolio	510	11,959
PowerShares S&P 500 BuyWrite Portfolio	13,560	285,031
SPDR® Barclays Short Term High Yield Bond ETF	1,560	45,100
SPDR® Nuveen S&P High Yield Municipal Bond ETF	2,280	126,380
Vanguard Short-Term Inflation-Protected Securities ETF	310	15,091
Vanguard Total International Bond ETF	400	20,948

Total Investment Companies (100.1%) (Cost $4,994,822)		4,792,386

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	54,470	54,470

Total Short-Term Investments (1.1%) (Cost $54,470)		54,470

Total Investments (101.2%) (Cost $5,049,292)		4,846,856
Other Assets Less Liabilities (-1.2%)		(59,181)

Net Assets (100%)		$4,787,675

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$98,097	$17,387	$36,498	$74,156	$—	$855
EQ/Boston Advisors Equity Income Portfolio	823,537	84,366	321,696	584,050	—	(984)
EQ/Core Bond Index Portfolio	341,388	38,573	127,670	254,683	—	883
EQ/Energy ETF Portfolio	94,809	20,987	45,599	68,015	—	1,269
EQ/Global Bond PLUS Portfolio	167,608	13,724	62,238	117,481	—	(1,115)
EQ/High Yield Bond Portfolio	321,008	28,762	117,172	243,145	—	(750)
EQ/PIMCO Global Real Return Portfolio	142,154	11,799	53,684	100,948	—	162
EQ/Quality Bond PLUS Portfolio	119,555	9,512	43,182	86,339	—	478
EQ/Real Estate PLUS Portfolio	433,360	32,747	183,468	277,203	—	3,973
Multimanager Core Bond Portfolio	600,583	54,001	222,042	431,839	4,880	621

	$3,142,099	$311,858	$1,213,249	$2,237,859	$4,880	$5,392

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,156,400	$—	$—	$2,156,400
Investment Companies	398,127	2,237,859	—	2,635,986
Short-Term Investments	54,470	—	—	54,470

Total Assets	$2,608,997	$2,237,859	$—	$4,846,856

Total Liabilities	$—	$—	$—	$—

Total	$2,608,997	$2,237,859	$—	$4,846,856

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$548,722
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,371,100

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,085
Aggregate gross unrealized depreciation	(220,704)

Net unrealized depreciation	$(200,619)

Federal income tax cost of investments	$5,047,475

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,365,968)	$2,237,859
Unaffiliated Issuers (Cost $2,683,324)	2,608,997
Cash	7,288
Receivable from investment manager	9,360
Dividends, interest and other receivables	1,905
Receivable for securities sold	518
Other assets	62

Total assets	4,865,989

LIABILITIES
Payable for securities purchased	25,444
Distribution fees payable – Class B	985
Trustees’ fees payable	147
Payable to Separate Accounts for Trust shares redeemed	87
Accrued expenses	51,651

Total liabilities	78,314

NET ASSETS	$4,787,675

Net assets were comprised of:
Paid in capital	$4,890,699
Accumulated undistributed net investment income (loss)	38,030
Accumulated undistributed net realized gain (loss) on investments	61,382
Net unrealized appreciation (depreciation) on investments	(202,436)

Net assets	$4,787,675

Class B
Net asset value, offering and redemption price per share, $4,787,675 / 488,508 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.80

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends ($4,880 of dividend income received from affiliates)	$46,920
Interest	19

Total income	46,939

EXPENSES
Custodian fees	37,630
Professional fees	26,457
Distribution fees – Class B	7,317
Investment management fees	4,390
Administrative fees	4,386
Printing and mailing expenses	417
Trustees’ fees	104
Miscellaneous	299

Gross expenses	81,000
Less: Waiver from investment manager	(8,776)
Reimbursement from investment manager	(53,198)

Net expenses	19,026

NET INVESTMENT INCOME (LOSS)	27,913

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($5,392 of realized gain (loss) from affiliates)	(2,880)
Net distributions of realized gain received from Underlying Portfolios	2,712

Net realized gain (loss)	(168)

Net change in unrealized appreciation (depreciation) on investments ($(2,849) of change in unrealized appreciation (depreciation) from affiliates)	(16,769)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,937)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,976

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,913	$157,225
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(168)	96,801
Net change in unrealized appreciation (depreciation) on investments	(16,769)	(74,802)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,976	179,224

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(191,780)
Distributions from net realized capital gains
Class B	—	(25,802)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(217,582)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 54,549 and 284,104 shares, respectively ]	543,792	2,892,625
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,884 shares, respectively ]	—	217,582
Capital shares repurchased [ (241,782) and (41,837) shares, respectively ]	(2,434,002)	(421,941)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,890,210)	2,688,266

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,879,234)	2,649,908
NET ASSETS:
Beginning of period	6,666,909	4,017,001

End of period (a)	$4,787,675	$6,666,909

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$38,030	$10,117

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.87	$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05	0.30	0.16
Net realized and unrealized gain (loss) on investments	(0.12)	0.15	(0.18)

Total from investment operations	(0.07)	0.45	(0.02)

Less distributions:
Dividends from net investment income	—	(0.30)	(0.19)
Distributions from net realized gains	—	(0.04)	(0.03)

Total dividends and distributions	—	(0.34)	(0.22)

Net asset value, end of period	$9.80	$9.87	$9.76

Total return (b)	(0.71)%	4.58%	(0.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,788	$6,667	$4,017
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.77%	3.94%	3.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.95%	2.94%	9.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.16)%	(0.36)%	6.33	%(l)
Portfolio turnover rate (z)^	9%	17%	11%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	45.9%
Alternatives	29.3
Equity	24.8

Top 10 Holdings (as a percentage of Total Investment Companies) As of June 30, 2015
iShares® Floating Rate Bond ETF	14.6%
EQ/Boston Advisors Equity Income Portfolio	9.0
EQ/Low Volatility Global ETF Portfolio	8.7
EQ/PIMCO Global Real Return Portfolio	8.5
EQ/Convertible Securities Portfolio	8.2
iShares® International Select Dividend ETF	7.1
EQ/Real Estate PLUS Portfolio	5.5
iShares® Global Infrastructure ETF	4.4
PIMCO Unconstrained Bond Fund, Institutional Class	4.0
EQ/PIMCO Ultra Short Bond Portfolio	3.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$992.90	$3.23
Hypothetical (5% average return before expenses)	1,000.00	1,021.55	3.28

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	20,366	$167,492
BlackRock Global Long/Short Credit Fund, Institutional Class	16,754	175,749
Eaton Vance Floating-Rate Fund, Institutional Class	7,484	66,833
EQ/Boston Advisors Equity Income Portfolio‡	94,263	615,923
EQ/Convertible Securities Portfolio‡	51,404	557,980
EQ/Energy ETF Portfolio‡	26,523	211,473
EQ/Global Bond PLUS Portfolio‡	17,936	161,975
EQ/High Yield Bond Portfolio‡	7,073	71,858
EQ/Low Volatility Global ETF Portfolio‡	56,849	598,578
EQ/PIMCO Global Real Return Portfolio‡	60,173	578,825
EQ/PIMCO Ultra Short Bond Portfolio‡	25,650	252,856
EQ/Real Estate PLUS Portfolio‡	37,109	374,958
iShares® Emerging Markets Infrastructure ETF	2,340	77,945
iShares® Floating Rate Bond ETF	19,700	997,608
iShares® Global ex USD High Yield Corporate Bond ETF	880	41,369
iShares® Global Infrastructure ETF	7,390	300,256
iShares® International Select Dividend ETF	14,940	483,010
iShares® International Treasury Bond ETF	400	35,916
iShares® JP Morgan USD Emerging Markets Bond ETF	1,530	168,178
PIMCO Unconstrained Bond Fund, Institutional Class	24,830	276,609
PowerShares Global Short Term High Yield Bond Portfolio	260	6,097
PowerShares S&P 500 BuyWrite Portfolio	6,570	138,101
SPDR® Barclays Investment Grade Floating Rate ETF	2,990	91,554
SPDR® Barclays Short Term High Yield Bond ETF	4,520	130,673
Vanguard Short-Term Inflation-Protected Securities ETF	1,820	88,598
Vanguard Total International Bond ETF	2,490	130,401

Total Investment Companies (99.9%) (Cost $7,004,622)		6,800,815

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	42,147	42,147

Total Short-Term Investments (0.6%) (Cost $42,147)		42,147

Total Investments (100.5%) (Cost $7,046,769)		6,842,962
Other Assets Less Liabilities (-0.5%)		(30,865)

Net Assets (100%)		$6,812,097

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$203,349	$52,123	$78,216	$167,492	$—	$1,534
EQ/Boston Advisors Equity Income Portfolio	778,067	85,187	244,657	615,923	—	(7)
EQ/Convertible Securities Portfolio	737,870	80,337	274,732	557,980	—	2,467
EQ/Energy ETF Portfolio	197,508	97,123	79,399	211,473	—	351
EQ/Global Bond PLUS Portfolio	212,196	25,136	72,265	161,975	—	(781)
EQ/High Yield Bond Portfolio	88,005	10,350	29,535	71,858	—	(100)
EQ/Low Volatility Global ETF Portfolio	795,585	84,773	288,316	598,578	—	10,498
EQ/PIMCO Global Real Return Portfolio	758,235	82,309	264,623	578,825	—	914
EQ/PIMCO Ultra Short Bond Portfolio	315,210	34,007	96,969	252,856	—	(256)
EQ/Real Estate PLUS Portfolio	529,280	55,201	201,641	374,958	—	3,075

	$4,615,305	$606,546	$1,630,353	$3,591,918	$—	$17,695

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,689,706	$—	$—	$2,689,706
Investment Companies	519,191	3,591,918	—	4,111,109
Short-Term Investments	42,147	—	—	42,147

Total Assets	$3,251,044	$3,591,918	$—	$6,842,962

Total Liabilities	$—	$—	$—	$—

Total	$3,251,044	$3,591,918	$—	$6,842,962

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,271,402
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,021,437

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,899
Aggregate gross unrealized depreciation	(286,257)

Net unrealized depreciation	$(205,358)

Federal income tax cost of investments	$7,048,320

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,673,843)	$3,591,918
Unaffiliated Issuers (Cost $3,372,926)	3,251,044
Cash	17,686
Receivable from investment manager	8,475
Dividends, interest and other receivables	902
Receivable for securities sold	700
Other assets	88

Total assets	6,870,813

LIABILITIES
Distribution fees payable – Class B	1,418
Payable for securities purchased	899
Trustees’ fees payable	180
Payable to Separate Accounts for Trust shares redeemed	175
Accrued expenses	56,044

Total liabilities	58,716

NET ASSETS	$6,812,097

Net assets were comprised of:
Paid in capital	$6,943,524
Accumulated undistributed net investment income (loss)	21,413
Accumulated undistributed net realized gain (loss) on investments	50,967
Net unrealized appreciation (depreciation) on investments	(203,807)

Net assets	$6,812,097

Class B
Net asset value, offering and redemption price per share, $6,812,097 / 697,910 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.76

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$33,367
Interest	33

Total income	33,400

EXPENSES
Custodian fees	37,610
Professional fees	26,487
Distribution fees – Class B	10,255
Administrative fees	6,153
Investment management fees	6,153
Printing and mailing expenses	578
Tax expense	178
Trustees’ fees	141
Miscellaneous	312

Gross expenses	87,867
Less: Waiver from investment manager	(12,306)
Reimbursement from investment manager	(48,720)

Net expenses	26,841

NET INVESTMENT INCOME (LOSS)	6,559

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($17,695 of realized gain (loss) from affiliates)	(8,622)
Net distributions of realized gain received from Underlying Portfolios	1,314

Net realized gain (loss)	(7,308)

Net change in unrealized appreciation (depreciation) on investments ($420 of change in unrealized appreciation (depreciation) from affiliates)	7,117

NET REALIZED AND UNREALIZED GAIN (LOSS)	(191)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,368

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,559	$164,620
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(7,308)	103,833
Net change in unrealized appreciation (depreciation) on investments	7,117	(144,614)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,368	123,839

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(207,908)
Distributions from net realized capital gains
Class B	—	(10,440)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(218,348)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 97,911 and 617,516 shares, respectively ]	968,178	6,238,426
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,059 shares, respectively ]	—	218,348
Capital shares repurchased [ (273,494) and (172,566) shares, respectively ]	(2,752,237)	(1,772,530)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,784,059)	4,684,244

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,777,691)	4,589,735
NET ASSETS:
Beginning of period	8,589,788	4,000,053

End of period (a)	$6,812,097	$8,589,788

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$21,413	$14,854

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.83	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01	0.24	0.09
Net realized and unrealized gain (loss) on investments	(0.08)	0.01 †	(0.10)

Total from investment operations	(0.07)	0.25	(0.01)

Less distributions:
Dividends from net investment income	—	(0.25)	(0.12)
Distributions from net realized gains	—	(0.01)	(0.03)

Total dividends and distributions	—	(0.26)	(0.15)

Net asset value, end of period	$9.76	$9.83	$9.84

Total return (b)	(0.71)%	2.51%	(0.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,812	$8,590	$4,000
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.14%	3.19%	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.16%	2.37%	5.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.33)%	(0.17)%	2.33	%(l)
Portfolio turnover rate (z)^	16%	26%	14%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Fixed Income	100.0%

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Core Bond Index Portfolio	56.6%
EQ/Quality Bond PLUS Portfolio	21.9
EQ/High Yield Bond Portfolio	9.7
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	3.8
EQ/PIMCO Global Real Return Portfolio	3.3
Natixis Loomis Sayles Strategic Income Fund, Institutional Class	2.5
AXA/Doubleline Opportunistic Core Plus Bond Portfolio	2.1
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class A
Actual	$1,000.00	$1,005.20	$2.82
Hypothetical (5% average return before expenses)	1,000.00	1,021.98	2.85
Class B
Actual	1,000.00	1,005.20	2.82
Hypothetical (5% average return before expenses)	1,000.00	1,021.98	2.85
Class K
Actual	1,000.00	1,007.80	1.58
Hypothetical (5% average return before expenses)	1,000.00	1,023.22	1.59

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.57%, 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Doubleline Opportunistic Core Plus Bond Portfolio*‡	503,865	$4,997,480
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	885,442	8,925,252
EQ/Core Bond Index Portfolio‡	13,116,472	131,637,669
EQ/High Yield Bond Portfolio‡	2,226,306	22,616,929
EQ/PIMCO Global Real Return Portfolio‡	797,515	7,671,586
EQ/Quality Bond PLUS Portfolio‡	5,939,809	50,911,044
Natixis Loomis Sayles Strategic Income Fund, Institutional Class	371,737	5,839,993

Total Investment Companies (99.9%) (Cost $232,034,222)		232,599,953

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	133,658	133,658

Total Short-Term Investments (0.1%) (Cost $133,658)		133,658

Total Investments (100.0%) (Cost $232,167,880)		232,733,611
Other Assets Less Liabilities (0.0%)		(55,430)

Net Assets (100%)		$232,678,181

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Doubleline Opportunistic Core Plus Bond Portfolio	$—	$5,000,000	$—	$4,997,480	$—	$—
EQ/Core Bond Index Portfolio	158,026,617	1,212,301	28,453,712	131,637,669	—	234,676
EQ/High Yield Bond Portfolio	29,333,803	152,588	7,830,915	22,616,929	—	(202,364)
EQ/PIMCO Global Real Return Portfolio	—	8,024,031	264,765	7,671,586	—	(11)
EQ/Quality Bond PLUS Portfolio	52,519,644	353,238	2,159,077	50,911,044	—	27,534

	$239,880,064	$14,742,158	$38,708,469	$217,834,708	$—	$59,835

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$14,765,245	$217,834,708	$—	$232,599,953
Short-Term Investments	133,658	—	—	133,658

Total Assets	$14,898,903	$217,834,708	$—	$232,733,611

Total Liabilities	$—	$—	$—	$—

Total	$14,898,903	$217,834,708	$—	$232,733,611

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,006,062
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$39,033,059

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,389,226
Aggregate gross unrealized depreciation	(824,331)

Net unrealized appreciation	$564,895

Federal income tax cost of investments	$232,168,716

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $217,035,604)	$217,834,708
Unaffiliated Issuers (Cost $15,132,276)	14,898,903
Cash	36,000
Receivable from Separate Accounts for Trust shares sold	61,145
Receivable for securities sold	55,173
Dividends, interest and other receivables	10,877
Other assets	2,168

Total assets	232,898,974

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	38,153
Distribution fees payable – Class A	33,508
Administrative fees payable	28,766
Investment management fees payable	20,522
Payable for securities purchased	11,126
Distribution fees payable – Class B	10,920
Trustees’ fees payable	3,904
Accrued expenses	73,894

Total liabilities	220,793

NET ASSETS	$232,678,181

Net assets were comprised of:
Paid in capital	$743,257,595
Accumulated undistributed net investment income (loss)	(509,881)
Accumulated undistributed net realized gain (loss) on investments	(510,635,264)
Net unrealized appreciation (depreciation) on investments	565,731

Net assets	$232,678,181

Class A
Net asset value, offering and redemption price per share, $162,447,626 / 42,063,643 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.86

Class B
Net asset value, offering and redemption price per share, $53,148,789 / 13,806,021 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.85

Class K
Net asset value, offering and redemption price per share, $17,081,766 / 4,405,405 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.88

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$139,625
Interest	70

Total income	139,695

EXPENSES
Distribution fees – Class A	206,630
Administrative fees	177,159
Investment management fees	177,159
Distribution fees – Class B	66,943
Professional fees	30,111
Printing and mailing expenses	16,121
Custodian fees	15,472
Trustees’ fees	3,935
Miscellaneous	2,851

Gross expenses	696,381
Less: Waiver from investment manager	(47,556)

Net expenses	648,825

NET INVESTMENT INCOME (LOSS)	(509,130)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($59,835 of realized gain (loss) from affiliates)	59,374
Net change in unrealized appreciation (depreciation) on investments ($1,920,955 of change in unrealized appreciation (depreciation) from affiliates)	1,687,582

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,746,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,237,826

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(509,130)	$6,380,825
Net realized gain (loss) on investments, In-kind transactions, options written, futures, foreign currency transactions and net distributions of realized gain received from Underlying Portfolios	59,374	10,407,994
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	1,687,582	(6,942,366)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,237,826	9,846,453

DIVIDENDS:
Dividends from net investment income
Class A	—	(4,364,312)
Class B	—	(1,396,700)
Class K	—	(502,993)

TOTAL DIVIDENDS:	—	(6,264,005)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 822,684 and 2,004,857 shares, respectively ]	3,190,166	7,856,014
Capital shares issued in reinvestment of dividends [ 0 and 1,136,694 shares, respectively ]	—	4,364,312
Capital shares repurchased [ (2,573,165) and (6,233,559) shares, respectively ]	(9,984,748)	(24,441,819)

Total Class A transactions	(6,794,582)	(12,221,493)

Class B
Capital shares sold [ 623,007 and 1,554,344 shares, respectively ]	2,409,090	6,067,726
Capital shares issued in reinvestment of dividends [ 0 and 364,934 shares, respectively ]	—	1,396,700
Capital shares repurchased [ (897,412) and (2,233,861) shares, respectively ]	(3,473,249)	(8,730,772)

Total Class B transactions	(1,064,159)	(1,266,346)

Class K
Capital shares sold [ 382,814 and 6,991,348 shares, respectively ]	1,492,043	27,030,628
Capital shares issued in reinvestment of dividends [ 0 and 130,665 shares, respectively ]	—	502,993
Capital shares repurchased [ (524,272) and (8,657,649) shares, respectively ]	(2,044,157)	(33,675,724)
Capital shares repurchased in-kind (Note 9)[ 0 and (56,954,613) shares, respectively ]	—	(223,038,414)

Total Class K transactions	(552,114)	(229,180,517)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,410,855)	(242,668,356)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,173,029)	(239,085,908)
NET ASSETS:
Beginning of period	239,851,210	478,937,118

End of period (a)	$232,678,181	$239,851,210

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(509,881)	$(751)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class A			2014		2013	2012	2011	2010
Net asset value, beginning of period	$3.84		$3.85		$4.04	$3.92	$3.88	$3.74

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)(x)	0.08	(x)	0.08	0.09	0.11	0.13
Net realized and unrealized gain (loss) on investments, In-kind transactions, securities sold short, options written, futures and foreign currency transactions	0.03		0.01		(0.13)	0.12	0.10	0.12

Total from investment operations	0.02		0.09		(0.05)	0.21	0.21	0.25

Less distributions:
Dividends from net investment income	—		(0.10)		(0.14)	(0.09)	(0.17)	(0.11)

Net asset value, end of period	$3.86		$3.84		$3.85	$4.04	$3.92	$3.88

Total return (b)	0.52%		2.39%		(1.14)%	5.49%	5.35%	6.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162,448		$168,386		$180,754	$208,917	$217,288	$1,731,954
Ratio of expenses to average net assets:
After waivers (a)(f)	0.57	%(i)	0.77	%(j)	1.00%	0.98%	0.69%	0.70%
Before waivers (a)(f)	0.61%		0.79%		1.00%	0.98%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.45	)%(x)	1.93	%(x)	2.03%	2.25%	2.67%	3.20%
Before waivers (a)(f)	(0.49	)%(x)	1.92	%(x)	2.03%	2.25%	2.67%	3.20%
Portfolio turnover rate (z)^	13%		81	%(h)	189%	204%	186%	261%

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class B			2014		2013	2012	2011	2010
Net asset value, beginning of period	$3.83		$3.84		$4.02	$3.91	$3.87	$3.72

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)(x)	0.08	(x)	0.08	0.09	0.10	0.12
Net realized and unrealized gain (loss) on investments, In-kind transactions, securities sold short, options written, futures and foreign currency transactions	0.03		0.01		(0.12)	0.11	0.10	0.13

Total from investment operations	0.02		0.09		(0.04)	0.20	0.20	0.25

Less distributions:
Dividends from net investment income	—		(0.10)		(0.14)	(0.09)	(0.16)	(0.10)

Net asset value, end of period	$3.85		$3.83		$3.84	$4.02	$3.91	$3.87

Total return (b)	0.52%		2.39%		(0.92)%	5.23%	5.08%	6.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,149		$53,942		$55,294	$741,031	$706,955	$716,263
Ratio of expenses to average net assets:
After waivers (a)(f)	0.57	%(i)	0.77	%(j)	1.00%	0.98%	0.94%	0.95	%(c)
Before waivers (a)(f)	0.61%		0.79%		1.00%	0.98%	0.94%	0.95	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.45	)%(x)	1.94	%(x)	2.04%	2.25%	2.48%	2.99%
Before waivers (a)(f)	(0.49	)%(x)	1.93	%(x)	2.04%	2.25%	2.48%	2.99%
Portfolio turnover rate (z)^	13%		81	%(h)	189%	204%	186%	261%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,				August 26, 2011* to December 31, 2011
			2014		2013	2012
Net asset value, beginning of period	$3.85		$3.85		$4.04	$3.92	$4.05

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#(x)	0.09	(x)	0.09	0.10	0.04
Net realized and unrealized gain (loss) on investments, In-kind transactions, securities sold short, options written, futures and foreign currency transactions	0.03		0.02		(0.12)	0.13	—

Total from investment operations	0.03		0.11		(0.03)	0.23	0.04

Less distributions:
Dividends from net investment income	—		(0.11)		(0.16)	(0.11)	(0.17)

Net asset value, end of period	$3.88		$3.85		$3.85	$4.04	$3.92

Total return (b)	0.78%		2.92%		(0.88)%	5.75%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,082		$17,523		$242,889	$236,550	$770,640
Ratio of expenses to average net assets:
After waivers (a)(f)	0.32	%(i)	0.74	%(j)	0.75%	0.73%	0.69%
Before waivers (a)(f)	0.36%		0.76%		0.75%	0.73%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.20	)%(x)	2.22	%(x)	2.28%	2.53%	2.90%
Before waivers (a)(f)	(0.24	)%(x)	2.20	%(x)	2.28%	2.53%	2.90%
Portfolio turnover rate (z)^	13%		81	%(h)	189%	204%	186%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investments strategy resulted in lower portfolio turnover.
(i)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.31% for Class A, 1.31% for Class B and 1.28% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM REAL ASSETS PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Alternatives	69.0%
Fixed Income	31.0

Top 10 Holdings (as a percentage of Total Investment Companies) As of June 30, 2015
EQ/PIMCO Global Real Return Portfolio	25.7%
EQ/Real Estate PLUS Portfolio	11.4
PowerShares DB G10 Currency Harvest Fund	10.0
iShares® Global Infrastructure ETF	9.1
EQ/Energy ETF Portfolio	7.0
PowerShares DB Gold Fund	6.1
Vanguard Short-Term Inflation-Protected Securities ETF	4.5
AXA Natural Resources Portfolio	4.4
iShares® U.S. Oil & Gas Exploration & Production ETF	4.2
PowerShares DB Commodity Index Tracking Fund	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$974.40	$3.18
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	25,728	$211,593
Eaton Vance Diversified Currency Income Fund, Institutional Class	9,081	85,998
EQ/Energy ETF Portfolio‡	42,131	335,923
EQ/PIMCO Global Real Return Portfolio‡	128,951	1,240,426
EQ/Real Estate PLUS Portfolio‡	54,502	550,709
iShares® Emerging Markets Infrastructure ETF	3,680	122,581
iShares® Global Infrastructure ETF	10,860	441,242
iShares® MSCI Global Agriculture Producers ETF	3,460	92,901
iShares® MSCI Global Gold Miners ETF	10,750	76,755
iShares® U.S. Oil & Gas Exploration & Production ETF	2,900	204,856
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	20,544	90,190
PowerShares DB Agriculture Fund*	1,040	24,284
PowerShares DB Base Metals Fund*	7,250	104,327
PowerShares DB Commodity Index Tracking Fund*	9,040	162,720
PowerShares DB G10 Currency Harvest Fund*	20,430	480,104

PowerShares DB Gold Fund*	7,600	293,360
PowerShares DB Silver Fund*	1,960	49,102
Vanguard Short-Term Inflation-Protected Securities ETF	4,420	215,166

Total Investment Companies (99.9%) (Cost $5,134,933)		4,782,237

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	40,687	40,687

Total Short-Term Investments (0.8%) (Cost $40,687)		40,687

Total Investments (100.7%) (Cost $5,175,620)		4,822,924
Other Assets Less Liabilities (-0.7%)		(32,479)

Net Assets (100%)		$4,790,445

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$194,908	$40,088	$10,392	$211,593	$—	$(8)
EQ/Energy ETF Portfolio	203,931	160,924	12,280	335,923	—	41
EQ/PIMCO Global Real Return Portfolio	1,236,395	56,776	46,742	1,240,426	—	(386)
EQ/Real Estate PLUS Portfolio	585,548	34,978	51,323	550,709	—	1,909

	$2,220,782	$292,766	$120,737	$2,338,651	$—	$1,556

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,267,398	$—	$—	$2,267,398
Investment Companies	176,188	2,338,651	—	2,514,839
Short-Term Investments	40,687	—	—	40,687

Total Assets	$2,484,273	$2,338,651	$—	$4,822,924

Total Liabilities	$—	$—	$—	$—

Total	$2,484,273	$2,338,651	$—	$4,822,924

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$592,958
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$441,477

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,398
Aggregate gross unrealized depreciation	(316,937)

Net unrealized depreciation	$(302,539)

Federal income tax cost of investments	$5,125,463

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,459,600)	$2,338,651
Unaffiliated Issuers (Cost $2,716,020)	2,484,273
Cash	10,000
Receivable from investment manager	5,909
Dividends, interest and other receivables	1,480
Receivable from Separate Accounts for Trust shares sold	15
Receivable for securities sold	7
Other assets	46

Total assets	4,840,381

LIABILITIES
Distribution fees payable – Class B	993
Trustees’ fees payable	114
Payable to Separate Accounts for Trust shares redeemed	33
Accrued expenses	48,796

Total liabilities	49,936

NET ASSETS	$4,790,445

Net assets were comprised of:
Paid in capital	$5,176,558
Accumulated undistributed net investment income (loss)	4,335
Accumulated undistributed net realized gain (loss) on investments	(37,752)
Net unrealized appreciation (depreciation) on investments	(352,696)

Net assets	$4,790,445

Class B
Net asset value, offering and redemption price per share, $4,790,445 / 525,433 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$14,368
Interest	18

Total income	14,386

EXPENSES
Professional fees	26,440
Custodian fees	17,903
Distribution fees – Class B	6,038
Administrative fees	3,623
Investment management fees	3,623
Printing and mailing expenses	329
Trustees’ fees	79
Miscellaneous	291

Gross expenses	58,326
Less: Waiver from investment manager	(7,246)
Reimbursement from investment manager	(35,383)

Net expenses	15,697

NET INVESTMENT INCOME (LOSS)	(1,311)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($1,556 of realized gain (loss) from affiliates)	(30,023)
Net change in unrealized appreciation (depreciation) on investments ($(54,160) of change in unrealized appreciation (depreciation) from affiliates)	(96,334)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(126,357)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(127,668)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,311)	$99,785
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(30,023)	15,988
Net change in unrealized appreciation (depreciation) on investments	(96,334)	(135,617)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(127,668)	(19,844)

DIVIDENDS:
Dividends from net investment income
Class B	—	(123,441)

TOTAL DIVIDENDS:	—	(123,441)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 22,846 and 119,809 shares, respectively ]	214,248	1,181,269
Capital shares issued in reinvestment of dividends [ 0 and 13,149 shares, respectively ]	—	123,441
Capital shares repurchased [ (5,693) and (29,328) shares, respectively ]	(53,658)	(290,304)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	160,590	1,014,406

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,922	871,121
NET ASSETS:
Beginning of period	4,757,523	3,886,402

End of period (a)	$4,790,445	$4,757,523

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,335	$5,646

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.36	$9.60	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	— #	0.23	0.06
Net realized and unrealized gain (loss) on investments	(0.24)	(0.22)	(0.35)

Total from investment operations	(0.24)	0.01	(0.29)

Less distributions:
Dividends from net investment income	—	(0.25)	(0.07)
Return of capital	—	—	(0.04)

Total dividends and distributions	—	(0.25)	(0.11)

Net asset value, end of period	$9.12	$9.36	$9.60

Total return (b)	(2.56)%	0.09%	(2.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,790	$4,758	$3,886
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.42%	3.87%	3.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.05)%	2.31%	3.44	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.82)%	(0.90)%	0.17	%(l)
Portfolio turnover rate (z)^	9%	14%	15%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	99.7%
Fixed Income	0.3

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
AXA/Morgan Stanley Small Cap Growth Portfolio	71.5%
AXA/Lord Abbett Micro Cap Portfolio	28.2
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class A
Actual	$1,000.00	$1,073.10	$2.31
Hypothetical (5% average return before expenses)	1,000.00	1,022.56	2.26
Class B
Actual	1,000.00	1,073.80	2.31
Hypothetical (5% average return before expenses)	1,000.00	1,022.56	2.26

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.45% and 0.45%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Lord Abbett Micro Cap Portfolio*‡	2,372,965	$27,822,238
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,560,915	70,678,734

Total Investment Companies (100.0%) (Cost $76,769,360)		98,500,972

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	328,779	328,779

Total Short-Term Investments (0.3%) (Cost $328,779)		328,779

Total Investments (100.3%) (Cost $77,098,139)		98,829,751
Other Assets Less Liabilities (-0.3%)		(269,883)

Net Assets (100%)		$98,559,868

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio	$27,740,835	$570,283	$2,493,963	$27,822,238	$—	$303,111
AXA/Morgan Stanley Small Cap Growth Portfolio	69,259,218	790,934	3,685,363	70,678,734	—	354,287

	$97,000,053	$1,361,217	$6,179,326	$98,500,972	$—	$657,398

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$98,500,972	$—	$98,500,972
Short-Term Investments	328,779	—	—	328,779

Total Assets	$328,779	$98,500,972	$—	$98,829,751

Total Liabilities	$—	$—	$—	$—

Total	$328,779	$98,500,972	$—	$98,829,751

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,361,217
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,836,725

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,725,791
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$21,725,791

Federal income tax cost of investments	$77,103,960

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $76,769,360)	$98,500,972
Unaffiliated Issuers (Cost $328,779)	328,779
Cash	28,000
Receivable from Separate Accounts for Trust shares sold	22,406
Dividends, interest and other receivables	11
Other assets	785

Total assets	98,880,953

LIABILITIES
Payable for securities purchased	143,787
Payable to Separate Accounts for Trust shares redeemed	113,925
Distribution fees payable – Class B	20,395
Administrative fees payable	8,995
Trustees’ fees payable	1,405
Distribution fees payable – Class A	72
Accrued expenses	32,506

Total liabilities	321,085

NET ASSETS	$98,559,868

Net assets were comprised of:
Paid in capital	$80,291,815
Accumulated undistributed net investment income (loss)	(219,012)
Accumulated undistributed net realized gain (loss) on investments	(3,244,547)
Net unrealized appreciation (depreciation) on investments	21,731,612

Net assets	$98,559,868

Class A
Net asset value, offering and redemption price per share, $354,212 / 27,408 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.92

Class B
Net asset value, offering and redemption price per share, $98,205,656 / 7,668,288 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.81

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$56
Dividends	13

Total income	69

EXPENSES
Distribution fees – Class B	120,155
Administrative fees	72,348
Investment management fees	72,348
Professional fees	25,733
Custodian fees	15,878
Printing and mailing expenses	6,520
Trustees’ fees	1,581
Distribution fees – Class A	424
Miscellaneous	2,945

Gross expenses	317,932
Less: Waiver from investment manager	(100,898)

Net expenses	217,034

NET INVESTMENT INCOME (LOSS)	(216,965)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($657,398 of realized gain (loss) from affiliates)	794,626
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	6,319,028

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,113,654

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,896,689

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(216,965)	$(1,348,418)
Net realized gain (loss) on investments, In-kind transactions, futures, foreign currency transactions and net distributions of realized gain received from Underlying Portfolios	794,626	79,550,831
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	6,319,028	(102,561,894)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,896,689	(24,359,481)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 7,063 and 28,669 shares, respectively ]	89,519	339,617
Capital shares repurchased [ (13,097) and (22,428) shares, respectively ]	(160,137)	(257,682)

Total Class A transactions	(70,618)	81,935

Class B
Capital shares sold [ 309,361 and 917,937 shares, respectively ]	3,792,087	10,716,802
Capital shares repurchased [ (744,333) and (2,018,294) shares, respectively ]	(9,139,965)	(23,214,756)

Total Class B transactions	(5,347,878)	(12,497,954)

Class K
Capital shares sold [ 0 and 1,980 shares, respectively ]	—	23,447
Capital shares repurchased [ 0 and (973,305) shares, respectively ]	—	(12,263,751)
Capital shares repurchased in-kind (Note 9)[ 0 and (24,629,622) shares, respectively ]	—	(285,260,921)

Total Class K transactions	—	(297,501,225)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,418,496)	(309,917,244)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,478,193	(334,276,725)
NET ASSETS:
Beginning of period	97,081,675	431,358,400

End of period (a)	$98,559,868	$97,081,675

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(219,012)	$(2,047)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class A			2014		2013	2012	2011		2010
Net asset value, beginning of period	$12.04		$12.37		$8.37	$7.51	$8.88		$6.95

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(x)	(0.08	)(x)	(0.08)	(0.04)	(0.06)		(0.03)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.91		(0.25)		4.08	0.90	(1.31)		1.96

Total from investment operations	0.88		(0.33)		4.00	0.86	(1.37)		1.93

Net asset value, end of period	$12.92		$12.04		$12.37	$8.37	$7.51		$8.88

Total return (b)	7.31%		(2.67)%		47.79%	11.45%	(15.43)%		27.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$354		$403		$336	$127	$66		$391,893
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45	%(i)	0.84	%(j)	1.30%	1.30%	1.02%		1.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.45	%(i)	0.84	%(j)	1.27%	1.30%	1.00%		1.03%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.66%		1.00%		1.32%	1.30%	1.03%		1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.45	)%(x)	(0.72	)%(x)	(0.83)%	(0.51)%	(0.69)%		(0.47)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.45	)%(x)	(0.72	)%(x)	(0.80)%	(0.51)%	(0.67)%		(0.46)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.66	)%(x)	(0.87	)%(x)	(0.85)%	(0.51)%	(0.70)%		(0.47)%
Portfolio turnover rate (z)^	1%		93%		85%	58%	137	%(s)	44%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class B			2014		2013	2012	2011		2010
Net asset value, beginning of period	$11.93		$12.25		$8.29	$7.44	$8.83		$6.92

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(x)	(0.08	)(x)	(0.08)	(0.04)	(0.07)		(0.05)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.91		(0.24)		4.04	0.89	(1.32)		1.96

Total from investment operations	0.88		(0.32)		3.96	0.85	(1.39)		1.91

Net asset value, end of period	$12.81		$11.93		$12.25	$8.29	$7.44		$8.83

Total return (b)	7.38%		(2.61)%		47.77%	11.42%	(15.74)%		27.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98,206		$96,679		$112,748	$255,737	$256,026		$344,710
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45	%(i)	0.85	%(j)	1.30%	1.30%	1.27	%(c)	1.29%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.45	%(i)	0.85	%(j)	1.27%	1.30%	1.25%		1.28	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.66%		1.00%		1.32%	1.30%	1.28%		1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.45	)%(x)	(0.72	)%(x)	(0.85)%	(0.54)%	(0.86)%		(0.71)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.45	)%(x)	(0.72	)%(x)	(0.84)%	(0.54)%	(0.84)%		(0.71)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.66	)%(x)	(0.88	)%(x)	(0.86)%	(0.54)%	(0.87)%		(0.72)%
Portfolio turnover rate (z)^	1%		93%		85%	58%	137	%(s)	44%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2014 to April 17, 2014+		Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K			2013	2012
Net asset value, beginning of period	$12.43		$8.39	$7.51	$7.40

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02	)(x)	(0.06)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments, In-kind transactions, futures and foreign currency transactions	(0.83)		4.10	0.90	0.12

Total from investment operations	(0.85)		4.04	0.88	0.11

Net asset value, end of period	$11.58		$12.43	$8.39	$7.51

Total return (b)	(6.84)%		48.15%	11.72%	1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$318,274	$240,397	$293,821
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06%		1.05%	1.05%	1.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.06%		1.02%	1.05%	1.02%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.08%		1.07%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.67	)%(x)	(0.59)%	(0.29)%	(0.42)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.67	)%(x)	(0.57)%	(0.29)%	(0.40)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.69	)%(x)	(0.61)%	(0.30)%	(0.42)%
Portfolio turnover rate^	93%		85%	58%	137	%(s)
*	Commencement of Operations
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B and the net expense ratio after waivers, reimbursements and fees paid indirectly would be 1.45% for Class A and 1.45% for Class B.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.86% for Class B and the net expense ratio after waivers, reimbursements and fees paid indirectly would be 1.85% for Class A and 1.86% for Class B.
(s)	Higher rate than normal due to advisor changes during the year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	100.0%
Fixed Income	0.0	#
# Less than 0.05%

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
AXA/Horizon Small Cap Value Portfolio	50.5%
AXA/Pacific Global Small Cap Value Portfolio	47.3
EQ/GAMCO Small Company Value Portfolio	1.2
Snow Capital Small Cap Value Fund, Institutional Class	1.0
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class A
Actual	$1,000.00	$1,005.90	$2.24
Hypothetical (5% average return before expenses)	1,000.00	1,022.56	2.26
Class B
Actual	1,000.00	1,005.90	2.24
Hypothetical (5% average return before expenses)	1,000.00	1,022.56	2.26

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.45% and 0.45%,, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Horizon Small Cap Value Portfolio‡	8,835,442	$89,032,599
AXA/Pacific Global Small Cap Value Portfolio‡	9,427,117	83,338,960
EQ/GAMCO Small Company Value Portfolio‡	35,448	2,012,457
Snow Capital Small Cap Value Fund, Institutional Class	55,783	1,750,485

Total Investment Companies (100.0%) (Cost $141,444,764)		176,134,501

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	74,798	$74,798

Total Short-Term Investments (0.0%) (Cost $74,798)		74,798

Total Investments (100.0%) (Cost $141,519,562)		176,209,299
Other Assets Less Liabilities (0.0%)		(11,976)

Net Assets (100%)		$176,197,323

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Horizon Small Cap Value Portfolio	$93,716,537	$373,767	$6,551,443	$89,032,599	$—	$1,203,576
AXA/Pacific Global Small Cap Value Portfolio	88,225,435	373,767	3,768,061	83,338,960	—	236,959
EQ/GAMCO Small Company Value Portfolio	—	2,000,000	—	2,012,457	—	—

	$181,941,972	$2,747,534	$10,319,504	$174,384,016	$—	$1,440,535

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,750,485	$174,384,016	$—	$176,134,501
Short-Term Investments	74,798	—	—	74,798

Total Assets	$1,825,283	$174,384,016	$—	$176,209,299

Total Liabilities	$—	$—	$—	$—

Total	$1,825,283	$174,384,016	$—	$176,209,299

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivative contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,497,534
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,760,039

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,684,238
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$34,684,238

Federal income tax cost of investments	$141,525,061

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $139,694,764)	$174,384,016
Unaffiliated Issuers (Cost $1,824,798)	1,825,283
Cash	23,000
Receivable from Separate Accounts for Trust shares sold	56,442
Receivable for securities sold	53,871
Dividends, interest and other receivables	8
Other assets	1,651

Total assets	176,344,271

LIABILITIES
Distribution fees payable – Class B	33,898
Payable to Separate Accounts for Trust shares redeemed	32,186
Administrative fees payable	22,103
Trustees’ fees payable	13,202
Investment management fees payable	4,041
Distribution fees payable – Class A	2,941
Accrued expenses	38,577

Total liabilities	146,948

NET ASSETS	$176,197,323

Net assets were comprised of:
Paid in capital	$411,105,459
Accumulated undistributed net investment income (loss)	(403,918)
Accumulated undistributed net realized gain (loss) on investments	(269,193,955)
Net unrealized appreciation (depreciation) on investments	34,689,737

Net assets	$176,197,323

Class A
Net asset value, offering and redemption price per share, $14,075,250 / 913,238 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.41

Class B
Net asset value, offering and redemption price per share, $162,122,073 / 10,511,902 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$46
Dividends	8

Total income	54

EXPENSES
Distribution fees – Class B	204,354
Administrative fees	133,250
Investment management fees	133,250
Professional fees	26,849
Distribution fees – Class A	17,729
Printing and mailing expenses	12,113
Custodian fees	11,970
Trustees’ fees	2,962
Miscellaneous	3,075

Gross expenses	545,552
Less: Waiver from investment manager	(145,690)

Net expenses	399,862

NET INVESTMENT INCOME (LOSS)	(399,808)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($1,440,535 of realized gain (loss) from affiliates)	1,486,406
Net change in unrealized appreciation (depreciation) on investments ($14,014 of change in unrealized appreciation (depreciation) from affiliates)	14,499

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,500,905

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,101,097

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(399,808)	$(616,048)
Net realized gain (loss) on investments, In-kind transactions, futures, foreign currency transactions and net distributions of realized gain received from Underlying Portfolios	1,486,406	57,685,180
Net change in unrealized appreciation (depreciation) on investments and futures	14,499	(68,590,581)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,101,097	(11,521,449)

DIVIDENDS:
Dividends from net investment income
Class A	—	(25,872)
Class B	—	(299,217)

TOTAL DIVIDENDS:	—	(325,089)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 20,719 and 37,761 shares, respectively ]	319,273	594,769
Capital shares issued in reinvestment of dividends [ 0 and 1,692 shares, respectively ]	—	25,872
Capital shares repurchased [ (53,869) and (151,515) shares, respectively ]	(828,433)	(2,381,967)

Total Class A transactions	(509,160)	(1,761,326)

Class B
Capital shares sold [ 211,777 and 673,726 shares, respectively ]	3,240,150	10,606,380
Capital shares issued in reinvestment of dividends [ 0 and 19,555 shares, respectively ]	—	299,217
Capital shares repurchased [ (627,687) and (1,765,960) shares, respectively ]	(9,624,383)	(27,940,657)

Total Class B transactions	(6,384,233)	(17,035,060)

Class K
Capital shares sold [ 0 and 676 shares, respectively ]	—	10,124
Capital shares repurchased [ 0 and (184,987) shares, respectively ]	—	(2,903,382)
Capital shares repurchased in-kind (Note 9)[ 0 and (6,815,620) shares, respectively ]	—	(108,994,006)

Total Class K transactions	—	(111,887,264)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,893,393)	(130,683,650)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,792,296)	(142,530,188)
NET ASSETS:
Beginning of period	181,989,619	324,519,807

End of period (a)	$176,197,323	$181,989,619

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(403,918)	$(4,110)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class A			2014		2013	2012	2011	2010
Net asset value, beginning of period	$15.32		$16.17		$11.40	$9.81	$10.79	$8.67

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(x)	(0.05	)(x)	0.09	0.04	0.01	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.12		(0.77)		4.76	1.61	(0.96)	2.12

Total from investment operations	0.09		(0.82)		4.85	1.65	(0.95)	2.16

Less distributions:
Dividends from net investment income	—		(0.03)		(0.08)	(0.06)	(0.03)	(0.04)

Net asset value, end of period	$15.41		$15.32		$16.17	$11.40	$9.81	$10.79

Total return (b)	0.59%		(5.09)%		42.56%	16.87%	(8.79)%	24.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,075		$14,496		$17,119	$12,577	$11,573	$227,924
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45	%(i)	0.85	%(j)	1.30%	1.30%	1.02%	1.03%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.45	%(i)	0.85	%(j)	1.30%	1.30%	1.01%	1.03%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.61%		0.93%		1.33%	1.30%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.45	)%(x)	(0.31	)%(x)	0.62%	0.37%	0.12%	0.45%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.45	)%(x)	(0.31	)%(x)	0.62%	0.37%	0.12%	0.45%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.61	)%(x)	(0.39	)%(x)	0.59%	0.37%	0.11%	0.44%
Portfolio turnover rate (z)^	3%		47%		17%	14%	63%	20%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class B			2014		2013	2012	2011		2010
Net asset value, beginning of period	$15.33		$16.18		$11.41	$9.81	$10.79		$8.68

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(x)	(0.05	)(x)	0.02	0.04	—	#	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.12		(0.77)		4.83	1.62	(0.97)		2.10

Total from investment operations	0.09		(0.82)		4.85	1.66	(0.97)		2.12

Less distributions:
Dividends from net investment income	—		(0.03)		(0.08)	(0.06)	(0.01)		(0.01)

Net asset value, end of period	$15.42		$15.33		$16.18	$11.41	$9.81		$10.79

Total return (b)	0.59%		(5.08)%		42.52%	16.97%	(9.01)%		24.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162,122		$167,494		$194,185	$531,314	$508,540		$645,864
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45	%(i)	0.85	%(j)	1.30%	1.30%	1.27%		1.28%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.45	%(i)	0.85	%(j)	1.30%	1.30%	1.26	%(c)	1.28%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.61%		0.93%		1.33%	1.30%	1.28%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.45	)%(x)	(0.31	)%(x)	0.13%	0.36%	—	%‡‡	0.20%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.45	)%(x)	(0.31	)%(x)	0.13%	0.36%	—	%‡‡	0.20%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.61	)%(x)	(0.39	)%(x)	0.12%	0.36%	(0.01)%		0.19%
Portfolio turnover rate (z)^	3%		47%		17%	14%	63%		20%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2014 to April 17, 2014+		Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K			2013	2012
Net asset value, beginning of period	$16.17		$11.40	$9.81	$9.38

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#(x)	0.11	0.06	0.02
Net realized and unrealized gain (loss) on investments, In-kind transactions, futures and foreign currency transactions	(0.18)		4.78	1.62	0.44

Total from investment operations	(0.18)		4.89	1.68	0.46

Less distributions:
Dividends from net investment income	—		(0.12)	(0.09)	(0.03)

Net asset value, end of period	$15.99		$16.17	$11.40	$9.81

Total return (b)	(1.11)%		42.92%	17.16%	4.93%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$—		$113,216	$96,562	$149,921
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.09%		1.05%	1.05%	1.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.09%		1.05%	1.05%	1.04%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%		1.08%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.05)%		0.81%	0.56%	0.60%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.05)%		0.81%	0.56%	0.60%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.08)%		0.78%	0.56%	0.60%
Portfolio turnover rate^	47%		17%	14%	63%
*	Commencement of Operations
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B and the net expense ratio after waivers, reimbursements and fees paid indirectly would be 1.45% for Class A and 1.45% for Class B.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.85% for Class B and the net expense ratio after waivers, reimbursements and fees paid indirectly would be 1.85% for Class A and 1.85% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies) As of June 30, 2015
Alternatives	99.0%
Fixed Income	1.0

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/GAMCO Mergers and Acquisitions Portfolio	22.5%
PowerShares DB G10 Currency Harvest Fund	14.0
EQ/Convertible Securities Portfolio	13.8
iShares® Global Infrastructure ETF	7.9
EQ/Real Estate PLUS Portfolio	6.0
PowerShares Multi-Strategy Alternative Portfolio	5.2
PowerShares DB Gold Fund	4.7
BlackRock Global Long/Short Credit Fund, Institutional Class	4.1
AXA Natural Resources Portfolio	2.9
EQ/Energy ETF Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$985.60	$3.27
Hypothetical (5% average return before expenses)	1,000.00	1,021.50	3.33

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.67%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	8,425	$89,134
AXA Natural Resources Portfolio‡	13,659	112,334
BlackRock Global Long/Short Credit Fund, Institutional Class	14,845	155,725
EQ/Convertible Securities Portfolio‡	48,746	529,121
EQ/Energy ETF Portfolio‡	13,543	107,985
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	64,547	862,640
EQ/Real Estate PLUS Portfolio‡	22,632	228,687
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	2,921	20,855
Franklin K2 Alternative Strategies Fund, Advisor Class	6,185	68,283
iShares® Emerging Markets Infrastructure ETF	2,350	78,279
iShares® Global Infrastructure ETF	7,480	303,912
iShares® MSCI Global Agriculture Producers ETF	1,570	42,154
iShares® MSCI Global Gold Miners ETF	390	2,785
iShares® U.S. Oil & Gas Exploration & Production ETF	1,510	106,666
PowerShares DB Agriculture Fund*	390	9,107
PowerShares DB Base Metals Fund*	3,330	47,919
PowerShares DB Commodity Index Tracking Fund*	4,010	72,180

PowerShares DB G10 Currency Harvest Fund*	22,760	534,859
PowerShares DB Gold Fund*	4,640	179,104
PowerShares DB Silver Fund*	1,150	28,810
PowerShares Multi-Strategy Alternative Portfolio*	8,670	199,844
WisdomTree Managed Futures Strategy Fund*	190	8,111

Total Investment Companies (97.8%) (Cost $3,967,250)		3,788,494

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	38,277	38,277

Total Short-Term Investments (1.0%) (Cost $38,277)		38,277

Total Investments (98.8%) (Cost $4,005,527)		3,826,771
Other Assets Less Liabilities (1.2%)		46,334

Net Assets (100%)		$3,873,105

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$169,360	$36,317	$91,493	$112,334	$—	$(3,735)
EQ/Convertible Securities Portfolio	831,281	71,630	374,393	529,121	—	19,851
EQ/Energy ETF Portfolio	168,845	27,317	88,875	107,985	—	(1,117)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,523,108	135,475	847,099	862,640	—	(7,392)
EQ/Real Estate PLUS Portfolio	386,532	46,822	196,121	228,687	—	8,198

	$3,079,126	$317,561	$1,597,981	$1,840,767	$—	$15,805

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,613,730	$—	$—	$1,613,730
Investment Companies	333,997	1,840,767	—	2,174,764
Short-Term Investments	38,277	—	—	38,277

Total Assets	$1,986,004	$1,840,767	$—	$3,826,771

Total Liabilities	$—	$—	$—	$—

Total	$1,986,004	$1,840,767	$—	$3,826,771

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$666,861
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,763,637

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,387
Aggregate gross unrealized depreciation	(205,344)

Net unrealized depreciation	$(137,957)

Federal income tax cost of investments	$3,964,728

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,868,153)	$1,840,767
Unaffiliated Issuers (Cost $2,137,374)	1,986,004
Cash	13,000
Receivable from Separate Accounts for Trust shares sold	74,956
Receivable from investment manager	6,763
Dividends, interest and other receivables	534
Receivable for securities sold	137
Other assets	55

Total assets	3,922,216

LIABILITIES
Distribution fees payable – Class B	799
Trustees’ fees payable	127
Payable to Separate Accounts for Trust shares redeemed	24
Accrued expenses	48,161

Total liabilities	49,111

NET ASSETS	$3,873,105

Net assets were comprised of:
Paid in capital	$3,987,442
Accumulated undistributed net investment income (loss)	7,123
Accumulated undistributed net realized gain (loss) on investments	57,296
Net unrealized appreciation (depreciation) on investments	(178,756)

Net assets	$3,873,105

Class B
Net asset value, offering and redemption price per share, $3,873,105 / 404,103 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.58

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$6,759
Interest	20

Total income	6,779

EXPENSES
Professional fees	26,449
Custodian fees	21,879
Distribution fees – Class B	6,468
Administrative fees	3,881
Investment management fees	3,881
Tax expense	388
Printing and mailing expenses	372
Trustees’ fees	93
Miscellaneous	299

Gross expenses	63,710
Less: Waiver from investment manager	(7,762)
Reimbursement from investment manager	(38,743)

Net expenses	17,205

NET INVESTMENT INCOME (LOSS)	(10,426)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($15,805 of realized gain (loss) from affiliates)	8,312
Net change in unrealized appreciation (depreciation) on investments ($42,061 of change in unrealized appreciation (depreciation) from affiliates)	6,662

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,974

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,548

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(10,426)	$42,633
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	8,312	95,761
Net change in unrealized appreciation (depreciation) on investments	6,662	(113,871)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,548	24,523

DIVIDENDS:
Dividends from net investment income
Class B	—	(101,946)

TOTAL DIVIDENDS:	—	(101,946)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 58,320 and 329,509 shares, respectively ]	564,392	3,300,490
Capital shares issued in reinvestment of dividends [ 0 and 10,481 shares, respectively ]	—	101,946
Capital shares repurchased [ (262,022) and (153,518) shares, respectively ]	(2,604,413)	(1,545,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,040,021)	1,856,585

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,035,473)	1,779,162
NET ASSETS:
Beginning of period	5,908,578	4,129,416

End of period (a)	$3,873,105	$5,908,578

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,123	$17,549

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.72	$9.80	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.08	0.07
Net realized and unrealized gain (loss) on investments	(0.12)†	0.01 †	(0.09)

Total from investment operations	(0.14)	0.09	(0.02)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.16)
Distributions from net realized gains	—	—	(0.02)

Total dividends and distributions	—	(0.17)	(0.18)

Net asset value, end of period	$9.58	$9.72	$9.80

Total return (b)	(1.44)%	0.93%	(0.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,873	$5,909	$4,129
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.67%**	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.46%	3.30%	3.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%	0.79%	3.96	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.20)%	(1.86)%	0.77	%(l)
Portfolio turnover rate (z)^	13%	37%	5%
*	Commencement of Operations.
**	Includes Tax Expense of 0.02%.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
^	Portfolio turnover rate excludes derivatives, if any.

See Notes to Financial Statements.

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Alternatives	98.7%
Fixed Income	1.3

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/GAMCO Mergers and Acquisitions Portfolio	14.3%
EQ/Real Estate PLUS Portfolio	10.3
EQ/Convertible Securities Portfolio	10.1
PowerShares DB G10 Currency Harvest Fund	10.0
iShares® Global Infrastructure ETF	7.5
PowerShares DB Gold Fund	5.9
AXA Natural Resources Portfolio	5.3
EQ/Energy ETF Portfolio	5.0
PowerShares Multi-Strategy Alternative Portfolio	4.6
iShares® U.S. Oil & Gas Exploration & Production ETF	4.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$983.20	$3.27
Hypothetical (5% average return before expenses)	1,000.00	1,021.50	3.33

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.66%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	20,351	$215,315
AXA Natural Resources Portfolio‡	40,049	329,369
BlackRock Global Long/Short Credit Fund, Institutional Class	21,414	224,634
EQ/Convertible Securities Portfolio‡	57,592	625,143
EQ/Energy ETF Portfolio‡	38,711	308,655
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	66,231	885,149
EQ/Real Estate PLUS Portfolio‡	63,023	636,806
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	8,174	58,360
Franklin K2 Alternative Strategies Fund, Advisor Class	5,363	59,204
iShares® Emerging Markets Infrastructure ETF	3,810	126,911
iShares® Global Infrastructure ETF	11,430	464,401
iShares® MSCI Global Agriculture Producers ETF	3,560	95,586
iShares® MSCI Global Gold Miners ETF	13,970	99,746
iShares® U.S. Oil & Gas Exploration & Production ETF	3,920	276,909
PowerShares DB Agriculture Fund*	1,510	35,258
PowerShares DB Base Metals Fund*	7,600	109,364
PowerShares DB Commodity Index Tracking Fund*	11,920	214,560
PowerShares DB G10 Currency Harvest Fund*	26,270	617,345

PowerShares DB Gold Fund*	9,445	364,577
PowerShares DB Silver Fund*	2,080	52,108
PowerShares Multi-Strategy Alternative Portfolio*	12,310	283,745
WisdomTree Managed Futures Strategy Fund*	280	11,953

Total Investment Companies (98.9%) (Cost $6,543,239)		6,095,098

SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	83,358	83,358

Total Short-Term Investments (1.4%) (Cost $83,358)		83,358

Total Investments (100.3%) (Cost $6,626,597)		6,178,456
Other Assets Less Liabilities (-0.3%)		(19,121)

Net Assets (100%)		$6,159,335

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$378,496	$125,299	$154,553	$329,369	$—	$3,090
EQ/Convertible Securities Portfolio	792,031	131,300	313,112	625,143	—	3,246
EQ/Energy ETF Portfolio	386,700	92,299	161,121	308,655	—	4,522
EQ/GAMCO Mergers and Acquisitions Portfolio	1,453,811	243,446	863,247	885,149	—	(5,031)
EQ/Real Estate PLUS Portfolio	805,416	183,620	334,405	636,806	—	8,704

	$3,816,454	$775,964	$1,826,438	$2,785,122	$—	$14,531

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,752,463	$—	$—	$2,752,463
Investment Companies	557,513	2,785,122	—	3,342,635
Short-Term Investments	83,358	—	—	83,358

Total Assets	$3,393,334	$2,785,122	$—	$6,178,456

Total Liabilities	$—	$—	$—	$—

Total	$3,393,334	$2,785,122	$—	$6,178,456

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,650,927
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,206,332

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,783
Aggregate gross unrealized depreciation	(463,332)

Net unrealized depreciation	$(392,549)

Federal income tax cost of investments	$6,571,005

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,919,020)	$2,785,122
Unaffiliated Issuers (Cost $3,707,577)	3,393,334
Cash	22,000
Receivable from investment manager	6,261
Dividends, interest and other receivables	1,615
Receivable from Separate Accounts for Trust shares sold	892
Receivable for securities sold	653
Other assets	79

Total assets	6,209,956

LIABILITIES
Distribution fees payable – Class B	1,268
Trustees’ fees payable	175
Payable to Separate Accounts for Trust shares redeemed	97
Accrued expenses	49,081

Total liabilities	50,621

NET ASSETS	$6,159,335

Net assets were comprised of:
Paid in capital	$6,518,698
Accumulated undistributed net investment income (loss)	13,968
Accumulated undistributed net realized gain (loss) on investments	74,810
Net unrealized appreciation (depreciation) on investments	(448,141)

Net assets	$6,159,335

Class B
Net asset value, offering and redemption price per share, $6,159,335 / 656,937 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$11,616
Interest	39

Total income	11,655

EXPENSES
Professional fees	26,476
Custodian fees	23,496
Distribution fees – Class B	9,161
Administrative fees	5,497
Investment management fees	5,497
Tax expense	540
Printing and mailing expenses	520
Trustees’ fees	127
Miscellaneous	308

Gross expenses	71,622
Less: Waiver from investment manager	(10,994)
Reimbursement from investment manager	(36,268)

Net expenses	24,360

NET INVESTMENT INCOME (LOSS)	(12,705)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($14,531 of realized gain (loss) from affiliates)	22,486
Net change in unrealized appreciation (depreciation) on investments ($19,142 of change in unrealized appreciation (depreciation) from affiliates)	(43,712)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(21,226)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,931)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,705)	$77,987
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	22,486	111,813
Net change in unrealized appreciation (depreciation) on investments	(43,712)	(310,166)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,931)	(120,366)

DIVIDENDS:
Dividends from net investment income
Class B	—	(138,373)

TOTAL DIVIDENDS:	—	(138,373)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 138,611 and 385,137 shares, respectively ]	1,327,331	3,864,484
Capital shares issued in reinvestment of dividends [ 0 and 14,465 shares, respectively ]	—	138,373
Capital shares repurchased [ (292,208) and (27,726) shares, respectively ]	(2,867,839)	(279,035)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,540,508)	3,723,822

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,574,439)	3,465,083
NET ASSETS:
Beginning of period	7,733,774	4,268,691

End of period (a)	$6,159,335	$7,733,774

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,968	$26,673

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.54	$9.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.13	0.07
Net realized and unrealized gain (loss) on investments	(0.14)	(0.15)	(0.17)

Total from investment operations	(0.16)	(0.02)	(0.10)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.14)
Distributions from net realized gains	—	—	(0.02)
Return of capital	—	—	(0.01)

Total dividends and distributions	—	(0.17)	(0.17)

Net asset value, end of period	$9.38	$9.54	$9.73

Total return (b)	(1.68)%	(0.16)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,159	$7,734	$4,269
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.66%**	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.95%	3.01%	3.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%	1.27%	4.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.64)%	(1.09)%	0.96	%(l)
Portfolio turnover rate (z)^	23%	13%	7%
*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Alternatives	98.2%
Fixed Income	1.8

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Real Estate PLUS Portfolio	13.8%
iShares® Global Infrastructure ETF	8.6
AXA Natural Resources Portfolio	8.4
EQ/Energy ETF Portfolio	8.3
PowerShares DB G10 Currency Harvest Fund	7.4
EQ/Convertible Securities Portfolio	7.3
iShares® U.S. Oil & Gas Exploration & Production ETF	6.7
PowerShares DB Gold Fund	5.7
PowerShares DB Commodity Index Tracking Fund	5.1
PowerShares Multi-Strategy Alternative Portfolio	3.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$976.30	$3.23
Hypothetical (5% average return before expenses)	1,000.00	1,021.52	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.66%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	14,885	$157,481
AXA Natural Resources Portfolio‡	43,405	356,967
BlackRock Global Long/Short Credit Fund, Institutional Class	10,775	113,035
EQ/Convertible Securities Portfolio‡	28,526	309,641
EQ/Energy ETF Portfolio‡	44,133	351,882
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	6,779	90,592
EQ/Real Estate PLUS Portfolio‡	57,731	583,337
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	9,223	65,852
Franklin K2 Alternative Strategies Fund, Advisor Class	938	10,356
iShares® Emerging Markets Infrastructure ETF	2,860	95,267
iShares® Global Infrastructure ETF	8,920	362,418
iShares® MSCI Global Agriculture Producers ETF	3,590	96,391
iShares® MSCI Global Gold Miners ETF	16,290	116,311
iShares® U.S. Oil & Gas Exploration & Production ETF	4,040	285,386
PowerShares DB Agriculture Fund*	1,400	32,690
PowerShares DB Base Metals Fund*	6,850	98,572
PowerShares DB Commodity Index Tracking Fund*	11,940	214,920

PowerShares DB G10 Currency Harvest Fund*	13,230	$310,905
PowerShares DB Gold Fund*	6,300	243,180
PowerShares DB Silver Fund*	1,920	48,100
PowerShares Multi-Strategy Alternative Portfolio*	7,110	163,885
WisdomTree Managed Futures Strategy Fund*	1,080	46,105

Total Investment Companies (101.6%) (Cost $4,610,003)		4,153,273

SHORT-TERM INVESTMENT:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	77,237	77,237

Total Short-Term Investments (1.9%) (Cost $77,237)		77,237

Total Investments (103.5%) (Cost $4,687,240)		4,230,510
Other Assets Less Liabilities (-3.5%)		(143,378)

Net Assets (100%)		$4,087,132

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$470,444	$123,090	$218,288	$356,967	$—	$(789)
EQ/Convertible Securities Portfolio	435,197	61,363	188,692	309,641	—	7,879
EQ/Energy ETF Portfolio	471,288	105,590	221,259	351,882	—	(1,260)
EQ/GAMCO Mergers and Acquisitions Portfolio	230,935	24,949	175,442	90,592	—	(3,733)
EQ/Real Estate PLUS Portfolio	844,912	146,613	388,374	583,337	—	14,867

	$2,452,776	$461,605	$1,192,055	$1,692,419	$—	$16,964

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,114,130	$—	$—	$2,114,130
Investment Companies	346,724	1,692,419	—	2,039,143
Short-Term Investments	77,237	—	—	77,237

Total Assets	$2,538,091	$1,692,419	$—	$4,230,510

Total Liabilities	$—	$—	$—	$—

Total	$2,538,091	$1,692,419	$—	$4,230,510

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$966,957
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,423,087

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,267
Aggregate gross unrealized depreciation	(446,318)

Net unrealized depreciation	$(395,051)

Federal income tax cost of investments	$4,625,561

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,857,473)	$1,692,419
Unaffiliated Issuers (Cost $2,829,767)	2,538,091
Cash	17,000
Receivable from investment manager	6,655
Dividends, interest and other receivables	1,695
Other assets	56

Total assets	4,255,916

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	98,869
Payable for securities purchased	21,011
Distribution fees payable – Class B	861
Trustees’ fees payable	134
Accrued expenses	47,909

Total liabilities	168,784

NET ASSETS	$4,087,132

Net assets were comprised of:
Paid in capital	$4,499,119
Accumulated undistributed net investment income (loss)	13,124
Accumulated undistributed net realized gain (loss) on investments	31,619
Net unrealized appreciation (depreciation) on investments	(456,730)

Net assets	$4,087,132

Class B
Net asset value, offering and redemption price per share, $4,087,132 / 450,838 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.07

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$10,216
Interest	29

Total income	10,245

EXPENSES
Professional fees	26,447
Custodian fees	21,780
Distribution fees – Class B	6,428
Administrative fees	3,857
Investment management fees	3,857
Printing and mailing expenses	366
Tax expense	257
Trustees’ fees	91
Miscellaneous	298

Gross expenses	63,381
Less: Waiver from investment manager	(7,714)
Reimbursement from investment manager	(38,698)

Net expenses	16,969

NET INVESTMENT INCOME (LOSS)	(6,724)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($16,964 of realized gain (loss) from affiliates)	18,084
Net change in unrealized appreciation (depreciation) on investments ($(29,907) of change in unrealized appreciation (depreciation) from affiliates)	(54,103)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(36,019)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(42,743)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,724)	$83,051
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	18,084	46,696
Net change in unrealized appreciation (depreciation) on investments	(54,103)	(292,837)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(42,743)	(163,090)

DIVIDENDS:
Dividends from net investment income
Class B	—	(120,212)

TOTAL DIVIDENDS:	—	(120,212)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 95,335 and 206,852 shares, respectively ]	902,291	2,055,013
Capital shares issued in reinvestment of dividends [ 0 and 12,868 shares, respectively ]	—	120,212
Capital shares repurchased [ (256,020) and (16,071) shares, respectively ]	(2,456,302)	(154,948)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,554,011)	2,020,277

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,596,754)	1,736,975
NET ASSETS:
Beginning of period	5,683,886	3,946,911

End of period (a)	$4,087,132	$5,683,886

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,124	$19,848

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.29	$9.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.16	0.08
Net realized and unrealized gain (loss) on investments	(0.21)	(0.35)	(0.25)

Total from investment operations	(0.22)	(0.19)	(0.17)

Less distributions:
Dividends from net investment income	—	(0.20)	(0.11)
Distributions from net realized gains	—	—	(0.01)
Return of capital	—	—	(0.03)

Total dividends and distributions	—	(0.20)	(0.15)

Net asset value, end of period	$9.07	$9.29	$9.68

Total return (b)	(2.37)%	(1.95)%	(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,087	$5,684	$3,947
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.66%**	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.47%	3.40%	3.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.26)%	1.62%	4.62	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.07)%	(1.14)%	1.36	%(l)
Portfolio turnover rate (z)^	19%	12%	7%
*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	52.6%
Fixed Income	47.4

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Equity 500 Index Portfolio	22.3%
EQ/Core Bond Index Portfolio	21.9
EQ/International Equity Index Portfolio	12.0
EQ/Global Bond PLUS Portfolio	7.2
EQ/High Yield Bond Portfolio	6.7
EQ/PIMCO Ultra Short Bond Portfolio	6.1
EQ/Quality Bond PLUS Portfolio	4.9
EQ/Emerging Markets Equity PLUS Portfolio	4.6
Multimanager Mid Cap Value Portfolio	2.7
EQ/Small Company Index Portfolio	2.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$1,014.70	$3.00
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,015.80	1.75
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	71,011	$1,574,259
EQ/Core Bond Index Portfolio‡	1,592,834	15,985,774
EQ/Emerging Markets Equity PLUS Portfolio‡	363,301	3,312,783
EQ/Equity 500 Index Portfolio‡	453,819	16,251,195
EQ/Global Bond PLUS Portfolio‡	583,414	5,268,792
EQ/High Yield Bond Portfolio‡	479,512	4,871,337
EQ/International Equity Index Portfolio‡	941,976	8,759,585
EQ/MFS International Growth Portfolio‡	239,632	1,684,925
EQ/PIMCO Ultra Short Bond Portfolio‡	450,265	4,438,638
EQ/Quality Bond PLUS Portfolio‡	415,876	3,564,541
EQ/Small Company Index Portfolio‡	139,538	1,708,319
Multimanager Aggressive Equity Portfolio‡	34,331	1,590,226
Multimanager Mid Cap Growth Portfolio*‡	142,112	1,467,865
Multimanager Mid Cap Value Portfolio‡	134,206	1,955,692

Total Investment Companies (99.4%) (Cost $61,128,172)		72,433,931

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	408,125	$408,125

Total Short-Term Investments (0.6%) (Cost $408,125)		408,125

Total Investments (100.0%) (Cost $61,536,297)		72,842,056
Other Assets Less Liabilities (0.0%)		11,788

Net Assets (100%)		$72,853,844

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,636,720	$160,221	$262,851	$1,574,259	$—	$7,768
EQ/Core Bond Index Portfolio	16,709,449	1,471,538	2,300,756	15,985,774	—	1,140
EQ/Emerging Markets Equity PLUS Portfolio	3,508,007	207,088	436,252	3,312,783	—	(2,436)
EQ/Equity 500 Index Portfolio	17,510,846	1,045,999	2,390,393	16,251,195	—	93,535
EQ/Global Bond PLUS Portfolio	5,359,075	904,184	884,011	5,268,792	—	(14,865)
EQ/High Yield Bond Portfolio	4,815,560	465,482	548,527	4,871,337	—	2,174
EQ/International Equity Index Portfolio	5,177,489	3,865,597	695,785	8,759,585	—	(2,302)
EQ/International ETF Portfolio	3,416,043	—	5,496,965	—	—	(2,012,178)
EQ/MFS International Growth Portfolio	1,941,628	374,932	757,385	1,684,925	—	(23,807)
EQ/PIMCO Ultra Short Bond Portfolio	4,736,853	279,520	585,208	4,438,638	—	(3,141)
EQ/Quality Bond PLUS Portfolio	2,629,015	1,154,223	226,957	3,564,541	—	(149)
EQ/Small Company Index Portfolio	1,757,600	159,381	282,356	1,708,319	—	4,206
Multimanager Aggressive Equity Portfolio	1,835,757	70,090	203,873	1,590,226	—	197,659
Multimanager Mid Cap Growth Portfolio	1,512,984	70,930	225,952	1,467,865	—	6,638
Multimanager Mid Cap Value Portfolio	2,212,801	93,733	299,538	1,955,692	—	115,857

	$74,759,827	$10,322,918	$15,596,809	$72,433,931	$—	$(1,629,901)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$72,433,931	$—	$72,433,931
Short-Term Investments	408,125	—	—	408,125

Total Assets	$408,125	$72,433,931	$—	$72,842,056

Total Liabilities	$—	$—	$—	$—

Total	$408,125	$72,433,931	$—	$72,842,056

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,322,918
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,966,908

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,354,352
Aggregate gross unrealized depreciation	(1,109,142)

Net unrealized appreciation	$11,245,210

Federal income tax cost of investments	$61,596,846

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $61,128,172)	$72,433,931
Unaffiliated Issuers (Cost $408,125)	408,125
Cash	104,000
Receivable from Separate Accounts for Trust shares sold	5,523
Dividends, interest and other receivables	39
Other assets	721

Total assets	72,952,339

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	18,045
Administrative fees payable	8,586
Distribution fees payable – Class B	6,848
Payable for securities purchased	4,203
Trustees’ fees payable	1,723
Investment management fees payable	1,189
Accrued expenses	57,901

Total liabilities	98,495

NET ASSETS	$72,853,844

Net assets were comprised of:
Paid in capital	$81,340,494
Accumulated undistributed net investment income (loss)	(169,150)
Accumulated undistributed net realized gain (loss) on investments	(19,623,259)
Net unrealized appreciation (depreciation) on investments	11,305,759

Net assets	$72,853,844

Class B
Net asset value, offering and redemption price per share, $33,157,327 / 3,691,441 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.98

Class K
Net asset value, offering and redemption price per share, $39,696,517 / 4,416,558 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$200
Dividends	44

Total income	244

EXPENSES
Administrative fees	51,721
Distribution fees – Class B	41,504
Custodian fees	39,523
Investment management fees	36,715
Professional fees	25,257
Printing and mailing expenses	4,994
Trustees’ fees	1,224
Miscellaneous	540

Gross expenses	201,478
Less: Waiver from investment manager	(31,456)

Net expenses	170,022

NET INVESTMENT INCOME (LOSS)	(169,778)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(1,629,901)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	2,947,995

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,318,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,148,316

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(169,778)	$887,177
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(1,629,901)	8,753,803
Net change in unrealized appreciation (depreciation) on investments	2,947,995	(7,191,382)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,148,316	2,449,598

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(413,873)
Class K	—	(595,933)

	—	(1,009,806)

Distributions from net realized capital gains
Class B	—	(4,379,509)
Class K	—	(5,252,551)

	—	(9,632,060)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,641,866)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 262,454 and 611,436 shares, respectively ]	2,376,487	6,132,025
Capital shares issued in reinvestment of dividends and distributions [ 0 and 527,641 shares, respectively ]	—	4,793,382
Capital shares repurchased [ (369,500) and (937,740) shares, respectively ]	(3,330,752)	(9,332,006)

Total Class B transactions	(954,265)	1,593,401

Class K
Capital shares sold [ 422,477 and 367,832 shares, respectively ]	3,817,983	3,637,257
Capital shares issued in reinvestment of dividends and distributions [ 0 and 643,763 shares, respectively ]	—	5,848,484
Capital shares repurchased [ (667,062) and (823,138) shares, respectively ]	(6,027,731)	(8,268,518)

Total Class K transactions	(2,209,748)	1,217,223

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,164,013)	2,810,624

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,015,697)	(5,381,644)
NET ASSETS:
Beginning of period	74,869,541	80,251,185

End of period (a)	$72,853,844	$74,869,541

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(169,150)	$628

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class B		2014	2013	2012	2011	2010
Net asset value, beginning of period	$8.85	$9.95	$9.13	$8.51	$9.02	$8.31

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.10	0.11	0.11	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.16	0.20	1.16	0.81	(0.38)	0.75

Total from investment operations	0.13	0.30	1.27	0.92	(0.25)	0.88

Less distributions:
Dividends from net investment income	—	(0.12)	(0.13)	(0.12)	(0.14)	(0.12)
Distributions from net realized gains	—	(1.28)	(0.32)	(0.18)	(0.12)	(0.05)

Total dividends and distributions	—	(1.40)	(0.45)	(0.30)	(0.26)	(0.17)

Net asset value, end of period	$8.98	$8.85	$9.95	$9.13	$8.51	$9.02

Total return (b)	1.47%	2.91%	14.06%	10.87%	(2.74)%	10.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,157	$33,628	$35,782	$35,308	$37,239	$42,881
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.69%	0.73%	0.75%	0.72%	0.69%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%	1.00%	1.10%	1.17%	1.43%	1.49%
Before waivers and reimbursements (a)(f)(x)	(0.69)%	0.88%	0.95%	1.05%	1.34%	1.38%
Portfolio turnover rate (z)^	14%	40%	27%	17%	32%	34%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			December 1, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$8.85	$9.94	$9.12	$8.50	$8.74

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.12	0.13	0.13	0.22
Net realized and unrealized gain (loss) on investments	0.16	0.22	1.17	0.82	(0.23)

Total from investment operations	0.14	0.34	1.30	0.95	(0.01)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.16)	(0.15)	(0.16)
Distributions from net realized gains	—	(1.28)	(0.32)	(0.18)	(0.07)

Total dividends and distributions	—	(1.43)	(0.48)	(0.33)	(0.23)

Net asset value, end of period	$8.99	$8.85	$9.94	$9.12	$8.50

Total return (b)	1.58%	3.27%	14.36%	11.17%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,697	$41,241	$44,469	$41,448	$42,472
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.44%	0.48%	0.50%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%	1.22%	1.38%	1.46%	30.30	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.44)%	1.09%	1.23%	1.34%	30.18	%(l)
Portfolio turnover rate (z)^	14%	40%	27%	17%	32%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	71.6%
Fixed Income	28.4

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Equity 500 Index Portfolio	34.4%
EQ/International Equity Index Portfolio	13.9
EQ/Core Bond Index Portfolio	12.4
EQ/Small Company Index Portfolio	5.7
EQ/Emerging Markets Equity PLUS Portfolio	5.1
EQ/High Yield Bond Portfolio	4.7
EQ/Global Bond PLUS Portfolio	4.4
EQ/MFS International Growth Portfolio	4.2
EQ/Quality Bond PLUS Portfolio	3.4
EQ/PIMCO Ultra Short Bond Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$1,018.20	$3.00
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,019.30	1.75
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	153,735	$3,408,177
EQ/Core Bond Index Portfolio‡	1,675,550	16,815,919
EQ/Emerging Markets Equity PLUS Portfolio‡	761,906	6,947,485
EQ/Equity 500 Index Portfolio‡	1,302,293	46,634,914
EQ/Global Bond PLUS Portfolio‡	655,299	5,917,979
EQ/High Yield Bond Portfolio‡	619,348	6,291,924
EQ/International Equity Index Portfolio‡	2,032,009	18,895,976
EQ/MFS International Growth Portfolio‡	815,221	5,732,071
EQ/PIMCO Ultra Short Bond Portfolio‡	462,268	4,556,967
EQ/Quality Bond PLUS Portfolio‡	537,292	4,605,211
EQ/Small Company Index Portfolio‡	628,434	7,693,730
Multimanager Aggressive Equity Portfolio‡	56,312	2,608,403
Multimanager Mid Cap Growth Portfolio*‡	122,820	1,268,600
Multimanager Mid Cap Value Portfolio‡	271,488	3,956,196

Total Investment Companies (99.8%) (Cost $112,315,014)		135,333,552

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	285,797	285,797

Total Short-Term Investments (0.2%) (Cost $285,797)		285,797

Total Investments (100.0%) (Cost $112,600,811)		135,619,349
Other Assets Less Liabilities (0.0%)		20,332

Net Assets (100%)		$135,639,681

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,853,975	$1,791,982	$281,159	$3,408,177	$—	$3,303
EQ/Core Bond Index Portfolio	17,494,193	1,334,126	2,123,962	16,815,919	—	22
EQ/Emerging Markets Equity PLUS Portfolio	6,767,164	480,592	340,047	6,947,485	—	(81)
EQ/Equity 500 Index Portfolio	47,037,587	3,206,100	3,986,642	46,634,914	—	70,348
EQ/Global Bond PLUS Portfolio	5,904,740	567,880	419,404	5,917,979	—	(35)
EQ/High Yield Bond Portfolio	5,550,217	902,929	321,557	6,291,924	—	679
EQ/International Equity Index Portfolio	10,503,973	8,194,909	626,853	18,895,976	—	(4,738)
EQ/International ETF Portfolio	7,093,589	—	12,864,360	—	—	(5,627,401)
EQ/MFS International Growth Portfolio	5,259,004	966,357	775,799	5,732,071	—	(3,356)
EQ/PIMCO Ultra Short Bond Portfolio	4,516,276	386,469	350,559	4,556,967	—	(570)
EQ/Quality Bond PLUS Portfolio	2,269,899	2,397,164	64,774	4,605,211	—	(20)
EQ/Small Company Index Portfolio	7,157,512	677,243	470,045	7,693,730	—	204
Multimanager Aggressive Equity Portfolio	3,106,566	161,922	483,472	2,608,403	—	320,687
Multimanager Mid Cap Growth Portfolio	1,161,222	99,296	82,378	1,268,600	—	108
Multimanager Mid Cap Value Portfolio	4,272,974	149,914	462,462	3,956,196	—	131,613

	$129,948,891	$21,316,883	$23,653,473	$135,333,552	$—	$(5,109,237)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$135,333,552	$—	$135,333,552
Short-Term Investments	285,797	—	—	285,797

Total Assets	$285,797	$135,333,552	$—	$135,619,349

Total Liabilities	$—	$—	$—	$—

Total	$285,797	$135,333,552	$—	$135,619,349

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,316,883
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,544,236

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,473,486
Aggregate gross unrealized depreciation	(1,574,509)

Net unrealized appreciation	$22,898,977

Federal income tax cost of investments	$112,720,372

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $112,315,014)	$135,333,552
Unaffiliated Issuers (Cost $285,797)	285,797
Cash	83,000
Receivable from Separate Accounts for Trust shares sold	29,363
Receivable for securities sold	25,824
Dividends, interest and other receivables	30
Other assets	1,283

Total assets	135,758,849

LIABILITIES
Administrative fees payable	15,839
Payable to Separate Accounts for Trust shares redeemed	15,374
Distribution fees payable – Class B	14,840
Investment management fees payable	10,834
Trustees’ fees payable	3,077
Accrued expenses	59,204

Total liabilities	119,168

NET ASSETS	$135,639,681

Net assets were comprised of:
Paid in capital	$130,501,587
Accumulated undistributed net investment income (loss)	(308,366)
Accumulated undistributed net realized gain (loss) on investments	(17,572,078)
Net unrealized appreciation (depreciation) on investments	23,018,538

Net assets	$135,639,681

Class B
Net asset value, offering and redemption price per share, $71,398,983 / 7,105,144 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.05

Class K
Net asset value, offering and redemption price per share, $64,240,698 / 6,388,448 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.06

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$173
Dividends	35

Total income	208

EXPENSES
Administrative fees	92,924
Distribution fees – Class B	87,440
Investment management fees	65,962
Custodian fees	40,316
Professional fees	25,971
Printing and mailing expenses	8,917
Trustees’ fees	2,164
Miscellaneous	828

Gross expenses	324,522
Less: Waiver from investment manager	(6,184)

Net expenses	318,338

NET INVESTMENT INCOME (LOSS)	(318,130)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(5,109,237)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	7,721,251

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,612,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,293,884

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(318,130)	$1,581,866
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(5,109,237)	12,897,100
Net change in unrealized appreciation (depreciation) on investments	7,721,251	(9,240,572)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,293,884	5,238,394

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(841,578)
Class K	—	(934,052)

	—	(1,775,630)

Distributions from net realized capital gains
Class B	—	(6,823,619)
Class K	—	(6,343,645)

	—	(13,167,264)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(14,942,894)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 722,859 and 1,262,155 shares, respectively ]	7,293,765	13,649,748
Capital shares issued in reinvestment of dividends and distributions [ 0 and 759,333 shares, respectively ]	—	7,665,197
Capital shares repurchased [ (453,949) and (1,033,214) shares, respectively ]	(4,587,134)	(11,190,218)

Total Class B transactions	2,706,631	10,124,727

Class K
Capital shares sold [ 596,248 and 604,034 shares, respectively ]	6,068,198	6,549,357
Capital shares issued in reinvestment of dividends and distributions [ 0 and 721,027 shares, respectively ]	—	7,277,697
Capital shares repurchased [ (531,005) and (799,626) shares, respectively ]	(5,312,746)	(8,632,123)

Total Class K transactions	755,452	5,194,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,462,083	15,319,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,755,967	5,615,158
NET ASSETS:
Beginning of period	129,883,714	124,268,556

End of period (a)	$135,639,681	$129,883,714

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(308,366)	$9,764

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class B		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.87	$10.67	$9.23	$8.40	$8.92	$8.08

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.12	0.12	0.11	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.21	0.32	1.63	0.96	(0.47)	0.83

Total from investment operations	0.18	0.44	1.75	1.07	(0.35)	0.96

Less distributions:
Dividends from net investment income	—	(0.14)	(0.13)	(0.13)	(0.12)	(0.11)
Distributions from net realized gains	—	(1.10)	(0.18)	(0.11)	(0.05)	(0.01)

Total dividends and distributions	—	(1.24)	(0.31)	(0.24)	(0.17)	(0.12)

Net asset value, end of period	$10.05	$9.87	$10.67	$9.23	$8.40	$8.92

Total return (b)	1.82%	4.04%	19.06%	12.79%	(3.88)%	11.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$71,399	$67,492	$62,418	$52,292	$51,415	$53,927
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.61%	0.65%	0.69%	0.67%	0.66%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%	1.12%	1.17%	1.21%	1.32%	1.54%
Before waivers and reimbursements (a)(f)(x)	(0.61)%	1.07%	1.09%	1.14%	1.26%	1.44%
Portfolio turnover rate (z)^	14%	36%	25%	21%	26%	24%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			December 1, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$9.87	$10.67	$9.23	$8.39	$8.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.14	0.15	0.14	0.20
Net realized and unrealized gain (loss) on investments	0.21	0.32	1.63	0.96	(0.21)

Total from investment operations	0.19	0.46	1.78	1.10	(0.01)

Less distributions:
Dividends from net investment income	—	(0.16)	(0.16)	(0.15)	(0.14)
Distributions from net realized gains	—	(1.10)	(0.18)	(0.11)	(0.02)

Total dividends and distributions	—	(1.26)	(0.34)	(0.26)	(0.16)

Net asset value, end of period	$10.06	$9.87	$10.67	$9.23	$8.39

Total return (b)	1.93%	4.31%	19.36%	13.21%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,241	$62,392	$61,851	$49,692	$43,769
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.36%	0.40%	0.44%	0.42%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%	1.32%	1.47%	1.59%	28.40	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.36)%	1.27%	1.39%	1.52%	28.31	%(l)
Portfolio turnover rate (z)^	14%	36%	25%	21%	26%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	82.0%
Fixed Income	18.0

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Equity 500 Index Portfolio	41.6%
EQ/International Equity Index Portfolio	15.5
EQ/Small Company Index Portfolio	7.2
EQ/Core Bond Index Portfolio	7.1
EQ/MFS International Growth Portfolio	5.6
EQ/Emerging Markets Equity PLUS Portfolio	5.6
EQ/High Yield Bond Portfolio	2.8
EQ/Global Bond PLUS Portfolio	2.7
EQ/PIMCO Ultra Short Bond Portfolio	2.5
EQ/Quality Bond PLUS Portfolio	2.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$1,019.90	$3.00
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,020.90	1.75
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	91,552	$2,029,633
EQ/Core Bond Index Portfolio‡	652,879	6,552,336
EQ/Emerging Markets Equity PLUS Portfolio‡	559,047	5,097,705
EQ/Equity 500 Index Portfolio‡	1,067,128	38,213,699
EQ/Global Bond PLUS Portfolio‡	270,918	2,446,647
EQ/High Yield Bond Portfolio‡	256,243	2,603,158
EQ/International Equity Index Portfolio‡	1,525,621	14,186,995
EQ/MFS International Growth Portfolio‡	729,050	5,126,175
EQ/PIMCO Ultra Short Bond Portfolio‡	236,416	2,330,549
EQ/Quality Bond PLUS Portfolio‡	267,335	2,291,371
EQ/Small Company Index Portfolio‡	542,295	6,639,164
Multimanager Aggressive Equity Portfolio‡	24,595	1,139,242
Multimanager Mid Cap Growth Portfolio*‡	93,129	961,922
Multimanager Mid Cap Value Portfolio‡	128,036	1,865,774

Total Investment Companies (99.8%) (Cost $73,362,320)		91,484,370

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	321,019	321,019

Total Short-Term Investments (0.3%) (Cost $321,019)		321,019

Total Investments (100.1%) (Cost $73,683,339)		91,805,389
Other Assets Less Liabilities (-0.1%)		(54,196)

Net Assets (100%)		$91,751,193

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$984,042	$1,185,995	$168,046	$2,029,633	$—	$515
EQ/Core Bond Index Portfolio	7,086,729	603,663	1,183,851	6,552,336	—	(565)
EQ/Emerging Markets Equity PLUS Portfolio	4,963,573	297,370	198,595	5,097,705	—	721
EQ/Equity 500 Index Portfolio	38,339,479	2,119,718	2,615,655	38,213,699	—	20,302
EQ/Global Bond PLUS Portfolio	2,439,759	193,890	129,930	2,446,647	—	(31)
EQ/High Yield Bond Portfolio	2,223,336	418,609	103,942	2,603,158	—	355
EQ/International Equity Index Portfolio	8,004,709	5,944,491	400,476	14,186,995	—	(2,528)
EQ/International ETF Portfolio	5,246,028	—	8,853,340	—	—	(3,502,029)
EQ/MFS International Growth Portfolio	4,646,136	646,720	435,517	5,126,175	—	(2,865)
EQ/PIMCO Ultra Short Bond Portfolio	2,272,547	167,751	112,130	2,330,549	—	(102)
EQ/Quality Bond PLUS Portfolio	903,094	1,417,476	29,029	2,291,371	—	11
EQ/Small Company Index Portfolio	6,380,086	439,130	475,580	6,639,164	—	3,756
Multimanager Aggressive Equity Portfolio	1,397,622	122,156	297,476	1,139,242	—	149,140
Multimanager Mid Cap Growth Portfolio	875,805	48,862	32,599	961,922	—	47
Multimanager Mid Cap Value Portfolio	1,883,592	91,190	161,804	1,865,774	—	4,021

	$87,646,537	$13,697,021	$15,197,970	$91,484,370	$—	$(3,329,252)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$91,484,370	$—	$91,484,370
Short-Term Investments	321,019	—	—	321,019

Total Assets	$321,019	$91,484,370	$—	$91,805,389

Total Liabilities	$—	$—	$—	$—

Total	$321,019	$91,484,370	$—	$91,805,389

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,697,021
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,868,718

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,980,845
Aggregate gross unrealized depreciation	(889,535)

Net unrealized appreciation	$18,091,310

Federal income tax cost of investments	$73,714,079

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $73,362,320)	$91,484,370
Unaffiliated Issuers (Cost $321,019)	321,019
Cash	71,000
Receivable from Separate Accounts for Trust shares sold	38,039
Dividends, interest and other receivables	27
Other assets	892

Total assets	91,915,347

LIABILITIES
Payable for securities purchased	77,795
Distribution fees payable – Class B	12,830
Administrative fees payable	10,735
Investment management fees payable	3,950
Trustees’ fees payable	2,026
Payable to Separate Accounts for Trust shares redeemed	184
Accrued expenses	56,634

Total liabilities	164,154

NET ASSETS	$91,751,193

Net assets were comprised of:
Paid in capital	$83,098,219
Accumulated undistributed net investment income (loss)	(190,757)
Accumulated undistributed net realized gain (loss) on investments	(9,278,319)
Net unrealized appreciation (depreciation) on investments	18,122,050

Net assets	$91,751,193

Class B
Net asset value, offering and redemption price per share, $61,773,660 / 6,031,853 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.24

Class K
Net asset value, offering and redemption price per share, $29,977,533 / 2,924,584 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.25

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$138
Dividends	30

Total income	168

EXPENSES
Distribution fees – Class B	76,002
Administrative fees	63,582
Investment management fees	45,133
Custodian fees	40,168
Professional fees	25,460
Printing and mailing expenses	6,112
Trustees’ fees	1,478
Miscellaneous	644

Gross expenses	258,579
Less: Waiver from investment manager	(24,587)

Net expenses	233,992

NET INVESTMENT INCOME (LOSS)	(233,824)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(3,329,252)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	5,338,782

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,009,530

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,775,706

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(233,824)	$1,049,140
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(3,329,252)	9,046,777
Net change in unrealized appreciation (depreciation) on investments	5,338,782	(6,319,078)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,775,706	3,776,839

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(758,223)
Class K	—	(425,548)

	—	(1,183,771)

Distributions from net realized capital gains
Class B	—	(6,277,791)
Class K	—	(2,950,505)

	—	(9,228,296)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,412,067)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 507,452 and 903,705 shares, respectively ]	5,215,139	9,934,410
Capital shares issued in reinvestment of dividends and distributions [ 0 and 683,801 shares, respectively ]	—	7,036,014
Capital shares repurchased [ (365,981) and (684,123) shares, respectively ]	(3,755,015)	(7,485,493)

Total Class B transactions	1,460,124	9,484,931

Class K
Capital shares sold [ 274,750 and 316,520 shares, respectively ]	2,796,939	3,502,092
Capital shares issued in reinvestment of dividends and distributions [ 0 and 328,158 shares, respectively ]	—	3,376,053
Capital shares repurchased [ (107,013) and (244,363) shares, respectively ]	(1,105,880)	(2,668,289)

Total Class K transactions	1,691,059	4,209,856

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,151,183	13,694,787

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,926,889	7,059,559
NET ASSETS:
Beginning of period	86,824,304	79,764,745

End of period (a)	$91,751,193	$86,824,304

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(190,757)	$43,067

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class B		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.04	$10.86	$9.18	$8.28	$8.86	$7.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.13	0.12	0.11	0.12	0.12
Net realized and unrealized gain (loss) on investments	0.23	0.37	1.90	1.06	(0.53)	0.89

Total from investment operations	0.20	0.50	2.02	1.17	(0.41)	1.01

Less distributions:
Dividends from net investment income	—	(0.14)	(0.13)	(0.13)	(0.12)	(0.10)
Distributions from net realized gains	—	(1.18)	(0.21)	(0.14)	(0.05)	(0.02)

Total dividends and distributions	—	(1.32)	(0.34)	(0.27)	(0.17)	(0.12)

Net asset value, end of period	$10.24	$10.04	$10.86	$9.18	$8.28	$8.86

Total return (b)	1.99%	4.50%	22.16%	14.20%	(4.67)%	12.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,774	$59,151	$54,174	$42,962	$42,928	$42,257
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.65%	0.72%	0.78%	0.76%	0.76%	0.85	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%	1.17%	1.20%	1.23%	1.32%	1.48%
Before waivers and reimbursements (a)(f)(x)	(0.65)%	1.05%	1.02%	1.07%	1.17%	1.24%
Portfolio turnover rate (z)^	13%	30%	23%	23%	18%	18%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			December 1, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$10.04	$10.86	$9.17	$8.28	$8.44

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.15	0.15	0.15	0.19
Net realized and unrealized gain (loss) on investments	0.23	0.38	1.91	1.03	(0.20)

Total from investment operations	0.21	0.53	2.06	1.18	(0.01)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.16)	(0.15)	(0.14)
Distributions from net realized gains	—	(1.18)	(0.21)	(0.14)	(0.01)

Total dividends and distributions	—	(1.35)	(0.37)	(0.29)	(0.15)

Net asset value, end of period	$10.25	$10.04	$10.86	$9.17	$8.28

Total return (b)	2.09%	4.76%	22.60%	14.36%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,978	$27,674	$25,591	$19,777	$16,948
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.40%	0.47%	0.53%	0.51%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%	1.40%	1.48%	1.70%	27.43	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.40)%	1.28%	1.30%	1.54%	27.24	%(l)
Portfolio turnover rate (z)^	13%	30%	23%	23%	18%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	92.1%
Fixed Income	7.9

Top 10 Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Equity 500 Index Portfolio	45.9%
EQ/International Equity Index Portfolio	17.3
EQ/Small Company Index Portfolio	8.5
EQ/MFS International Growth Portfolio	7.0
EQ/Emerging Markets Equity PLUS Portfolio	6.0
EQ/Core Bond Index Portfolio	3.7
EQ/BlackRock Basic Value Equity Portfolio	2.9
Multimanager Mid Cap Value Portfolio	2.5
EQ/High Yield Bond Portfolio	1.6
Multimanager Aggressive Equity Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$1,022.20	$3.01
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,024.20	1.76
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	82,048	$1,818,933
EQ/Core Bond Index Portfolio‡	229,784	2,306,130
EQ/Emerging Markets Equity PLUS Portfolio‡	418,904	3,819,802
EQ/Equity 500 Index Portfolio‡	808,393	28,948,451
EQ/Global Bond PLUS Portfolio‡	56,568	510,859
EQ/High Yield Bond Portfolio‡	100,985	1,025,901
EQ/International Equity Index Portfolio‡	1,172,856	10,906,574
EQ/MFS International Growth Portfolio‡	624,644	4,392,067
EQ/PIMCO Ultra Short Bond Portfolio‡	63,515	626,117
EQ/Quality Bond PLUS Portfolio‡	40,801	349,715
EQ/Small Company Index Portfolio‡	437,506	5,356,255
Multimanager Aggressive Equity Portfolio‡	13,801	639,293
Multimanager Mid Cap Growth Portfolio*‡	60,523	625,133
Multimanager Mid Cap Value Portfolio‡	108,062	1,574,714

Total Investment Companies (99.8%) (Cost $50,455,161)		62,899,944

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	178,414	$178,414

Total Short-Term Investments (0.3%) (Cost $178,414)		178,414

Total Investments (100.1%) (Cost $50,633,575)		63,078,358
Other Assets Less Liabilities (-0.1%)		(64,303)

Net Assets (100%)		$63,014,055

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates during the six months ended June 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,021,393	$897,621	$128,548	$1,818,933	$—	$195
EQ/Core Bond Index Portfolio	2,141,983	212,771	60,838	2,306,130	—	22
EQ/Emerging Markets Equity PLUS Portfolio	3,664,416	293,043	156,660	3,819,802	—	283
EQ/Equity 500 Index Portfolio	28,690,976	2,065,402	2,089,529	28,948,451	—	2,146
EQ/Global Bond PLUS Portfolio	488,618	73,261	39,285	510,859	—	(49)
EQ/High Yield Bond Portfolio	742,440	306,471	45,591	1,025,901	—	184
EQ/International Equity Index Portfolio	6,254,947	4,601,109	435,330	10,906,574	—	(3,336)
EQ/International ETF Portfolio	3,881,583	—	6,472,638	—	—	(2,512,996)
EQ/MFS International Growth Portfolio	3,908,373	597,088	331,391	4,392,067	—	(2,381)
EQ/PIMCO Ultra Short Bond Portfolio	604,472	50,731	29,710	626,117	—	(24)
EQ/Quality Bond PLUS Portfolio	212,622	142,639	6,015	349,715	—	4
EQ/Small Company Index Portfolio	4,914,055	449,884	238,056	5,356,255	—	369
Multimanager Aggressive Equity Portfolio	562,387	117,112	66,690	639,293	—	227
Multimanager Mid Cap Growth Portfolio	562,638	41,961	24,156	625,133	—	(6)
Multimanager Mid Cap Value Portfolio	1,501,552	73,602	45,110	1,574,714	—	183

	$59,152,455	$9,922,695	$10,169,547	$62,899,944	$—	$(2,515,179)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$62,899,944	$—	$62,899,944
Short-Term Investments	178,414	—	—	178,414

Total Assets	$178,414	$62,899,944	$—	$63,078,358

Total Liabilities	$—	$—	$—	$—

Total	$178,414	$62,899,944	$—	$63,078,358

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2015.

The Portfolio held no derivatives contracts during the six months ended June 30, 2015.

Investment security transactions for the six months ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,922,695
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,654,368

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,876,926
Aggregate gross unrealized depreciation	(491,172)

Net unrealized appreciation	$12,385,754

Federal income tax cost of investments	$50,692,604

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $50,455,161)	$62,899,944
Unaffiliated Issuers (Cost $178,414)	178,414
Cash	29,000
Receivable from Separate Accounts for Trust shares sold	40,057
Dividends, interest and other receivables	12
Other assets	592

Total assets	63,148,019

LIABILITIES
Payable for securities purchased	68,677
Distribution fees payable – Class B	10,540
Administrative fees payable	5,616
Trustees’ fees payable	1,375
Payable to Separate Accounts for Trust shares redeemed	866
Accrued expenses	46,890

Total liabilities	133,964

NET ASSETS	$63,014,055

Net assets were comprised of:
Paid in capital	$56,682,873
Accumulated undistributed net investment income (loss)	(154,321)
Accumulated undistributed net realized gain (loss) on investments	(5,959,280)
Net unrealized appreciation (depreciation) on investments	12,444,783

Net assets	$63,014,055

Class B
Net asset value, offering and redemption price per share, $50,678,047 / 4,991,961 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.15

Class K
Net asset value, offering and redemption price per share, $12,336,008 / 1,214,551 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$68
Dividends	14

Total income	82

EXPENSES
Distribution fees – Class B	61,176
Administrative fees	43,027
Custodian fees	40,934
Investment management fees	30,542
Professional fees	25,049
Printing and mailing expenses	4,127
Trustees’ fees	995
Miscellaneous	526

Gross expenses	206,376
Less: Waiver from investment manager	(38,284)

Net expenses	168,092

NET INVESTMENT INCOME (LOSS)	(168,010)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(2,515,179)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	3,994,341

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,479,162

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,311,152

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(168,010)	$701,493
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(2,515,179)	6,244,403
Net change in unrealized appreciation (depreciation) on investments	3,994,341	(4,317,664)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,311,152	2,628,232

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(616,562)
Class K	—	(173,619)

	—	(790,181)

Distributions from net realized capital gains
Class B	—	(5,054,707)
Class K	—	(1,214,604)

	—	(6,269,311)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(7,059,492)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 520,897 and 864,602 shares, respectively ]	5,307,356	9,392,448
Capital shares issued in reinvestment of dividends and distributions [ 0 and 557,115 shares, respectively ]	—	5,671,269
Capital shares repurchased [ (192,336) and (478,328) shares, respectively ]	(1,971,778)	(5,030,286)

Total Class B transactions	3,335,578	10,033,431

Class K
Capital shares sold [ 160,654 and 279,259 shares, respectively ]	1,619,123	3,033,039
Capital shares issued in reinvestment of dividends and distributions [ 0 and 136,233 shares, respectively ]	—	1,388,223
Capital shares repurchased [ (87,846) and (234,560) shares, respectively ]	(898,254)	(2,579,393)

Total Class K transactions	720,869	1,841,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,056,447	11,875,300

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,367,599	7,444,040
NET ASSETS:
Beginning of period	57,646,456	50,202,416

End of period (a)	$63,014,055	$57,646,456

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(154,321)	$13,689

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
Class B		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.93	$10.73	$8.81	$7.87	$8.50	$7.62

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.14	0.12	0.13	0.10	0.09
Net realized and unrealized gain (loss) on investments	0.25	0.38	2.10	1.08	(0.57)	0.92

Total from investment operations	0.22	0.52	2.22	1.21	(0.47)	1.01

Less distributions:
Dividends from net investment income	—	(0.14)	(0.13)	(0.13)	(0.11)	(0.09)
Distributions from net realized gains	—	(1.18)	(0.17)	(0.14)	(0.05)	(0.04)

Total dividends and distributions	—	(1.32)	(0.30)	(0.27)	(0.16)	(0.13)

Net asset value, end of period	$10.15	$9.93	$10.73	$8.81	$7.87	$8.50

Total return (b)	2.22%	4.73%	25.31%	15.34%	(5.53)%	13.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,678	$46,316	$39,901	$30,093	$24,966	$24,047
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.73%	0.81%	0.92%	0.95%	0.99%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%	1.27%	1.22%	1.47%	1.22%	1.21%
Before waivers and reimbursements (a)(f)(x)	(0.73)%	1.06%	0.91%	1.13%	0.83%	0.71%
Portfolio turnover rate (z)^	13%	32%	26%	25%	13%	18%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,			December 1, 2011* to December 31, 2011
Class K		2014	2013	2012
Net asset value, beginning of period	$9.92	$10.72	$8.81	$7.86	$8.01

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.14	0.16	0.15	0.17
Net realized and unrealized gain (loss) on investments	0.26	0.41	2.07	1.09	(0.18)

Total from investment operations	0.24	0.55	2.23	1.24	(0.01)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.15)	(0.15)	(0.13)
Distributions from net realized gains	—	(1.18)	(0.17)	(0.14)	(0.01)

Total dividends and distributions	—	(1.35)	(0.32)	(0.29)	(0.14)

Net asset value, end of period	$10.16	$9.92	$10.72	$8.81	$7.86

Total return (b)	2.42%	4.99%	25.51%	15.79%	(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,336	$11,331	$10,301	$7,042	$5,521
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.48%	0.56%	0.67%	0.70%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%	1.28%	1.63%	1.75%	26.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.48)%	1.07%	1.31%	1.41%	25.66	%(l)
Portfolio turnover rate (z)^	13%	32%	26%	25%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies)
As of June 30, 2015
Equity	100.0%

Top Holdings (as a percentage of Total Investment Companies)
As of June 30, 2015
EQ/Equity 500 Index Portfolio	45.0%
EQ/International Equity Index Portfolio	15.5
EQ/Small Company Index Portfolio	12.0
EQ/MFS International Growth Portfolio	11.3
EQ/BlackRock Basic Value Equity Portfolio	7.8
EQ/Emerging Markets Equity PLUS Portfolio	6.1
Multimanager Aggressive Equity Portfolio	1.8
Multimanager Mid Cap Growth Portfolio	0.3
Multimanager Mid Cap Value Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on May 1, 2015, the ‘Hypothetical Expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/15†	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Class B
Actual	$1,000.00	$986.00	$1.00
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	986.00	0.58
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

†   Commenced operations on May 1, 2015.

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 61/365 for Class B and Class K (to reflect the actual number of days in the period).

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	104,678	$2,320,629
EQ/Emerging Markets Equity PLUS Portfolio‡	198,854	1,813,261
EQ/Equity 500 Index Portfolio‡	372,852	13,351,768
EQ/International Equity Index Portfolio‡	493,443	4,588,604
EQ/MFS International Growth Portfolio‡	477,716	3,358,967
EQ/Small Company Index Portfolio‡	290,727	3,559,288
Multimanager Aggressive Equity Portfolio‡	11,446	530,189
Multimanager Mid Cap Growth Portfolio*‡	7,498	77,441

Multimanager Mid Cap Value Portfolio‡	5,169	$75,327

Total Investments (100.0%) (Cost $30,075,455)		29,675,474
Other Assets Less Liabilities (0.0%)		(14,533)

Net Assets (100%)		$29,660,941

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the period ended June 30, 2015, were as follows:

Securities	Value May 1, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$—	$2,332,561	$1,714	$2,320,629	$—	$(2)
EQ/Emerging Markets Equity PLUS Portfolio	—	1,956,341	1,444	1,813,261	—	(7)
EQ/Equity 500 Index Portfolio	—	13,468,658	9,858	13,351,768	—	28
EQ/International Equity Index Portfolio	—	4,740,366	3,505	4,588,604	—	(25)
EQ/MFS International Growth Portfolio	—	3,461,220	2,546	3,358,967	—	(6)
EQ/Small Company Index Portfolio	—	3,461,219	2,541	3,559,288	—	— #
Multimanager Aggressive Equity Portfolio	—	526,707	387	530,189	—	— #
Multimanager Mid Cap Growth Portfolio	—	75,244	55	77,441	—	— #
Multimanager Mid Cap Value Portfolio	—	75,244	55	75,327	—	— #

	$—	$30,097,560	$22,105	$29,675,474	$—	$(12)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$29,675,474	$—	$29,675,474

Total Assets	$—	$29,675,474	$—	$29,675,474

Total Liabilities	$—	$—	$—	$—

Total	$—	$29,675,474	$—	$29,675,474

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2015.

The Portfolio held no derivatives contracts during the period ended June 30, 2015.

Investment security transactions for the period ended June 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,097,560
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,093

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,870
Aggregate gross unrealized depreciation	(506,851)

Net unrealized depreciation	$(399,981)

Federal income tax cost of investments	$30,075,455

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $30,075,455)	$29,675,474
Cash	90
Receivable from Separate Accounts for Trust shares sold	1,688
Receivable for securities sold	127
Other assets	145

Total assets	29,677,524

LIABILITIES
Administrative fees payable	212
Trustees’ fees payable	120
Distribution fees payable – Class B	27
Payable to Separate Accounts for Trust shares redeemed	2
Accrued expenses	16,222

Total liabilities	16,583

NET ASSETS	$29,660,941

Net assets were comprised of:
Paid in capital	$30,078,308
Accumulated undistributed net investment income (loss)	(17,374)
Accumulated undistributed net realized gain (loss) on investments	(12)
Net unrealized appreciation (depreciation) on investments	(399,981)

Net assets	$29,660,941

Class B
Net asset value, offering and redemption price per share, $174,716 / 17,724 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.86

Class K
Net asset value, offering and redemption price per share, $29,486,225 / 2,990,005 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.86

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2015* (Unaudited)

INVESTMENT INCOME
Interest	$353
Dividends	— #

Total income	353

EXPENSES
Professional fees	10,119
Administrative fees	7,120
Custodian fees	5,976
Investment management fees	5,052
Printing and mailing expenses	882
Trustees’ fees	122
Distribution fees – Class B	48
Miscellaneous	132

Gross expenses	29,451
Less: Waiver from investment manager	(11,724)

Net expenses	17,727

NET INVESTMENT INCOME (LOSS)	(17,374)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(12)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(399,981)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(399,993)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(417,367)

#	Amount rounds to less than $0.50.
*	The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

May 1, 2015* to June 30, 2015 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(17,374)
Net realized gain (loss) on investments	(12)
Net change in unrealized appreciation (depreciation) on investments	(399,981)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(417,367)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 19,775 shares ]	198,759
Capital shares repurchased [ (2,051) shares ]	(20,497)

Total Class IB transactions	178,262

Class K
Capital shares sold [ 2,990,005 shares ]	29,900,046

Total Class K transactions	29,900,046

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,078,308

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,660,941
NET ASSETS:
Beginning of period	—

End of period (a)	$29,660,941

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(17,374)

* The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	May 1, 2015* to June 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.13)

Total from investment operations	(0.14)

Net asset value, end of period	$9.86

Total return (b)	(1.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$175
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%
Before waivers (a)(f)	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.59	)%(l)
Before waivers (a)(f)(x)	(0.66	)%(l)
Portfolio turnover rate (z)^	0	%#

Class K	May 1, 2015* to June 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.13)

Total from investment operations	(0.14)

Net asset value, end of period	$9.86

Total return (b)	(1.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,486
Ratio of expenses to average net assets:
After waivers (a)(f)	0.35%
Before waivers (a)(f)	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.34	)%(l)
Before waivers (a)(f)(x)	(0.41	)%(l)
Portfolio turnover rate (z)^	0	%#
*	Commencement of Operations.
#	Amount is less than 0.5%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty-nine diversified Portfolios (each a “Portfolio” and together “the Portfolios”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On April 30, 2015, FMG LLC contributed seed capital into the Target 2055 Allocation Portfolio in the amounts of $100,000 and $29,900,000 for Class B and Class K, respectively. Operations for this fund commenced on May 1, 2015.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with certain vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Portfolios are types of mutual funds often described as “fund of funds.” Each of the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (each an “AXA Allocation Portfolio” and together the “AXA Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 and Target 2055 Allocation Portfolio (each a “Target Allocation Portfolio” and together the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust, a separate registered investment company managed by FMG LLC. Each of the CharterSM Fixed Income Portfolio, CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Equity Portfolio, CharterSM International Conservative Portfolio, CharterSM International Moderate Portfolio, CharterSM International Growth Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM Multi-Sector Bond Portfolio, CharterSM Real Assets Portfolio, CharterSM Small Cap Growth Portfolio, CharterSM Small Cap Value Portfolio, CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio, and CharterSM Alternative 100 Growth Portfolio (each a “Charter Allocation Portfolio” and together the “Charter Allocation Portfolios”) pursues its investment objective by investing in other affiliated mutual funds within the EQ Advisors Trust managed by FMG LLC and other unaffiliated investment companies or exchange-traded funds (“ETFs”).

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to portfolios of EQ Advisors Trust.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

CharterSM Fixed Income Portfolio — Seeks a high level of current income.

CharterSM Conservative Portfolio — Seeks a high level of current income.

CharterSM Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Moderate Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Aggressive Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

CharterSM Equity Portfolio — Seeks long-term capital appreciation.

CharterSM International Conservative Portfolio — Seeks a high level of current income.

CharterSM International Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM International Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Income Strategies Portfolio — Seeks a high level of current income.

CharterSM Interest Rate Strategies Portfolio — Seeks to achieve long-term total return, consistent with the preservation of capital and prudent investment management.

CharterSM Multi-Sector Bond Portfolio — Seeks to achieve high total return through a combination of current income and capital appreciation.

CharterSM Real Assets Portfolio — Seeks to achieve maximum real return.

CharterSM Small Cap Growth Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Small Cap Value Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Alternative 100 Conservative Plus Portfolio — Seeks long-term capital appreciation.

CharterSM Alternative 100 Moderate Portfolio — Seeks long-term capital appreciation.

CharterSM Alternative 100 Growth Portfolio — Seeks long-term capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. GAAP.

On April 21, 2014 CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio converted from a multi-manager structure to a fund-of-funds structure. Details of the conversion are in Note 10: Substitution, Reorganization and In-Kind Transactions.

Valuation:

Equity securities (including ETFs) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2015 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and investment sub-advisers (“Advisers”) for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAVs. The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. At June 30, 2015, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments is presented net of deferred taxes on unrealized gains in each Statement of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2014, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for losses due to Post-October Loss Deferrals (CharterSM Multi-Sector Bond Portfolio), Capital Loss Carryovers (CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio, CharterSM Small Cap Value Portfolio and CharterSM Alternative 100 Growth Portfolio), Partnership Basis Adjustments (CharterSM Real Assets Portfolio, CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio and CharterSM Alternative 100 Growth Portfolio), Loss Deferrals Due to Investments in Affiliated Fund of Fund Investments (AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio), and Realized Gains/Losses from the Conversions (AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

first business day of a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2014 and December 31, 2013, were as follows:

	Year Ended December 31, 2014				Year Ended December 31, 2013
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$13,939,706	$46,142,125	$99,748	$15,248,751	$18,270,254	$45,289,379	$205,011	$22,922,438
AXA Conservative-Plus Allocation	18,467,629	66,683,479	136,910	30,752,208	27,514,355	56,379,010	595,229	42,095,652
AXA Moderate Allocation	117,043,207	414,416,005	2,455,292	192,399,042	169,360,881	277,543,120	2,003,115	253,848,093
AXA Moderate-Plus Allocation	160,385,187	735,156,800	1,810,420	297,128,951	248,743,978	375,905,579	4,767,412	399,596,649
AXA Aggressive Allocation	62,077,228	315,572,714	1,316,748	135,521,626	94,404,107	95,566,113	1,581,492	149,692,500
CharterSM Fixed Income	114,004	—	1,986	—	45,191	3,835	—	—
CharterSM Conservative	239,383	3,181	7,875	65,034	49,032	13,989	—	3,692
CharterSM Moderate	289,432	21,406	15,718	143,496	50,571	13,823	—	11,497
CharterSM Moderate Growth	192,006	32,908	18,281	127,224	66,295	14,413	—	25,498
CharterSM Growth	204,244	36,708	40,354	170,852	57,484	13,539	—	26,072
CharterSM Aggressive Growth	103,539	9,181	8,575	100,766	55,632	29,641	—	13,751
CharterSM Equity	64,198	61,370	3,898	100,524	61,734	13,706	—	47,664
CharterSM International Conservative	132,137	—	2,167	2,496	42,859	6,447	—	—
CharterSM International Moderate	137,216	—	3,204	7,109	42,928	5,681	—	—
CharterSM International Growth	136,263	—	4,227	12,273	43,301	4,622	—	—
CharterSM Income Strategies	191,780	25,802	7,429	62,421	79,751	11,486	—	28,387
CharterSM Interest Rate Strategies	207,908	10,440	9,390	65,290	49,729	13,671	—	15,329
CharterSM Multi-Sector Bond	6,264,005	—	4,719	—	18,051,766	—	387,161	—
CharterSM Real Assets	123,441	—	—	—	29,039	—	—	—
CharterSM Small Cap Growth	—	—	—	—	—	—	—	—
CharterSM Small Cap Value	325,089	—	—	—	1,852,765	—	—	—
CharterSM Alternative 100 Conservative Plus	101,946	—	13,436	12,298	62,400	12,405	—	311

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

	Year Ended December 31, 2014				Year Ended December 31, 2013
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
CharterSM Alternative 100 Moderate	$138,373	$—	$19,943	$3,462	$56,846	$10,214	$—	$—
CharterSM Alternative 100 Growth	120,212	—	11,163	—	42,097	3,579	—	—
Target 2015 Allocation	1,149,055	9,492,811	61,876	768,293	1,276,015	2,394,226	15,100	1,886,495
Target 2025 Allocation	2,033,580	12,909,314	93,241	1,681,981	1,695,211	1,935,819	117,533	2,364,562
Target 2035 Allocation	1,351,122	9,060,945	34,985	1,362,087	1,120,990	1,352,959	104,719	1,678,161
Target 2045 Allocation	865,093	6,194,399	33,318	1,016,896	637,225	707,387	42,314	1,118,265

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolios have capital loss carryforward amounts from prior to the RIC Mod Act available for use and utilized during 2014 as follows:

	Expiring
Portfolios:	2015	2016	2017	2018	Total	Utilized
CharterSM Multi-Sector Bond	$—	$1,510,950	$507,367,626	$—	$508,878,576	$5,745,391
CharterSM Small Cap Growth	—	—	4,033,352	—	4,033,352	36,708,615
CharterSM Small Cap Value	—	11,145,281	259,529,581	—	270,674,862	26,355,705

The following Portfolios utilized net capital loss carryforwards during 2014 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act as follows:

	Utilized		Losses Carried Forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
CharterSM Fixed Income	$—	$—	$10,134	$—
CharterSM Real Assets	—	—	26,354	25,886
CharterSM Alternative 100 Growth	—	—	21,242	18,217

Note 2	Management of the Trust

The Trust has entered into an investment management agreement (the “Management Agreement”) with FMG LLC. The Management Agreement for the Portfolios obligates the Manager to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the Portfolios; (iii) implement and monitor the investment programs and results; (iv) apprise the Trustees/Trust of developments materially affecting the Portfolios; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. For

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

the six months ended June 30, 2015, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM Fixed Income	0.150% of average daily net assets
CharterSM Conservative	0.150% of average daily net assets
CharterSM Moderate	0.150% of average daily net assets
CharterSM Moderate Growth	0.150% of average daily net assets
CharterSM Growth	0.150% of average daily net assets
CharterSM Aggressive Growth	0.150% of average daily net assets
CharterSM Equity	0.150% of average daily net assets
CharterSM International Conservative	0.150% of average daily net assets
CharterSM International Moderate	0.150% of average daily net assets
CharterSM International Growth	0.150% of average daily net assets
CharterSM Income Strategies	0.150% of average daily net assets
CharterSM Interest Rate Strategies	0.150% of average daily net assets
CharterSM Multi-Sector Bond	0.150% of average daily net assets
CharterSM Real Assets	0.150% of average daily net assets
CharterSM Small Cap Growth	0.150% of average daily net assets
CharterSM Small Cap Value	0.150% of average daily net assets
CharterSM Alternative 100 Conservative Plus	0.150% of average daily net assets
CharterSM Alternative 100 Moderate	0.150% of average daily net assets
CharterSM Alternative 100 Growth	0.150% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $10 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100%	0.095%	0.090%
AXA Moderate Allocation	0.100%	0.095%	0.090%
AXA Moderate-Plus Allocation	0.100%	0.095%	0.090%
AXA Aggressive Allocation	0.100%	0.095%	0.090%

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays to FMG LLC, as Administrator, an annual fee in accordance with the following schedule:

(i) Each AXA Allocation and Target Allocation Portfolio pays the greater of $32,500 or its proportionate share of an asset-based administration fee. For purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios and Target Allocation Portfolios are aggregated. The asset based administration fee is equal to an annual rate of 0.150% of the first $20 billion of the aggregate average daily net assets of the AXA Allocation Portfolios and Target Allocation Portfolios; 0.125% on the next $5 billion; and 0.100% thereafter.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

(ii) Each Charter Allocation Portfolio pays the greater of $32,500 or its proportionate share of an asset-based administration fee. The asset-based administration fee is equal to an annual rate of 0.15% of the aggregate average daily net assets of the Charter Allocation Portfolios.

Pursuant to a sub-administration agreement with FMG LLC, the Sub-Administrator provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2016 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, FMG LLC has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, FMG LLC has agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM Fixed Income	N/A	N/A	0.65%
CharterSM Conservative	N/A	N/A	0.65%
CharterSM Moderate	N/A	N/A	0.65%
CharterSM Moderate Growth	N/A	N/A	0.65%
CharterSM Growth	N/A	N/A	0.65%
CharterSM Aggressive Growth	N/A	N/A	0.65%
CharterSM Equity	N/A	N/A	0.65%

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM International Conservative	N/A	N/A	0.65%
CharterSM International Moderate	N/A	N/A	0.65%
CharterSM International Growth	N/A	N/A	0.65%
CharterSM Income Strategies	N/A	N/A	0.65%
CharterSM Interest Rate Strategies	N/A	N/A	0.65%
CharterSM Real Assets	N/A	N/A	0.65%
CharterSM Alternative 100 Conservative Plus	N/A	N/A	0.65%
CharterSM Alternative 100 Moderate	N/A	N/A	0.65%
CharterSM Alternative 100 Growth	N/A	N/A	0.65%
Target 2015 Allocation	0.35%	0.60%	0.60%
Target 2025 Allocation	0.35%	0.60%	0.60%
Target 2035 Allocation	0.35%	N/A	0.60%
Target 2045 Allocation	0.35%	N/A	0.60%
Target 2055 Allocation	0.35%	N/A	0.60%

+	Includes amounts payable pursuant to Rule 12b-1

The expenses as a percentage of daily net assets for each of the following Portfolios, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), are limited to the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
AXA Aggressive Allocation	1.00%	1.25%	1.25%
AXA Conservative Allocation	0.75%	1.00%	1.00%
AXA Conservative-Plus Allocation	0.85%	1.10%	1.10%
AXA Moderate Allocation	0.90%	1.15%	1.15%
AXA Moderate-Plus Allocation	0.95%	1.20%	1.20%
CharterSM Small Cap Growth	1.20%	1.45%	1.45%
CharterSM Small Cap Value	1.20%	1.45%	1.45%
CharterSM Multi-Sector Bond	0.85%	1.10%	1.10%

+	Includes amounts payable pursuant to Rule 12b-1

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and FMG LLC has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses. FMG LLC’s selection of Underlying Portfolios and Underlying ETFs may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

During the six months ended June 30, 2015, FMG LLC received recoupment from the following Portfolios:

Portfolios:	Recoupment
AXA Conservative-Plus Allocation	$22,447
AXA Moderate Allocation	1,958
CharterSM Multi-Sector Bond	50,507
CharterSM Small Cap Value	14,092

$89,004

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2015, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2015	2016	2017	2018	Total Eligible For Reimbursement
AXA Conservative Allocation	$810,763	$1,557,255	$1,277,561	$442,268	$4,087,847
AXA Conservative-Plus Allocation	192,570	399,399	353,170	1,397	946,536
CharterSM Fixed Income	—	59,171	164,966	57,747	281,884
CharterSM Conservative	—	59,151	255,995	103,093	418,239
CharterSM Moderate	—	59,160	256,110	101,881	417,151
CharterSM Moderate Growth	—	59,116	260,069	103,959	423,144
CharterSM Growth	—	59,111	257,940	103,708	420,759
CharterSM Aggressive Growth	—	59,188	251,513	98,910	409,611
ChatrerSM Equity	—	59,165	185,500	67,115	311,780
CharterSM International Conservative	—	59,179	163,963	53,854	276,996
CharterSM International Moderate	—	59,180	157,720	55,562	272,462
CharterSM International Growth	—	59,181	159,747	52,070	270,998
CharterSM Income Strategies	—	59,176	176,457	61,974	297,607
CharterSM Interest Rate Strategies	—	59,176	176,251	61,026	296,453
CharterSM Multi-Sector Bond	—	—	—	16,674	16,674
CharterSM Real Assets	—	59,188	138,870	42,629	240,687
CharterSM Small Cap Growth	—	64,386	122,184	36,127	222,697
CharterSM Small Cap Value	—	37,987	79,565	48,242	165,794
CharterSM Alternative 100 Conservative Plus	—	59,172	142,715	46,505	248,392
CharterSM Alternative 100 Moderate	—	59,168	145,055	47,262	251,485
CharterSM Alternative 100 Growth	—	59,187	141,425	46,412	247,024
Target 2015 Allocation	49,673	123,469	101,668	31,456	306,266
Target 2025 Allocation	39,771	96,322	63,259	6,184	205,536
Target 2035 Allocation	54,004	129,802	98,857	24,587	307,250
Target 2045 Allocation	61,930	139,595	114,656	38,284	354,465
Target 2055 Allocation	—	—	—	11,724	11,724

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

During the six months ended June 30, 2015, FMG LLC voluntarily waived fees for three Portfolios. The amounts are as follows and are not eligible for recoupment.

Portfolios:	Voluntary Waivers
CharterSM Multi-Sector Bond	$30,882
CharterSM Small Cap Growth	64,771
CharterSM Small Cap Value	117,201

$212,854

Note 7	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee. At June 30, 2015, the total amount deferred by the Trustees participating in the Plan was $812,911.

Note 8	Percentage of Ownership by Affiliates

At June 30, 2015, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
CharterSM Fixed Income	73.41%
CharterSM Aggressive Growth	36.19%
CharterSM Equity	74.63%
CharterSM International Conservative	88.97%
CharterSM International Moderate	80.41%
CharterSM International Growth	85.10%
CharterSM Income Strategies	46.15%
CharterSM Interest Rate Strategies	24.18%
CharterSM Real Assets	79.06%
CharterSM Alternative 100 Conservative Plus	48.05%
CharterSM Alternative 100 Moderate	24.38%
CharterSM Alternative 100 Growth	45.94%
Target 2055 Allocation	99.74%

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of June 30, 2015.

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Global Equity Managed Volatility	0.20%	0.98%	7.85%	10.22%	4.11%
AXA International Core Managed Volatility	0.29	0.79	7.41	11.89	5.14
AXA International Value Managed Volatility	0.30	0.79	5.63	11.61	6.59

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Large Cap Core Managed Volatility	1.07%	1.58%	9.22%	15.62%	6.64%
AXA Large Cap Growth Managed Volatility	0.51	0.85	4.91	7.13	2.68
AXA Large Cap Value Managed Volatility	0.14	0.46	3.56	8.65	4.67
AXA/AB Small Cap Growth	0.17	0.91	10.45	16.88	5.72
AXA/Franklin Small Cap Value Managed Volatility	—	1.00	10.79	27.32	11.30
AXA/Horizon Small Cap Value	—	3.62	9.23	25.56	8.68
AXA/Loomis Sayles Growth	1.54	5.35	33.10	62.90	29.52
AXA/Lord Abbett Micro Cap	0.65	1.59	16.32	41.72	18.48
AXA/Morgan Stanley Small Cap Growth	0.69	1.12	15.21	39.15	19.37
AXA/Pacific Global Small Cap Value	—	2.62	11.62	25.53	7.44
ATM International Managed Volatility	1.13	3.33	31.01	46.07	18.46
ATM Large Cap Managed Volatility	2.37	4.29	27.45	45.35	20.53
ATM Mid Cap Managed Volatility	1.94	4.31	29.28	43.82	20.64
ATM Small Cap Managed Volatility	0.32	3.03	24.03	52.56	20.07
EQ/BlackRock Basic Value Equity	1.62	2.36	13.54	16.83	6.44
EQ/Boston Advisors Equity Income	3.00	3.53	23.82	29.33	10.82
EQ/Core Bond Index	4.44	3.51	17.24	11.76	1.19
EQ/GAMCO Small Company Value	17.02	29.65	274.81	387.47	187.60
EQ/Global Bond PLUS	8.25	6.68	37.45	3.19	—
EQ/High Yield Bond	43.09	44.87	164.35	57.46	5.18
EQ/Intermediate Government Bond	6.34	5.04	23.60	17.15	1.75
EQ/International Equity Index	0.03	0.07	1.35	4.82	4.18
EQ/JPMorgan Value Opportunities	0.49	0.87	5.44	8.75	3.89
EQ/Large Cap Growth Index	0.15	0.57	3.52	6.80	3.23
EQ/MFS International Growth	1.16	3.29	24.21	31.85	13.86
EQ/PIMCO Ultra Short Bond	11.00	8.66	39.25	26.96	2.76

Portfolios:	CharterSM Fixed Income	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth
EQ/Energy ETF	—%	0.33%	1.23%	1.41%	2.77%
EQ/Low Volatility Global ETF	—	1.35	2.55	2.61	3.14
AXA Natural Resources	—	0.15	0.41	0.64	1.27
AXA SmartBeta Equity	—	0.48	1.14	1.17	1.40
AXA/AB Small Cap Growth	—	0.01	0.01	0.02	0.02
AXA/Doubleline Opportunistic Core Plus Bond	—	—	—	—	—
AXA/Horizon Small Cap Value	—	—	—	—	—
AXA/Lord Abbett Micro Cap	—	0.04	0.10	0.11	0.13
AXA/Morgan Stanley Small Cap Growth	—	—	—	—	—
AXA/Pacific Global Small Cap Value	—	—	—	—	—
EQ/BlackRock Basic Value Equity	—	0.01	0.02	0.02	0.02
EQ/Boston Advisors Equity Income	—	—	—	—	—
EQ/Capital Guardian Research	—	0.07	0.16	0.16	0.18
EQ/Convertible Securities	3.07	5.65	6.05	3.87	2.82

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Portfolios:	CharterSM Fixed Income		CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth
EQ/Core Bond Index	—	#%	—%	—	#%	—	#%	—	#%
EQ/Emerging Markets Equity PLUS	—		0.31	0.75		0.78		0.86
EQ/GAMCO Mergers and Acquisitions	—		1.13	1.97		2.19		1.39
EQ/GAMCO Small Company Value	—		0.28	0.65		0.66		0.75
EQ/Global Bond PLUS	0.16		0.28	0.28		0.16		0.09
EQ/High Yield Bond	1.12		2.42	2.38		1.28		0.77
EQ/Intermediate Government Bond	0.01		0.01	0.01		0.01		—	#
EQ/International Equity Index	—		0.02	0.04		0.04		0.05
EQ/Invesco Comstock	—		0.06	0.13		0.13		0.14
EQ/MFS International Growth	—		0.02	0.04		0.04		0.04
EQ/Morgan Stanley Mid Cap Growth	—		0.02	0.04		0.04		0.05
EQ/PIMCO Global Real Return	0.97		1.67	1.65		0.93		0.54
EQ/PIMCO Ultra Short Bond	0.03		0.05	0.05		0.03		0.02

#	Percentage of ownership is less than 0.005%.

Portfolios:	CharterSM Aggressive Growth		CharterSM Equity	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Growth
EQ/Energy ETF	3.20%		—%	—%	—%	—%
EQ/Low Volatility Global ETF	2.47		2.58	1.00	1.97	2.94
AXA Natural Resources	1.39		—	—	—	—
AXA SmartBeta Equity	1.11		1.17	0.46	0.89	1.26
AXA/AB Small Cap Growth	0.01		0.01	—	—	—
AXA/Doubleline Opportunistic Core Plus Bond	—		—	—	—	—
AXA/Horizon Small Cap Value	—		—	—	—	—
AXA/Lord Abbett Micro Cap	0.10		0.10	—	—	—
AXA/Morgan Stanley Small Cap Growth	—		—	—	—	—
AXA/Pacific Global Small Cap Value	—		—	—	—	—
EQ/BlackRock Basic Value Equity	0.02		0.02	—	—	—
EQ/Boston Advisors Equity Income	—		—	—	—	—
EQ/Capital Guardian Research	0.15		0.16	—	—	—
EQ/Convertible Securities	1.41		—	—	—	—
EQ/Core Bond Index	—		—	—	—	—
EQ/Emerging Markets Equity PLUS	0.74		0.72	0.19	0.36	0.54
EQ/GAMCO Mergers and Acquisitions	0.48		—	—	—	—
EQ/GAMCO Small Company Value	0.62		0.61	—	—	—
EQ/Global Bond PLUS	0.03		—	0.17	0.14	0.06
EQ/High Yield Bond	0.22		—	—	—	—
EQ/Intermediate Government Bond	—	#	—	—	—	—
EQ/International Equity Index	0.04		0.04	0.01	0.02	0.03
EQ/Invesco Comstock	0.13		0.12	—	—	—
EQ/MFS International Growth	0.04		0.04	0.01	0.02	0.03
EQ/Morgan Stanley Mid Cap Growth	0.04		0.04	—	—	—
EQ/PIMCO Global Real Return	0.15		—	0.76	0.60	0.27
EQ/PIMCO Ultra Short Bond	0.01		—	—	—	—

#	Percentage of ownership is less than 0.005%.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Portfolios:	CharterSM Income Strategies		CharterSM Interest Rate Strategies	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth
EQ/Energy ETF	1.17%		3.64%	—%	5.78%	—%
EQ/Low Volatility Global ETF	—		10.48	—	—	—
AXA Natural Resources	0.58		1.31	—	1.65	—
AXA SmartBeta Equity	—		—	—	—	—
AXA/AB Small Cap Growth	—		—	—	—	—
AXA/Doubleline Opportunistic Core Plus Bond	—		—	9.14	—	—
AXA/Horizon Small Cap Value	—		—	—	—	—
AXA/Lord Abbett Micro Cap	—		—	—	—	20.56
AXA/Morgan Stanley Small Cap Growth	—		—	—	—	24.43
AXA/Pacific Global Small Cap Value	—		—	—	—	—
EQ/BlackRock Basic Value Equity	—		—	—	—	—
EQ/Boston Advisors Equity Income	0.08		0.08	—	—	—
EQ/Capital Guardian Research	—		—	—	—	—
EQ/Convertible Securities	—		3.04	—	—	—
EQ/Core Bond Index	—	#	—	1.54	—	—
EQ/Emerging Markets Equity PLUS	—		—	—	—	—
EQ/GAMCO Mergers and Acquisitions	—		—	—	—	—
EQ/GAMCO Small Company Value	—		—	—	—	—
EQ/Global Bond PLUS	0.03		0.05	—	—	—
EQ/High Yield Bond	0.89		0.26	82.71	—	—
EQ/Intermediate Government Bond	—		—	—	—	—
EQ/International Equity Index	—		—	—	—	—
EQ/Invesco Comstock	—		—	—	—	—
EQ/MFS International Growth	—		—	—	—	—
EQ/Morgan Stanley Mid Cap Growth	—		—	—	—	—
EQ/PIMCO Global Real Return	0.21		1.18	15.65	2.53	—
EQ/PIMCO Ultra Short Bond	—		0.01	—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	CharterSM Small Cap Value	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
EQ/Energy ETF	—%	1.86%	5.31%	6.05%
EQ/Low Volatility Global ETF	—	—	—	—
AXA Natural Resources	—	0.88	2.57	2.79
AXA SmartBeta Equity	—	—	—	—
AXA/AB Small Cap Growth	—	—	—	—
AXA/Doubleline Opportunistic Core Plus Bond	—	—	—	—
AXA/Horizon Small Cap Value	52.84	—	—	—
AXA/Lord Abbett Micro Cap	—	—	—	—
AXA/Morgan Stanley Small Cap Growth	—	—	—	—
AXA/Pacific Global Small Cap Value	52.72	—	—	—
EQ/BlackRock Basic Value Equity	—	—	—	—
EQ/Boston Advisors Equity Income	—	—	—	—
EQ/Capital Guardian Research	—	—	—	—
EQ/Convertible Securities	—	2.88	3.41	1.69
EQ/Core Bond Index	—	—	—	—
EQ/Emerging Markets Equity PLUS	—	—	—	—
EQ/GAMCO Mergers and Acquisitions	—	5.59	5.74	0.59
EQ/GAMCO Small Company Value	4.11	—	—	—

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Portfolios:	CharterSM Small Cap Value	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
EQ/Global Bond PLUS	—%	—%	—%	—%
EQ/High Yield Bond	—	—	—	—
EQ/Intermediate Government Bond	—	—	—	—
EQ/International Equity Index	—	—	—	—
EQ/Invesco Comstock	—	—	—	—
EQ/MFS International Growth	—	—	—	—
EQ/Morgan Stanley Mid Cap Growth	—	—	—	—
EQ/PIMCO Global Real Return	—	—	—	—
EQ/PIMCO Ultra Short Bond	—	—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
EQ/BlackRock Basic Value Equity	0.08%	0.17%	0.10%	0.09%	0.12%
EQ/Core Bond Index	0.19	0.20	0.08	0.03	—
EQ/Emerging Markets Equity PLUS	8.45	17.72	13.00	9.74	4.63
EQ/Equity 500 Index	0.37	1.05	0.86	0.65	0.30
EQ/Global Bond PLUS	1.56	1.75	0.72	0.15	—
EQ/High Yield Bond	17.81	23.01	9.52	3.75	—
EQ/International Equity Index	0.48	1.04	0.78	0.60	0.25
EQ/MFS International Growth	0.14	0.47	0.42	0.36	0.28
EQ/PIMCO Ultra Short Bond	0.25	0.25	0.13	0.03	—

Note 9	Substitution, Reorganization and In-Kind Transactions

At a meeting held on June 9, 2015, the Board of Trustees approved a proposed reorganization for submission to contractholders of CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio. Pending contractholder approval, CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio are expected to merge into CharterSM International Moderate Portfolio, in the third quarter of 2015.

At a meeting held on June 9, 2015, the Board of Trustees approved a proposed reorganization for submission to contractholders of CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio. Pending contractholder approval CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio are expected to merge into CharterSM Alternative 100 Moderate Portfolio, in the third quarter of 2015.

At a meeting held on June 9, 2015, the Board of Trustees approved a proposed reorganization for submission to contractholders of the CharterSM Equity Portfolio. Pending contractholder approval, CharterSM Equity Portfolio is expected to merge into EQ/Common Stock Index Portfolio, a series of EQ Advisors Trust, in the third quarter of 2015.

At a meeting held on June 9, 2015, the Board of Trustees approved a proposed reorganization for submission to contractholders of the CharterSM Fixed Income Portfolio. Pending contractholder approval, CharterSM Fixed Income Portfolio is expected to merge into EQ/Core Bond Index Portfolio, a series of EQ Advisors Trust, in the third quarter of 2015.

The following transactions occurred during 2014:

At a meeting held on April 10, 2014, the contractholders approved the conversion of CharterSM Multi-Sector Bond Portfolio (“CMSB”), known at the time as Multimanager Multi-Sector Bond Portfolio, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Simultaneous with the conversion, there was a redemption in-kind by certain of the AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios (“Allocation Portfolios”) from Class K of CMSB. The redeeming Portfolios then contributed in-kind the securities and currency received from CMSB to EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and received Class K shares of those Portfolios. Valuation of the securities and currency transferred was as of April 17, 2014 and was in accordance with the Portfolios’ valuation policy.

For U.S. GAAP and tax purposes, the transaction was treated as a sale on the conversion date. The resulting gain/loss based on the values of the securities and currency transferred are listed in the table below. The realized gain/loss is recorded in Net Realized Gain on Investments on the redeeming Portfolios’ Statements of Operations.

Portfolios:	Value of CMSB Class K Shares redeemed	Realized Gain/(Loss)
AXA Conservative Allocation	$25,198,613	$2,856,825
AXA Conservative-Plus Allocation	15,600,690	(7,021,295)
AXA Moderate Allocation	96,245,638	(34,377,656)
AXA Moderate-Plus Allocation	55,612,304	710,626
AXA Aggressive Allocation	5,243,368	78,459
CharterSM Fixed Income	192,563	(5,371)
CharterSM Income Strategies	378,596	(9,201)
Target 2015 Allocation	10,246,723	(256,012)
Target 2025 Allocation	9,305,296	(344,756)
Target 2035 Allocation	4,058,985	(68,789)
Target 2045 Allocation	955,638	(21,452)

The value of the securities and currency contributed in-kind by the Allocation Portfolios to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and the corresponding Class K shares issued by those Portfolios was as follows:

Portfolios:	Class K Shares Issued to Allocation Portfolios	Value of securities and currency transferred by Allocation Portfolios
EQ/Core Bond Index (a)	14,728,410	$146,930,927
EQ/High Yield Bond (a)	2,647,274	27,488,183
EQ/Quality Bond PLUS (a)	5,739,906	48,619,304

(a)	A portfolio of EQ Advisors Trust.

The value of shares redeemed in-kind and securities and currency contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At the date of the conversion, CMSB transferred securities and currency to the AXA Allocation Funds in relation to the redemption in-kind. CMSB then transferred its remaining securities and currency into EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio in exchange for Class K shares of those portfolios. Valuation of these securities transferred was as of April 17, 2014 and in accordance with the Portfolios’ valuation policy.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

The redemption in-kind by the Allocation Portfolios from CMSB was treated as a sale for U.S. GAAP purposes. CMSB recognized a gain of $4,056,345 based on the value of the securities and currency transferred of $223,038,414 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CMSB’s Statement of Operations. For tax purposes, the gain is not recognized by the Portfolio.

The contribution in-kind to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio was treated as a sale for U.S. GAAP purposes and accomplished though a taxable transfer. CMSB recognized a gain of $4,556,918 based on the value of the securities and currency transferred of $250,562,433 on the date of conversion. The realized gain is recognized in Net Realized Gain on Investments on CMSB’s Statement of Operations. The value of the securities and currency contributed in-kind by CMSB to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and the corresponding Class K shares issued by those Portfolios was as follows:

Portfolios:	Class K Shares Issued to CMSB	Value of securities and currency transferred by CMSB
EQ/Core Bond Index (a)	16,545,151	$165,054,782
EQ/High Yield Bond (a)	2,974,905	30,890,166
EQ/Quality Bond PLUS (a)	6,448,041	54,617,485

(a)	A portfolio of EQ Advisors Trust.

The value of securities and currency transformed by CMSB to Allocation Portfolios and EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on April 10, 2014, contractholders approved the conversion of the CharterSM Small Cap Growth Portfolio (“CSCG”), known at the time as Multimanager Small Cap Growth Portfolio, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

In connection with the conversion, CSCG transferred its securities and currency into AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio in exchange for Class K shares of those Portfolios as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. This was accomplished through a non-taxable transfer. For U.S. GAAP and tax purposes, the Class K shares of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio issued to CSCG were recorded at fair value based on securities and currency transferred: however, the cost basis of the securities transferred from CSCG was carried forward to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Total Class K Shares Issued by EQAT Portfolios	Total value of securities and currency transferred by CSCG	Total cost of securities and currency transferred by CSCG
AXA Lord Abbett Micro Cap (a)	11,525,821	$115,258,210	$110,141,967
AXA/Morgan Stanley Small Cap Growth (a)	27,239,130	272,391,299	224,447,542

(a)	A portfolio of EQ Advisors Trust.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCG redeemed their shares of CSCG in-kind and received Class K shares of the AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. For U.S. GAAP purposes, a gain of $39,045,437 was recognized by CSCG based on the value of the securities and currency of $285,260,921 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CSCG’s Statement of Operations. For tax purposes, the gain is not recognized by CSCG. This gives rise to a permanent book and tax difference.

Portfolios:	Value of Class K Shares Redeemed from CSCG by AXA Allocation Funds	Cost of Class K Shares Redeemed from CSCG by AXA Allocation Funds
AXA Conservative Allocation	$2,537,190	$1,499,398
AXA Conservative-Plus Allocation	2,769,650	1,623,901
AXA Moderate Allocation	46,281,070	19,777,961
AXA Moderate-Plus Allocation	161,953,031	82,931,630
AXA Aggressive Allocation	71,719,980	37,329,137

Portfolios:	Class K Shares to AXA Allocation Portfolios	Value of securities and currency transferred by CSCG	Cost of securities and currency transferred by CSCG
AXA/Lord Abbett Micro Cap (a)	8,481,544	$84,815,440	$81,050,532
AXA/Morgan Stanley Small Cap Growth (a)	20,044,548	200,445,481	165,164,952

(a)	A portfolio of EQ Advisors Trust.

For U.S. GAAP purposes, the AXA Allocation Portfolios’ cost basis of CSCG shares held carry forward to the shares received of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. No realized gain/loss was recorded by the AXA Allocation Portfolios. For tax purposes, the shares received of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth are recorded at value with the cost basis stepped up to fair value. This gives rise to a temporary book and tax difference related to the AXA Allocation Portfolios’ cost basis in AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. The value of shares redeemed in-kind from AXA Allocation Portfolios and contributed in-kind to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on April 10, 2014, contractholders approved the conversion of the CharterSM Small Cap Value Portfolio (“CSCV”), known at the time as Multimanager Small Cap Value Portfolio, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

In connection with the conversion, CSCV transferred its securities and currency into AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio in exchange for Class K shares of those portfolios as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. This was accomplished through a non-taxable transfer. For U.S. GAAP and tax purposes, the Class K shares of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolios issued to CSCV were recorded at fair value based on the securities and currency transferred ; however, the cost basis of the securities transferred from CSCV was carried forward to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio and the cost basis of shares issued to CSCV maintained the cost basis of the contributed securities. Additionally, the value of securities transferred

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

from CSCV to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Total Class K Shares Issued by EQAT Portfolios	Total value of securities and currency transferred by CSCV	Total cost of securities and currency transferred by CSCV
AXA/Horizon Small Cap Value (a)	15,283,496	$152,834,960	$116,618,143
AXA/Pacific Global Small Cap Value (a)	15,767,592	157,675,921	117,555,166

(a)	A portfolio of EQ Advisors Trust.

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCV redeemed their shares of CSCV in-kind and received Class K shares of the AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. For U.S. GAAP purposes, a gain of $26,795,640 was recognized by CSCV based on the value of the securities and currency of $108,994,006 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CSCV’s Statement of Operations. For tax purposes, the gain is not recognized by CSCV. This gives rise to a permanent book and tax difference.

Portfolios:	Value of Class K Shares Redeemed from CSCV by AXA Allocation Portfolios	Cost of Class K Shares Redeemed from CSCV by AXA Allocation Portfolios
AXA Conservative-Plus Allocation	$3,066,079	$1,686,675
AXA Moderate Allocation	16,656,359	10,596,634
AXA Moderate-Plus Allocation	84,252,549	71,270,515
AXA Aggressive Allocation	5,019,019	2,045,434

Portfolios:	Class K Shares to AXA Allocation Portfolios	Value of securities and currency transferred by CSCV	Cost of securities and currency transferred by CSCV
AXA/Horizon Small Cap Value (a)	5,364,738	$53,647,380	$40,934,728
AXA/Pacific Global Small Cap Value (a)	5,534,663	55,346,626	41,263,638

(a)	A portfolio of EQ Advisors Trust.

For U.S. GAAP purposes, the AXA Allocation Portfolios’ cost basis of CSCV shares held carry forward to the shares received of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio. No realized gain/loss was recorded by the AXA Allocation Portfolios. For tax purposes, the shares received AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio are recorded at value with the cost basis stepped up to fair value. This gives rise to temporary book and tax difference related to the AXA Allocation Portfolios’ cost basis in AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio. The value of shares redeemed in-kind from AXA Allocation Portfolios and contributed in-kind to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

After the close of business on June 13, 2014, AXA International Core Managed Volatility Portfolio, a portfolio of the EQ Advisors Trust, acquired the net assets of the Multimanager International Equity Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 21, 2014. For accounting purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA International Core Managed Volatility Portfolio issuing 1,227,371 Class IA shares, 9,620,437 Class IB shares and 20,710,293 Class K shares (valued at $13,247,592, $103,962,228 and $223,812,508, respectively) in exchange for 1,085,178 Class A shares, 8,531,874 Class B shares and 18,334,569 Class K shares of the Multimanager International Equity Portfolio, respectively. The securities held by Multimanager International Equity Portfolio, with a fair value of $264,873,592 and identified cost of $205,808,016 at June 13, 2014, were the principal assets acquired by AXA International Core Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA International Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager International Equity Portfolio was carried forward to align ongoing reporting of AXA International Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager International Equity Portfolio’s net assets at the merger date of $341,022,328, including $55,415,321 of unrealized appreciation (including foreign currency translations), $(690,190) of undistributed net investment loss and $(1,055,455,316) of undistributed net realized loss on investments, were combined with those of AXA International Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA International Core Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $33,874,462, and net loss on investments of $(166,210,704), resulting in a decrease in net assets from operations of $(132,336,242). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager International Equity Portfolio that have been included in AXA International Core Managed Volatility Portfolio’s Statement of Operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $1,921,786,050. Immediately after the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $2,262,808,378.

After the close of business on June 13, 2014, AXA Large Cap Value Managed Volatility Portfolio, a portfolio of EQ Advisors Trust, acquired the net assets of the Multimanager Large Cap Value Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 21, 2014. For accounting purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Value Managed Volatility Portfolio issuing 697,490 Class IA shares, 5,954,139 Class IB shares and 39,587,692 Class K shares (valued at $10,605,466, $90,323,958 and $602,585,067, respectively) in exchange for 748,267 Class A shares, 6,372,771 Class B shares and 42,512,824 Class K shares of the Multimanager Large Cap Value Portfolio, respectively. The securities held by Multimanager Large Cap Value Portfolio, with a fair value of $654,514,472 and identified cost of $469,160,558 at June 13, 2014, were the principal assets acquired by AXA Large Cap Value Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA Large Cap Value Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Value Portfolio was carried forward to align ongoing reporting of AXA Large Cap Value Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap Value Portfolio’s net assets at the merger date of $703,514,491, including $185,355,745 of unrealized appreciation (including foreign currency translations) $337,715 of undistributed net investment income and $(416,002,381) of undistributed net realized loss on investments, were combined with those of AXA Large Cap Value Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Value Managed

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $89,181,845, and net gain on investments of $603,869,824, resulting in an increase in net assets from operations of $693,051,669. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Value Portfolio that have been included in AXA Large Cap Value Managed Volatility Portfolio’s Statement of Operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the AXA Large Cap Value Managed Volatility Portfolio totaled $5,492,634,494. Immediately after the combination, the net assets of the AXA Large Cap Value Managed Volatility Portfolio totaled $6,196,148,985.

After the close of business on June 13, 2014, the Multimanager Aggressive Equity Portfolio merged into the Multimanager Aggressive Equity Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Core Bond Portfolio merged into the Multimanager Core Bond Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Mid Cap Growth Portfolio merged into the Multimanager Mid Cap Growth Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Mid Cap Value Portfolio merged into the Multimanager Mid Cap Value Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Technology Portfolio merged into the Multimanager Technology Portfolio of the EQ Advisors Trust.

After the close of business on June 20, 2014, AXA Large Cap Core Managed Volatility Portfolio, a portfolio of EQ Advisors Trust, acquired the net assets of the Multimanager Large Cap Core Equity Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 21, 2014. For accounting purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Core Managed Volatility Portfolio issuing 455,032 Class IA shares, 2,605,118 Class IB shares and 61,392,015 Class K shares (valued at $4,192,472, $24,006,105 and $566,285,754, respectively) in exchange for 277,949 Class A shares, 1,591,777 Class B shares and 37,543,888 Class K shares of the Multimanager Large Cap Core Equity Portfolio, respectively. The securities held by Multimanager Large Cap Core Equity Portfolio, with a fair value of $566,262,874 and identified cost of $381,825,192 at June 20, 2014, were the principal assets acquired by AXA Large Cap Core Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA Large Cap Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Core Portfolio was carried forward to align ongoing reporting of AXA Large Cap Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap Core Equity Portfolio’s net assets at the merger date of $594,484,331, including $184,439,801 of unrealized appreciation (including foreign currency translations), $222,330 of undistributed net investment income and $(217,826,348) of undistributed realized loss on investments, were combined with those of AXA Large Cap Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Core Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $24,695,108, and net gain on investments of $296,421,517, resulting in an increase in net assets from operations of $321,116,625. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Core Equity Portfolio that have been included in AXA Large Cap Core Managed Volatility Portfolio’s Statement of Operations since the merger date, June 20, 2014. Prior to the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,373,240,673. Immediately after the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,967,725,004.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015 (Unaudited)

Note 10	Subsequent Events

The Manager evaluated subsequent events from June 30, 2015, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report.

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the Court consolidated the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs’ experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of Defendants’ experts. In August 2015, the Court denied Plaintiffs’ motions in limine and also denied both parties’ motions for summary judgement.

No liability for litigation relating to these matters has been accrued in the financial statements of the portfolios because any potential damages would be the responsibility of the Defendants.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2015 (Unaudited)

On November 1, 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit has been consolidated with a number of related lawsuits into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or their respective portfolios. Motions to dismiss the suits filed by the Noteholders and the Retirees based on certain limited defenses are currently pending before the United States District Court for the Southern District of New York. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the portfolios, as the Manager believes a loss is not probable.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

(UNAUDITED)

At a meeting held on December 10, 2014, the Board of Trustees (the “Board”) of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an Investment Management Agreement (the “Agreement”) with AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) with respect to the Target 2055 Allocation Portfolio (the “Portfolio”), which commenced operations on May 1, 2015.

The Board noted that the Portfolio is a newly-created portfolio of the Trust that would expand the Manager’s existing line-up of so-called “target date” portfolios — the Target Allocation Portfolios. Similar to the other Target Allocation Portfolios, the Portfolio is a fund-of-funds that seeks to achieve its investment objective by investing in other (underlying) portfolios managed by the Manager and is managed to target a specific retirement year.

In reaching its decision to approve the Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Manager and its affiliates; (2) comparative performance information; (3) the level of the proposed management fee and the Portfolio’s expense ratios relative to those of comparable funds; (4) the costs of the services to be provided by, and the profits to be realized by, the Manager and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale; and (6) the “fall out” benefits to be realized by the Manager and its affiliates (i.e., any direct or indirect benefits to be derived by the Manager and its affiliates from their relationships with the Trust). In considering the Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Manager, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to the meeting. The Board also took into account information provided to the Trustees at prior Board meetings. The information provided to the Trustees described, among other things, the Portfolio’s investment strategies and risks, the services to be provided by the Manager, as well as the Manager’s investment personnel, proposed management fee, expense ratios, comparative performance information, expense limitation arrangements, and other matters. During the meeting, the Trustees met with senior representatives of the Manager to discuss the Agreement and the information provided. The Independent Trustees met in executive session during the meeting at which the Board approved the Agreement to review the information provided. At the meeting and during the portion of the executive session attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Agreement. The Independent Trustees were assisted by independent counsel during the meeting and during their deliberations regarding the Agreement, and also received materials discussing the legal standards applicable to their consideration of the Agreement. In approving the Agreement, the Board, including the Independent Trustees, determined that the proposed management fee was fair and reasonable and that the approval of the Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Agreement.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by the Manager and its affiliates. In addition to the investment performance information discussed below, the Board considered the Manager’s responsibilities with respect to the Portfolio and as compared with its responsibilities with respect to the other Target Allocation Portfolios. The Board also considered the Manager’s experience in serving as the investment manager for the other Target Allocation Portfolios and other portfolios of the Trust, including other portfolios that, like the Portfolio, are structured as funds-of-funds. The Board considered that the Manager would be responsible for, among other things, developing investment strategies for the Portfolio; making investment decisions for the Portfolio; monitoring and evaluating the performance of the Portfolio; monitoring the investment operations and composition of the Portfolio and, in connection therewith, monitoring compliance with the Portfolio’s investment objectives, policies and restrictions, as well as the Portfolio’s compliance with applicable law; placing all orders for the purchase or sale of investments for the Portfolio; coordinating and managing the flow of information and communications relating to the Portfolio among the applicable parties; and implementing Board directives as they relate to the Portfolio. The Board also considered information regarding the Manager’s process for making investment decisions for the Portfolio, as well as information regarding the backgrounds of the personnel who would manage the Portfolio. The Board also considered that the Manager’s responsibilities would include daily monitoring of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to the Portfolio, and considered information regarding the Manager’s ongoing risk management activities. The Board also considered the Manager’s entrepreneurial risk in launching the Portfolio. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Manager was also based, in part, on the Board’s experience and familiarity with the Manager serving as the investment manager for other portfolios of the Trust and on periodic reports provided to the Board regarding the services provided by the Manager to those other portfolios.

The Board members also factored into their review their experience and familiarity with the Manager’s compliance program, policies, and procedures with respect to the portfolios of the Trust. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Manager and reviewed information regarding the Manager’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio.

The Board also considered the benefits that would be provided to investors from participation in an FMG LLC-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of portfolios, advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Manager and its affiliates would provide to the Portfolio and its shareholders.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the Manager were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the Agreement.

Investment Performance. Because the Portfolio had not yet commenced operations, the Board did not consider any performance information for the Portfolio, but it did consider performance information for Target 2045 Allocation Portfolio, which employs an investment strategy similar to that of the Portfolio, as compared with appropriate benchmarks. The Board also considered the Manager’s expertise, resources, proposed methodology and personnel for managing the Portfolio and its experience managing the other Target Allocation Portfolios and other portfolios of the Trust structured as funds-of-funds. Based on its review, the Board determined that the performance data and related information presented supported a decision to approve the Agreement.

Expenses. The Board considered the Portfolio’s proposed management fee in light of the nature, quality and extent of the overall services to be provided by the Manager. The Board noted that the proposed management fee was the same as the management fees paid to the Manager by the other Target Allocation Portfolios. The Board also noted that the proposed management fee was comparable to the management fees paid to the Manager by other portfolios of the Trust structured as funds-of-funds and that differences in the level of the fees reflected differences between the Portfolio and the Trust’s other funds-of-funds managed by the Manager. The Board further considered that the Manager had contractually agreed to make payments or waive all or a portion of its management, administrative and other fees so that the Portfolio’s total expense ratios do not exceed certain levels as set forth in its prospectus. The Board noted that, to the extent that the Manager waives fees pursuant to this expense limitation arrangement, the Portfolio’s actual management fee may be lower than the Portfolio’s contractual management fee. The Board considered that all fees and expenses of the Portfolio are explicitly disclosed in the Portfolio’s offering documents. Based on its review, the Board determined that the Manager’s proposed fee for the Portfolio is fair and reasonable.

Profitability and Costs. The Board also considered the anticipated level of profits to be realized by the Manager in connection with the operation of the Portfolio. The Manager represented that, as a new portfolio with no prior operations, the Portfolio was not expected to be profitable to the Manager initially because of its anticipated small initial asset base. As a result, the Board noted that it periodically would evaluate profitability as the assets of the Portfolio increase over time.

Economies of Scale. The Board also considered whether economies of scale or efficiencies would be realized as the Portfolio grows larger and the extent to which this is reflected in the proposed management and administrative fee schedules for the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the management fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the management fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the management fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the proposed administrative fee schedule for the Portfolio includes breakpoints that would reduce the administrative fee rate as Portfolio assets increase above certain levels. The Board also noted that, although the management fee for the Portfolio does not include breakpoints, the Manager had agreed to assume certain expenses of the Portfolio by making payments or waiving all or a portion of its management, administrative and other fees so that the Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus in light of the fact that the Portfolio is a new portfolio and initially would not have sufficient assets to maintain its expense ratios at competitive levels. The Board also considered that the Manager would share economies of scale or efficiencies with the Portfolio through reinvestment in, and enhancements to, the services that the Manager and its affiliates have made over time, such as hiring additional personnel and providing additional resources in areas that would be relevant to the management and administration of the Portfolio. The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Manager, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with the Portfolio once it commences operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in Portfolio assets to determine whether economies of scale or efficiencies continued to be reflected in the Portfolio’s fee arrangements.

Fall-Out Benefits. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from Portfolio operations, including the following. The Board noted that the Manager also would serve as the administrator for the Portfolio and would receive compensation for acting in this capacity. The Board also recognized that AXA Distributors, LLC, an affiliate of the Manager, serves as the underwriter for the Trust and would receive from the Portfolio payments pursuant to a Rule 12b-1 plan with respect to its Class B shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also recognized that the Portfolio would invest in other (underlying) portfolios managed by the Manager and advised by advisers that may be affiliated with the Manager and that these underlying portfolios pay management and administrative fees to the Manager, who may in certain cases pay advisory fees to an affiliated adviser, and pay distribution fees to the Manager’s distribution affiliate. The Board also noted that the Manager’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolio, would receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolio would be offered as an investment option through variable insurance contracts offered and sold by the Manager’s affiliated insurance companies and that the performance of the Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Manager’s affiliated insurance companies and AXA Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. Based on its review, the Board determined that any “fall-out” benefits that may accrue to the Manager are fair and reasonable.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2015

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
August 27, 2015